As Filed with the Securities and Exchange Commission on September 16, 2002
                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933


                       [ ] Pre-Effective Amendment No. __
                       [X] Post-Effective Amendment No. 44


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            [X] Amendment No. 46


                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:


                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [ ] On _____________ pursuant to paragraph (b); or
                  [X] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On ____________ pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [ ] On _____________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


                  [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OCTOBER 16, 2002


 CLASS N SHARES


 ABN AMRO GLOBAL EMERGING MARKETS FUND


[ABN AMRO ASSET MANAGEMENT LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

[ABN AMRO ASSET MANAGEMENT LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page

FUND SUMMARY
Investment Objective, Principal Investment Strategies and
  Risks                                                            2

FUND EXPENSES                                                      3

INVESTMENT TERMS                                                   4

MORE ABOUT THE FUND                                                5

    OTHER INVESTMENT STRATEGIES                                    5

MANAGEMENT OF THE FUND                                             6

SHAREHOLDER INFORMATION                                            7
    Opening An Account                                             7
    Exchanging Shares                                              8
    Selling/Redeeming Shares                                       9
    Transaction Policies                                          12
    Account Policies And Dividends                                13
    Additional Investor Services                                  13
    Distribution Plan 12b-1 Fees                                  14
    Portfolio Transactions And Brokerage Commissions              14

DIVIDENDS, DISTRIBUTIONS AND TAXES                                15

FINANCIAL HIGHLIGHTS                                              16

GENERAL INFORMATION                                       Back Cover

EQUITY FUND: INTERNATIONAL


ABN AMRO Global Emerging Markets Fund


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of emerging market equity securities. A company is considered to be in emerging markets if it is domiciled in an emerging market country, is traded mainly in emerging markets, derives at least half of its income or profits from emerging markets or has at least half of its assets located in an emerging market country. Under present conditions, the Fund expects to hold investments in Africa, Asia, Eastern and Mediterranean Europe, Latin America and the Middle East. The Fund's investments are spread among regions, countries, industries and companies. The country allocation is set considering changes in political and economic factors. In selecting companies for investment, a company's financial strength, competitive position, profitability, growth prospects and quality of management will typically be evaluated.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


MARKET RISK: The Fund's share price can move up or down in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets also may have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

    - CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund normally does not expect to hedge against the value of the U.S. dollar.

    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements
-  delays in settling Fund transactions

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE


The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report. Performance for another fund managed by the Fund's portfolio manager is on page 6.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED IN SOME CASES.

REDEMPTION FEE                                 2% WITHIN 90 DAYS

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


             DISTRIBUTION                     TOTAL                   NET
MANAGEMENT     (12B-1)         OTHER         EXPENSE        FEE     EXPENSE
   FEES          FEES       EXPENSES(1)       RATIO       WAIVERS   RATIO(2)
  1.25%         0.25%          2.93%          4.43%       (2.48)%    1.95%


(1)"Other Expenses" are estimated for the current fiscal year.



(2)The table above reflects the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through December 31, 2003 at the rates shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

1 YEAR                3 YEARS
 $198                 $1,116

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.


DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.


EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.



EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



GROWTH INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company that issues a security, such as a stock, bond or money market security.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.


NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.



RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.



TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" on page 14).

More About the Fund

OTHER INVESTMENT STRATEGIES


The Fund's investment policy relating to the type of securities in which at least 80% of the Fund's net assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.


In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

ADRS/EDRS/GDRS

The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held by banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, the Fund may avoid currency risks during the settlement period for purchases or sales by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Management of the Fund

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to the Fund. As of March 31, 2002, ABN AMRO Asset Management (USA) LLC managed approximately $8.4 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, Chicago, Illinois 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator. The Fund pays ABN AMRO Asset Management an annual management fee of 1.25% of its average daily net assets.


PORTFOLIO MANAGER
Joseph Van den Heuvel has been Portfolio Manager of the Fund since inception. Mr. Van den Heuvel has been associated with the Adviser and/or its affiliates since 1993. Since 1997, Mr. Van den Heuvel has been part of the Emerging Markets Investment Committee. Mr. Van den Heuvel holds an Honors Co-operative Bachelor of Mathematics, with a major in Computer Science from the University of Waterloo and a M.B.A. from Queen's University.

RELATED PERFORMANCE

Set forth below is historical performance data for the ABN AMRO Global Emerging Markets Fund (the "Luxembourg Fund"), an offshore fund registered in Luxembourg and managed by ABN AMRO Asset Management (Netherlands) ("AAAM (Netherlands)"), a division of ABN AMRO N.V. Bank and an affiliate of the Adviser. Joseph Van den Heuvel will serve as portfolio manager of the Fund, subject to the supervision of the Adviser. The Luxembourg Fund is also managed by Mr. Van den Heuvel and has a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. Of course, past performance is not predictive of future results.


Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net of fees. Fees and expenses of the Fund differ from those of the Luxembourg Fund and are discussed above under "Fund Expenses."

The Luxembourg Fund is regulated and sold outside the United States. Because the Luxembourg Fund is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act"), it has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Luxembourg Fund may have been different had it been subject to regulation as an investment company under U.S. federal laws. Results may also differ depending on the country registrations or permits sought by the Fund to enable the Fund to make investments in certain emerging markets. If permits are not obtained prior to inception or are deemed not warranted based on factors such as fund size, investments in certain countries will not be permitted or will be limited to available ADRs or GDRs.


The Luxembourg Fund's performance is compared to the Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index (the "Index"), an unmanaged index of a sample of companies representative of the stock market structure of 27 emerging market countries. MSCI Free indices reflect investable opportunities for global investing by taking into account local market restrictions on shares owned by foreigners (including, for example, exclusions or limits on investments in certain share classes and capital repatriation requirements).



The Luxembourg Fund's base currency is the US dollar and both the Luxembourg Fund and Index results are expressed in US dollars and are net of broker commissions, expenses related to trading and foreign withholding taxes on dividends, interest and capital gains. The performance of the Luxembourg Fund and the Index include the reinvestment of all dividends. For withholding purposes, the Luxembourg Fund and the Index are Luxembourg based; the Fund is US based for withholding purposes.


                          AVERAGE ANNUAL TOTAL RETURN

                    (For the periods ended August 30, 2002)



                                        1 Year   3 Years   5 Years    Inception*
------------------------------------------------------------------------------------
Luxembourg Fund**                        4.38%    0.09%    -2.82%       -4.83%
------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index         2.24%   -7.83%    -7.41%       -9.74%
------------------------------------------------------------------------------------



 *The Luxembourg Fund's inception was July 11, 1997. The Index is computed from
  July 31, 1997.



**The Luxembourg Fund's performance is not subject to U.S. federal laws governing the calculation of performance.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account
-  Any required medallion signature guarantees (if applicable) are included

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 11.



BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires
PROVIDENCE, RI 02940              address at the left.                  and ACH for purchases (see "Other Features" on p. 11).
                                - We accept checks, bank drafts         Checks must be drawn on U.S. banks. There is a $20
                                  and money orders for purchases.       charge for returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: ABN AMRO Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "ABN AMRO Fund Number,"
                                  ABN AMRO Funds.                       "Your Account Number."
                                                                      - Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept third party checks, which are checks
                                                                        made payable to someone other than ABN AMRO Funds.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information"
                                - Instruct your bank (who may           section on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN
                                  amount of your investment.            AMRO Funds and tell the representative the Fund name,
                                - Give the following wire/ACH           account number, the name(s) in which the account is
                                  information to your bank:             registered and the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or
                                  ABA #01-10-01234                      ACH the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number,"           ABA #01-10-01234
                                  "Your Account Number."                For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number,"
                                  ABN AMRO Funds                        "Your Account Number."
                                  P.O. Box 9765
                                  Providence, RI 02940

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail' above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access."


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you.


ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, fund number, your account number, the
ABN AMRO FUNDS                                                          name(s) in which the account is registered and the
P.O. BOX 9765                                                           dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents
                                                                        that may be required. (See "Selling Shares in Writing"
                                                                        on page 10).
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 11).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET, Monday-
                                                                        Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 11).
                                                                      - ABN AMRO Funds reserves the right to refuse any
                                                                        telephone sales request and may modify the procedures
                                                                        at any time. ABN AMRO Funds makes reasonable attempts
                                                                        to verify that telephone instructions are genuine, but
                                                                        you are responsible for any loss that you may bear
                                                                        from telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 11.)


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000.

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see
                                           previous)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered
                                         - Medallion signature guarantee, if applicable (see
                                           previous)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Medallion signature guarantee, if applicable (see
                                           previous)

Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Medallion signature guarantee, if applicable (see
                                           previous)

Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Medallion signature guarantee, if applicable (see
                                           previous)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.


OTHER FEATURES

The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds' account(s):

- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in proper form. Requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
-  reject any purchase order

-  suspend the offering of Fund shares

- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Fund reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operations. The Fund also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

REDEMPTION FEES

The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, the Fund assesses a 2% fee on redemptions (including exchanges) of Fund shares held for less than 90 days.


Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401(k) plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.


DIVIDENDS
Dividends will be declared and paid annually. Capital gains will be distributed at least once a year, in December.

DISTRIBUTIONS
The Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains occur when the Fund sells a portfolio security for more than the original purchase price.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Fund. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE

ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in the Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of the Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of Fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from the Fund may be taxable whether or not you reinvest them.

- The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


The Fund is new and does not have any operating history. Information will be included in the Fund's first annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Fund and dated October 16, 2002, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &
            Fund Literature                 800 992-8151
            Investment Advisor Services     800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090.

Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004


                                                                    ABN-N-GEM-02

OCTOBER 16, 2002


 CLASS C SHARES

 ABN AMRO/
 CHICAGO
 CAPITAL GROWTH
 FUND

[ABN AMRO ASSET MANAGEMENT LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

[ABN AMRO ASSET MANAGEMENT LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

                                 ABN AMRO FUNDS

TABLE OF CONTENTS


                                                                Page

FUND SUMMARY
Investment Objective, Principal Investment Strategies and
  Risks                                                            3

    FUND EXPENSES                                                  5

INVESTMENT TERMS                                                   6

MORE ABOUT ABN AMRO FUNDS                                          7

    OTHER INVESTMENT STRATEGIES                                    7

MANAGEMENT OF THE FUND                                             9

    THE ADVISER                                                    9

SHAREHOLDER INFORMATION                                           10
    Opening An Account                                            10
    Buying Shares                                                 10
    Selling/Redeeming Shares                                      12
    Transaction Policies                                          14
    Account Policies And Dividends                                15
    Additional Investor Services                                  15
    Applicable Sales Charge                                       16
    Distribution Plan 12b-1 Fees                                  16
    Shareholder Service Fee                                       16
    Portfolio Transactions And Brokerage Commissions              16

DIVIDENDS, DISTRIBUTIONS AND TAXES                                17

FINANCIAL HIGHLIGHTS                                              18

GENERAL INFORMATION                                       Back Cover

EQUITY FUND: LARGE CAP

ABN AMRO/Chicago Capital Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES


The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500(R) Index averages:

-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

-  market capitalization over $3 billion



The portfolio managers also consider the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


This Fund may also invest in convertible securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


MARKET RISK: The Fund's share price can move up or down in response to stock market conditions, changes in the economy or particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.



GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.



INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause the Fund's share price to drop.



CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect the Fund's share price.


ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


MANAGER RISK: The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.



See page 7 for other investment strategies.


FUND PERFORMANCE -- CLASS N SHARES*

The bar chart shows how the performance of Class N Shares of the Fund has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. However, the performance of Class N Shares does not reflect the annual operating expenses for the Class C Shares, which are higher than those of Class N. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

        0.50%           35.55%     25.40%     26.74%     35.45%     23.30%     2.10%     (13.13%)
        1994             1995       1996       1997       1998       1999       2000       2001


  2002 Total Return as of June 30:
  -12.45%
  For the periods included in the bar
  chart:
  Best Quarter           12/98    23.68%
  Worst Quarter:          9/01   -17.68%



*The returns shown are for Class N Shares that are not offered in this prospectus. Class C Shares are new and do not yet have a calendar year of operations. Class N Shares and Class C Shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that Class N Shares and Class C Shares do not have the same expenses. The annual returns of the Class C shares would be lower than the returns of the Class N Shares, due to higher distribution fees and shareholder service fees paid by Class C Shares.

The following table indicates how the average annual returns for Class N Shares of the Fund for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Large-Cap Growth Fund Index. The annual returns below do not reflect the contingent deferred sales charge for Class C shares. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)

                                                            Since
                                   1 Year     5 Years    Inception(1)
-------------------------------------------------------------------------
ABN AMRO/Chicago Capital Growth
  Fund -- Class N:
  Return Before Taxes              -13.13%    13.42%        15.78%
  Return After Taxes on
    Distributions                  -13.18%    12.00%        14.62%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                     -7.96%    11.14%        13.41%
-------------------------------------------------------------------------
S&P 500 Index
  (reflects no deduction for
  taxes, fees or expenses)         -11.88%    10.70%        13.99%
-------------------------------------------------------------------------
Lipper Large-Cap Growth Fund
  Index
  (reflects no deduction for
  taxes, fees or expenses)         -23.87%     7.50%        11.37%
-------------------------------------------------------------------------

(1)Inception of Class N Shares: December 13, 1993. S&P 500 Index and Lipper Large-Cap Growth Fund Index data computed from November 30, 1993.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses


As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A
  PERCENTAGE OF THE OFFERING PRICE)                1.00%(1)
REDEMPTION FEE                                     NONE(2)

(1)A contingent deferred sales charge (CDSC) of up to 1.00% may be imposed on certain redemptions of Class C shares. The CDSC applies to redemption of Class C shares within 18 months of purchase.

(2)If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.



                                                                                                                TOTAL
                                                            MANAGEMENT       DISTRIBUTION        OTHER         EXPENSE
FUND                                                           FEES          (12B-1) FEES       EXPENSES        RATIO
ABN AMRO/Chicago Capital Growth Fund(1)                        0.70%             0.75%             0.48%(2)     1.93%



(1)In addition to Class C Shares, the Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class N Shares are subject to a 12b-1 distribution fee and no shareholder service fee and shareholders of Class I Shares are not subject to a 12b-1 distribution fee or a shareholder service fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class C Shares, which are offered in this prospectus. Class C Shares are subject to a shareholder service fee up to 0.25% which is included in "Other Expenses." Class N Shares and Class I Shares are offered in a separate prospectus.



(2)"Other Expenses" reflect estimated expenses for Class C Shares for the current fiscal year.



EXAMPLE



This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.



1 YEAR                     3 YEARS
$296                        $606



You would pay the following expenses if you did not redeem your shares:



1 YEAR                     3 YEARS
$196                        $606

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.


COMMERCIAL PAPER: Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS: Fixed income securities issued by corporations.

DEBENTURES: Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.


EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.


FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).


GROWTH INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS: Stocks issued by large companies. The Fund defines a large-cap company as one with a market capitalization of $3 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.



MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


STANDARD & POOR'S (S&P) 500 INDEX: An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.


TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. (See "Distribution Plan 12b-1 Fees" on page 16.)

More About ABN AMRO Funds

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in the fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS

The Fund may invest in foreign securities in the form of depositary receipts and for securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Fund has no intention of investing in unsponsored ADRs, EDRs or GDRs.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES
The Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Management of the Fund

THE ADVISER

The Adviser provides management services to the Fund. The Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Fund and its lead portfolio managers and investment experience and the gross management fee paid by the Fund.

CHICAGO CAPITAL MANAGEMENT, INC.

Chicago Capital Management, Inc. is the Adviser to several ABN AMRO Funds and is located at 161 N. Clark Street, Chicago, Illinois 60601. An investment management team makes the investment decisions for the Fund. As of December 31, 2001, Chicago Capital Management managed approximately $6.0 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies. The Fund pays Chicago Capital Management an annual management fee of 0.70% of its average daily net assets.



PORTFOLIO MANAGERS                   INVESTMENT EXPERIENCE
Bernard F. Myszkowski, CFA           Portfolio Manager of the Fund since September 1999;
                                     Executive Vice President and Chief Equity Officer;
                                     associated with Chicago Capital Management and its
                                     affiliates since 1969. He has been a member of the Equity
                                     Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private
                                     family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971. He is a Chartered
                                     Financial Analyst, Charter Holder.

Richard S. Drake, CFA                Portfolio Manager of the Fund since February 2000; Senior
                                     Managing Director, Director of Equity Research and Portfolio
                                     Manager; associated with Chicago Capital Management since
                                     January 2000. Mr. Drake has more than 18 years of investment experience; he previously held a senior investment
                                     management position with Duff & Phelps Investment
                                     Management, Inc. from 1995-1999. Mr. Drake received his MBA from the Kellogg Graduate School of Management at
                                     Northwestern University. He is a Chartered Financial
                                     Analyst, Charter Holder.

Shareholder Information

OPENING AN ACCOUNT


-  Contact your financial representative.

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.

-  Complete the account application with your financial representative.

-  Make your initial investment through your financial representative.

BUYING SHARES


You may purchase additional shares through your financial representative or directly from the ABN AMRO Funds. The price of Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class C shares within 18 months of purchase. The CDSC is described below under "Applicable Sales Charge."


After your initial investment, additional investments of $50 or more may be made. You may also make automatic investments under the Automatic Investment Plan described below under "Additional Investor Services - Automatic Investment Plan."


Make additional investments using the following table as a guideline. All buy requests must be in "good order."



BUYING SHARES                   TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is responsible for
REPRESENTATIVE                    transmitting the order promptly.
                                - Return the investment slip from a statement with your
BY MAIL                           check in the envelope provided and mail to us at the
                                  address at the left.
ABN AMRO FUNDS                  - We accept checks, bank drafts, money orders and wires and
P.O. BOX 9765                     ACH for purchases (see "Other Features" on p. 13). Checks
PROVIDENCE, RI 02940              must be drawn on U.S. banks. There is a $20 charge for
                                  returned checks.
                                - Give the following wire/ACH information to your bank:
                                  Boston Safe Deposit & Trust
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number,"
                                  "Your Account Number."
                                - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s)
                                  you wish to purchase in the wiring instructions.
                                - We do not accept third party checks, which are checks made payable to someone other than the Funds.

BUYING SHARES                   TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY PHONE                        - Verify that your bank or credit union is a member of the
                                  ACH.
800 992-8151                    - You should complete the "Bank Account Information" section on your account application.
                                - When you are ready to add to your account, call ABN AMRO
                                  Funds and tell the representative the Fund name, account
                                  number, the name(s) in which the account is registered and the amount of your investment.
                                - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.
                                - Give the following wire/ACH information to your bank:
                                  Boston Safe Deposit & Trust
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number,"
                                  "Your Account Number."
                                - Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                  you wish to purchase in the wire instructions.

BY INTERNET                     - Verify that your bank or credit union is a member of the
                                  ACH.
WWW.ABNAMROFUNDS.COM            - Complete the "Purchase, Exchange and Redemption
                                  Authorization" section of your account application.
                                - Obtain a Personal Identification Number (PIN) from ABN
                                  AMRO Funds for use on ABN AMRO Funds' Web site if you have not already done so. To obtain a PIN, please call 800
                                  992-8151.
                                - When you are ready to add to your account, access your
                                  account through ABN AMRO Funds' Web site and enter your
                                  purchase instructions in the highly secure area for
                                  shareholders only called "Account Access."


BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN


-  The account number and Fund name are included.


-  The amount of the transaction is specified in dollars or shares.


- Signatures of all owners appear exactly as they are registered on the account.


-  Any required medallion signature guarantees (if applicable) are included.


- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 13.

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. To redeem shares, contact your financial representative or you may redeem directly from ABN AMRO Funds. The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                                                          name(s) in which the account is registered and the
P.O. BOX 9765                                                           dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents
                                                                        that may be required. (See "Selling Shares in Writing"
                                                                        on page 13).
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 13).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET, Monday-
                                                                        Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 13).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 13.)

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.


SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see next)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see next)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Medallion signature guarantee, if applicable (see next)

Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Medallion signature guarantee, if applicable (see next)

Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Medallion signature guarantee, if applicable (see next)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.


OTHER FEATURES


The following other features are also available to buy and sell shares of the Fund.


WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or internet request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
-  reject any purchase order

-  suspend the offering of Fund shares

- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING

The Fund is designed for long-term investors. The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Fund reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operations. The Fund also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.


DIVIDENDS
Dividends will be declared and paid quarterly. Capital gains will be distributed at least once a year, in December.

DISTRIBUTIONS

The Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains occur when the Fund sells a portfolio security for more than the original purchase price.


DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE

ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.


APPLICABLE SALES CHARGE

CONTINGENT DEFERRED SALES CHARGE
A 1% contingent deferred sales charge (CDSC) will apply to redemptions of Class C shares made within 18 months of buying them, as discussed below. The CDSC is calculated based upon the lesser of the original NAV at the time of your investment or the current market value of the shares redeemed.

The Distributor may pay sales commissions (in addition to dealer reallowances) at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund to financial representatives that initiate and are responsible for purchases of such Class C shares of the Fund. You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

CDSC WAIVERS
The Fund will waive the CDSC payable upon redemptions of shares for:
-  death or disability (as defined in section 72(m)(7) of the Internal Revenue
   Code) of the shareholder if such shares are redeemed within one year of death or determination of disability
- benefit payments under Retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans
- minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2.

CDSC AGING SCHEDULE
Purchases of Class C shares made on any day during a calendar month will age one month on the last day of that month, and each subsequent month.

DISTRIBUTION PLAN 12B-1 FEES


To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan for its Class C shares. Under this plan, a fee at an annual rate of not more than 0.75% of the Fund's Class C shares' average daily net assets is paid to the distributor for distribution of Class C shares. The fee is accrued daily and payable monthly. Over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


SHAREHOLDER SERVICE FEE

The Fund has adopted a shareholder servicing plan for the Class C shares of the Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Fund pays a fee of up to 0.25% of the average daily net assets of the Class C shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

PORTFOLIO TRANSACTIONS AND
BROKERAGE COMMISSIONS

The Fund attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Fund considers a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from the Fund may be taxable whether or not you reinvest them.

- The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


The Class C Shares of the Fund are new and do not have any operating history. Information will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS


You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Fund and dated October 16, 2002, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:


Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090.


Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                            ABN-C-02

                                 ABN AMRO FUNDS

                                 CLASS N SHARES

                      ABN AMRO/Chicago Capital Growth Fund
                              ABN AMRO Growth Fund
                     ABN AMRO/Montag & Caldwell Growth Fund
                       ABN AMRO/TAMRO Large Cap Value Fund
                               ABN AMRO Value Fund
                           ABN AMRO/Talon Mid Cap Fund
                             ABN AMRO Small Cap Fund
                          ABN AMRO/TAMRO Small Cap Fund
                         ABN AMRO Select Small Cap Fund
                     ABN AMRO/Veredus Aggressive Growth Fund
                       ABN AMRO/Veredus Select Growth Fund
                            ABN AMRO Real Estate Fund
                          ABN AMRO/Veredus SciTech Fund
                     ABN AMRO/Chicago Capital Balanced Fund
                    ABN AMRO/Montag & Caldwell Balanced Fund
                      ABN AMRO Global Emerging Markets Fund
                       ABN AMRO International Equity Fund
                       ABN AMRO/Chicago Capital Bond Fund
                  ABN AMRO/Chicago Capital Municipal Bond Fund
                   ABN AMRO/Chicago Capital Money Market Fund

                                 CLASS C SHARES

                      ABN AMRO/Chicago Capital Growth Fund

                                 CLASS I SHARES

                          Montag & Caldwell Growth Fund
                      ABN AMRO/Chicago Capital Growth Fund
                     ABN AMRO/Veredus Aggressive Growth Fund
                            ABN AMRO Equity Plus Fund
                     ABN AMRO/Chicago Capital Balanced Fund
                         Montag & Caldwell Balanced Fund
                       ABN AMRO/Chicago Capital Bond Fund
                       ABN AMRO Investment Grade Bond Fund
                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS S SHARES

                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS Y SHARES

                 ABN AMRO Institutional Prime Money Market Fund
                ABN AMRO Institutional Treasury Money Market Fund
               ABN AMRO Institutional Government Money Market Fund

                                 CLASS YS SHARES

                 ABN AMRO Institutional Prime Money Market Fund
                ABN AMRO Institutional Treasury Money Market Fund
               ABN AMRO Institutional Government Money Market Fund

                (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 16, 2002


         This Statement of Additional Information dated October 16, 2002 ("SAI") provides supplementary information pertaining to shares representing interests in twenty-nine investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"). As of the date of this SAI, Class I Shares of ABN AMRO/Chicago Capital Balanced Fund are not available and ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, Class C shares of ABN AMRO/Chicago Capital Growth Fund and ABN AMRO Global Emerging Markets Fund have not commenced operations. ABN AMRO Global Emerging Markets Fund and Class C shares of ABN AMRO/Chicago Capital Growth Fund expect to commence operations on or about November 1, 2002.



         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's current Prospectus dated March 1, 2002 (June 17, 2002 for Class N shares of ABN AMRO Select Small Cap Fund and for Class I shares of ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, and October 16, 2002 for ABN AMRO Global Emerging

Markets Fund and Class C shares of ABN AMRO/Chicago Capital Growth Fund), as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.



         The audited financial statements for the fiscal year ended October 31, 2001 for the Funds (except for ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, which each have a fiscal year ended April 30, 2002 and ABN AMRO/Veredus Select Growth Fund, Class C shares of ABN AMRO/Chicago Capital Growth Fund and ABN AMRO Global Emerging Markets Fund, which had not commenced operations during the period) are incorporated herein by reference to the Funds' Annual Reports as filed with the Securities and Exchange Commission ("SEC"). The unaudited financial statements for the six months ended April 30, 2002 for the Funds (except for ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond, ABN AMRO/Veredus Select Growth Fund, Class C shares of ABN AMRO/Chicago Capital Growth Fund and ABN AMRO Global Emerging Markets Fund), are incorporated herein by reference to the Funds' Semi-Annual Reports as filed with the SEC. The unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the six months ended April 30, 2002.



         The audited financial statements of ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund are attached hereto as Appendix B.


         You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS


THE FUNDS ................................................................   1

INVESTMENT POLICIES AND RISK CONSIDERATIONS ..............................   1

INVESTMENT RESTRICTIONS .................................................   29

NON-FUNDAMENTAL INVESTMENT POLICIES.......................................  33

TRUSTEES AND OFFICERS OF THE TRUST........................................  35

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................  42

INVESTMENT ADVISORY AND OTHER SERVICES....................................  53

            The Investment Advisers.......................................  53

            The Sub-Advisers..............................................  58

            The Administrator.............................................  59

            The Sub-Administrator.........................................  61

            The Distributor...............................................  62

            The Distribution Plan.........................................  62

            Shareholder Servicing Plan....................................  64

            Custodians....................................................  65

            Transfer Agent and Dividend Paying Agent......................  65

            Counsel and Auditors..........................................  65

BROKERAGE ALLOCATION AND OTHER PRACTICES..................................  66

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..........................  66

DESCRIPTION OF SHARES.....................................................  72

NET ASSET VALUE...........................................................  76

DIVIDENDS.................................................................  77

TAXES ....................................................................  77

PERFORMANCE INFORMATION...................................................  82

FINANCIAL STATEMENTS......................................................  95

OTHER INFORMATION.........................................................  95

APPENDIX A................................................................ A-1

APPENDIX B................................................................ B-1


         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS


         ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except ABN AMRO Real Estate Fund, which is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware business trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds." As of the date of this SAI, ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund have not commenced operations.


The Funds listed below have changed their names effective September 24, 2001:

         FORMER NAME                                            NEW NAME
---------------------------------------        ------------------------------------------------------
Alleghany/Chicago Trust Balanced Fund          ABN AMRO/Chicago Capital Balanced Fund
Alleghany/Chicago Trust Growth & Income Fund   ABN AMRO/Chicago Capital Growth Fund
Alleghany/Chicago Trust Small Cap Value Fund   ABN AMRO/Chicago Capital Small Cap Value Fund
Alleghany/Chicago Trust Talon Fund             ABN AMRO/Talon Mid Cap Fund
Alleghany/Montag & Caldwell Balanced Fund      ABN AMRO/Montag & Caldwell Balanced Fund
Alleghany/Montag & Caldwell Growth Fund        ABN AMRO/Montag & Caldwell Growth Fund
Alleghany/TAMRO Large Cap Value Fund           ABN AMRO/TAMRO Large Cap Value Fund
Alleghany/TAMRO Small Cap Fund                 ABN AMRO/TAMRO Small Cap Fund
Alleghany/Veredus Aggressive Growth Fund       ABN AMRO/Veredus Aggressive Growth Fund
Alleghany/Veredus SciTech Fund                 ABN AMRO/Veredus SciTech Fund
Alleghany/Chicago Trust Bond Fund              ABN AMRO/Chicago Capital Bond Fund
Alleghany/Chicago Trust Municipal Bond Fund    ABN AMRO/Chicago Capital Municipal Bond Fund
Alleghany/Chicago Trust Money Market Fund      ABN AMRO/Chicago Capital Money Market Fund

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS


         The following supplements the information contained in each Prospectus concerning the investment policies and risks of investing in the Funds. Except as otherwise stated in the applicable Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" for the discussion of portfolio borrowing transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.


AMERICAN DEPOSIT AND RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")


         ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


ASSET-BACKED SECURITIES

         Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BORROWING

         A Fund may not borrow money or issue senior securities, except as described in this paragraph. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of a value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS

         Certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides a fund to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

         RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and a Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest and their respective policies and risks are included in this section.

DOLLAR ROLLS

         Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

         If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

         Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest.

         Common Stocks

         Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

         Preferred Stocks

         Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

         Warrants

         Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

         Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

         Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

         The following describes the types of fixed income securities in which a Fund may invest.

         Treasury Securities

         Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

         Agency Securities

         Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

         The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

         Corporate Debt Securities

         Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

         In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


         ABN AMRO Investment Grade Bond Fund may invest in corporate debt securities rated Aaa, Aa, or A by Moody's Investor's Service, Inc. ("Moody's") or A by Standard & Poor's ("S&P") and Fitch Ratings ("Fitch") or if unrated, of comparable quality as determined by the investment adviser.


         Commercial Paper


         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The commercial paper in which ABN AMRO Investment Grade Bond Fund invests will be rated A-1 by S&P, P-1 by Moody's or F-1 by Fitch.


         Demand Instruments

         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Many international equity securities in which a Fund may invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

         Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

         Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund typically does not engage in hedging activities, a Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

         Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

         The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

         Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.


         In making investment decisions for a Fund, the Investment Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.


         Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

         A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         A Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, a Fund's Custodian(s) will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.


         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund do not intend to engage in when-issued and delayed delivery transactions that would cause the segregation of more than 20% of the value of the respective total assets.

SWAP AGREEMENTS



         A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.


         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of a Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into a swap agreement only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Fund's repurchase agreement guidelines). Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUTURES CONTRACTS

         Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contract may engage such practices for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC.

         A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United

States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.


         The value of futures contracts will not exceed 20% of ABN AMRO Equity Plus Fund's and ABN AMRO Select Small Cap Fund's total assets.


ILLIQUID SECURITIES

         A Fund may invest up to 15% (10% for a Money Market Fund) of its respective net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

INTEREST RATE SWAPS

         In order to help enhance the value of its respective portfolio or manage exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates but would also limit its ability to benefit from declining interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with a Fund receiving or paying only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. An amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a Fund's Custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, a Fund and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive.

      In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

      Swap agreements may involve leverage and may be highly volatile. Depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as a Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

INVESTMENT COMPANY SHARES

      Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies except as permitted under the 1940 Act. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. A Fund is permitted to invest in shares of ABN AMRO Money Market Funds for cash management purposes, provided that the Investment Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

      It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

LOWER-GRADE DEBT SECURITIES

      Certain Funds may invest in securities with high yields and high risks.

      Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

      In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a

Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

      The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

      YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which hold these securities.

      SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

      LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

      CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

      YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

MONEY MARKET INSTRUMENTS


      Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by ABN AMRO/Chicago Capital Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.


      Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

      Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

      Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

      Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

      Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

      BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

      COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

      EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

      FOREIGN BANKERS' ACCEPTANCES - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

      FOREIGN COMMERCIAL PAPER - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a

"domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

      LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

      The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

      VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

      Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

      STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

      YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

      The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

      Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

      Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

      For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts," conveying to the holder an individual interest in each of the mortgages constituting the pool.

      The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.)'s or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

      Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the Investment Adviser determines that the securities meet a Fund's quality standards.

      OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

      GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

      In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

      With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

      ABN AMRO/Chicago Capital Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration of a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure. A Fund's computation of its dollar-weighted average maturity is based upon estimated factors, and there can be no assurance that the anticipated average weighted maturity will be attained. For example, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

OPTIONS


      A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio).


      A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

      An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

      Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

      A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

      These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

      A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

      A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians in an amount not less than the exercise price of the option at all times during the option period.

      A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

      There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

      PURCHASING CALL OPTIONS - Each Fund may purchase call options to the extent that premiums paid by a Fund does not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

      Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

      Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

      COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

      During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

      Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

      If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

      A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

      PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

      A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

      A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

      WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

      Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

      FOREIGN CURRENCY OPTIONS - An International Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

      ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund will not purchase options to the extent that more than 5% of the value of each Fund's assets would be invested in premiums on open option positions.

OTHER INVESTMENTS

      The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

REAL ESTATE INVESTMENT TRUSTS (REITS)

      REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

      A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by a Fund to the seller secured by the securities transferred to a Fund. Repurchase agreements will be fully collateralized by securities in which a Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

      The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

      The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisers or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

      A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO/Chicago Capital Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES

      Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A and, with respect to a money market fund, commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

      Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

      A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

      A Fund may seek additional income at times by lending their respective portfolio securities to broker-dealers and financial institutions provided that:
(1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned, (3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

      Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

      Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

      A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

SHORT-TERM TRADING

      Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES

      A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

      Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

      Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

TEMPORARY DEFENSIVE POSITIONING

      The investments and strategies described throughout the prospectuses are those the Investment Advisers and Sub-Advisers intends to use under normal market conditions. When the Investment Adviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

      A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

      The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

      Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

      Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

      Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

                             INVESTMENT RESTRICTIONS

      The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

      Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, each Fund except ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, may not:

            (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

            (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector; and ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector;

            (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

      Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN

AMRO/Chicago Capital Growth, ABN AMRO/Montag & Caldwell Growth, ABN AMRO/TAMRO Large Cap Value, ABN AMRO/Talon Mid Cap, ABN AMRO/Chicago Capital Small Cap Value, ABN AMRO/TAMRO Small Cap, ABN AMRO/Chicago Capital Balanced, ABN AMRO/Montag & Caldwell Balanced, ABN AMRO/Veredus Aggressive Growth, ABN AMRO Select Growth, ABN AMRO/Veredus SciTech, ABN AMRO/Chicago Capital Bond, ABN AMRO/Chicago Capital Municipal Bond and ABN AMRO/Chicago Capital Money Market Funds may not:

            (4) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

            (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

            (6) Make investments in securities for the purpose of exercising control;

            (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

            (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

            (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

            (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

            (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

            (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor Trust or companies.


      Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market,

ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

            (13) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

            (14) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

            (15) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.


      Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets and ABN AMRO International Equity Funds may not:


            (16) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the Real Estate Fund.

      Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

            (17) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

            (18) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.




      Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund:

            (19) The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. With respect to ABN AMRO Investment Grade Bond Fund, ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund, the deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.



            (20) The Funds will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.


            ABN AMRO Investment Grade Bond Fund, ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund will not issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.



            (21) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Funds may invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.



            ABN AMRO Select Small Cap Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Fund may invest 25% or more of the value of their respective total assets in U.S. Government Securities, and repurchase agreements collateralized by such securities.



            (22) ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund will not underwrite any issue of securities except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


            ABN AMRO Investment Grade Bond Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.



            (23) ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not lend any of their assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Funds from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, and with respect to Fixed Income Fund purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objective, policies and limitations.

            (24) ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. With respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, for purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities. With respect to ABN AMRO Investment Grade Bond Fund, the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.



            (25) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


            ABN AMRO Select Small Cap Fund will not purchase or sell real estate, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


            (26) ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds may engage in transactions involving futures contracts and related options.



            (27) With respect to 75% of the value of its assets, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.



            With respect to securities comprising 75% of the value of their total assets, ABN AMRO Select Small Cap Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. government securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their respective total assets would be invested in the securities of that issuer, or they would own more than 10% of the voting securities of that issuer.


                       NON-FUNDAMENTAL INVESTMENT POLICIES

      No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10% of net assets).

      For purposes of ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.


      ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.


      ABN AMRO Select Small Cap Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.

      ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest more than 15% of the value of their respective net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.


      ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund can each acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing their uninvested cash. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of each Fund's shares does not include a sales charge exceeding 1-1/2%.



      With respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable, with respect to ABN AMRO Investment Grade Bond Fund, to securities of investment companies that have been exempted from registration under the 1940 Act.



      It should be noted with respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.



      ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Funds' portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions.



      ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not write call options on securities unless the securities are held in the Funds' portfolio or unless a Fund is entitled to them in a deliverable form without further payment or after segregating cash in the amount of any further payment.



      ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase securities of a company for purpose of exercising control or management.

      ABN AMRO GLOBAL EMERGING MARKETS FUND has a policy to invest, under normal circumstances, at least 80% of its net assets in emerging market equities. Shareholders will be given at least 60 days notice of any changes to this policy.


                       TRUSTEES AND OFFICERS OF THE TRUST

      Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                                    NUMBER
                            TERM                                                      OF
                             OF                                                     PORTFOLIOS
                           OFFICE(1)                                                  IN
                             AND                                                     FUND
  NAME, ADDRESS,           LENGTH                                                   COMPLEX                    OTHER
      AGE AND                OF                                                     OVERSEEN                TRUSTEESHIPS/
 POSITION(S) WITH           TIME            PRINCIPAL OCCUPATION(S) DURING             BY                   DIRECTORSHIPS
       TRUST               SERVED                 PAST FIVE YEARS                   DIRECTOR              HELD BY DIRECTOR
-----------------          ---------        ------------------------------          ----------          --------------------
                                               DISINTERESTED TRUSTEES
Leonard F. Amari            8 years         Partner at the law offices of               29              Director of ISBA/Mutual
c/o 161 North                               Amari & Locallo, a practice                                 Insurance Co.(malpractice
Clark Street                                confined exclusively to the real                            insurance carrier); Lawyers
Chicago, IL  60601                          estate tax assessment process.                              Trust Fund (Dept. of Legal
Age: 60                                                                                                 Services Financial Planner);
Trustee                                                                                                 United Community Bank of
                                                                                                        Lisle.


Arnold F.                   1 year          Retired. Executive Vice President,          29              None.
Brookstone(2)                               Chief Financial Officer and
c/o 161 North                               Planning Officer of Stone Container
Clark Street                                Corporation (pulp and paper
Chicago, IL  60601                          business), 1991-1996.
Age: 72
Trustee

Robert Feitler(2)           1 year          Retired.  Former President and              29              Chairman of Executive
c/o 161 North                               Director, Weyco Group, Inc.,                                Committee, Board of
Clark Street                                1968-1996.                                                  Directors, Weyco Group,
Chicago, IL  60601                                                                                      Inc. (men's footwear),
Age: 71                                                                                                 since 1996.
Trustee

Robert A. Kushner           3 years         Formerly, Vice President, Secretary         29              Vice President, Board
c/o 161 North                               and General Counsel at Cyclops                              Member and Chairman of
Clark Street                                Industries, Inc. until retirement                           Investment Committee and
Chicago, IL  60601                          in April 1992.                                              Co-Chairman of Strategic
Age: 66                                                                                                 Planning Committee of
Trustee                                                                                                 Pittsburgh Dance Council.


Gregory T. Mutz             8 years         President and CEO of The UICI               29              Chairman of the Board of
c/o 161 North                               Companies (insurance).                                      AMLI Residential
Clark Street                                                                                            Properties Trust (a NYSE
Chicago, IL  60601                                                                                      Multifamily REIT);
Age: 56                                                                                                 Chairman of the Board of
Trustee                                                                                                 AMLI Commercial
                                                                                                        Properties Trust,LP, both
                                                                                                        successor companies to AMLI
                                                                                                        Realty Co., which he
                                                                                                        co-founded in 1980.

                                                                                    NUMBER
                            TERM                                                      OF
                             OF                                                     PORTFOLIOS
                           OFFICE(1)                                                  IN
                             AND                                                     FUND
  NAME, ADDRESS,           LENGTH                                                   COMPLEX                    OTHER
      AGE AND                OF                                                     OVERSEEN                TRUSTEESHIPS/
 POSITION(S) WITH           TIME            PRINCIPAL OCCUPATION(S) DURING             BY                   DIRECTORSHIPS
       TRUST               SERVED                 PAST FIVE YEARS                   DIRECTOR              HELD BY DIRECTOR
-----------------          ---------        ------------------------------          ----------          --------------------
                                               DISINTERESTED TRUSTEES
Robert B. Scherer           3 years         President of The Rockridge Group            29              Director of Title
c/o 161 North                               Ltd., (title insurance industry                             Reinsurance Company
Clark Street                                consulting services) since 1994.                            (insurance for title
Chicago, IL  60601                                                                                      agents).
Age: 60
Trustee


Nathan Shapiro              8 years         President of SF Investments, Inc.           29              Director of Baldwin &
c/o 161 North                               (broker/dealer and investment                               Lyons, Inc. (financial
Clark Street                                banking firm) since 1971; President                         firm); Director, DVI, Inc.
Chicago, IL  60601                          of New Horizons Corporation
Age: 66                                     (consulting firm); Senior Vice
Trustee                                     President of Pekin, Singer and
                                            Shapiro (an investment advisory
                                            firm).


Denis Springer              3 years         Consultant since 1999 and former            29              None.
c/o 161 North                               Senior Vice President and Chief
Clark Street                                Financial Officer of Burlington
Chicago, IL  60601                          Northern Santa Fe Corp. (railroad).
Age: 56
Trustee




                                                                                    NUMBER
                             TERM                                                     OF
                              OF                                                    PORTFOLIOS
                            OFFICE(1)                                                IN
                              AND                                                    FUND
  NAME, ADDRESS,            LENGTH                                                  COMPLEX                  OTHER
      AGE AND                 OF                                                    OVERSEEN              TRUSTEESHIPS/
 POSITION(S) WITH            TIME            PRINCIPAL OCCUPATION(S) DURING           BY                 DIRECTORSHIPS
       TRUST                SERVED                PAST FIVE YEARS                  DIRECTOR            HELD BY DIRECTOR
-----------------           ---------        ------------------------------         ----------          --------------------
                                                INTERESTED TRUSTEES(3)
Stuart D. Bilton            9 years         President and Chief Executive               29              Trustee, Alleghany
c/o 161 North                               Officer of ABN AMRO Asset                                   Foundation; Director of
Clark Street                                Management (USA) LLC since 2001;                            Baldwin & Lyons, Inc. and
Chicago, IL  60601                          Chief Executive Officer of The                              the Boys and Girls Clubs
Age:  56                                    Chicago Trust Company; Director,                            of Chicago; Director, The
Chairman, Board of                          Montag & Caldwell, Inc., Veredus Asset                      UICI Companies.
Trustees (Chief                             Management Inc. and TAMRO Capital
Executive Officer)                          Partners LLC; previously, President
                                            of Alleghany Asset Management,
                                            Inc.; Executive Vice President of
                                            Chicago Title and Trust Company.


James Wynsma(2)             1 year          Chairman, ABN AMRO Asset                    29              International Aid and West
c/o 161 North                               Management (USA) LLC from                                   Michigan Christian
Clark Street                                January 2000 to February 2001 and                           Foundation.
Chicago, IL  60601                          President & CEO from May 1999 to
Age: 66                                     December 1999. Vice Chairman of
Trustee                                     LaSalle Bank N.A. and head of
                                            its Trust and Asset Management
                                            department from 1992 until his
                                            retirement in March 2000.

                                                                                    NUMBER
                             TERM                                                   OF
                              OF                                                    PORTFOLIOS
                            OFFICE(1)                                               IN
                              AND                                                   FUND
  NAME, ADDRESS,            LENGTH                                                  COMPLEX                    OTHER
      AGE AND                 OF                                                    OVERSEEN                TRUSTEESHIPS/
 POSITION(S) WITH            TIME              PRINCIPAL OCCUPATION(S) DURING       BY                   DIRECTORSHIPS
       TRUST                SERVED                   PAST FIVE YEARS                DIRECTOR              HELD BY DIRECTOR
-----------------           ---------          ------------------------------       ----------          --------------------
                                            OFFICER(S) WHO ARE NOT TRUSTEES(3)
Kenneth C. Anderson         8 years         President of ABN AMRO Investment          N/A                     N/A
c/o 161 North                               Fund Services, Inc (formerly known.
Clark Street                                as Alleghany Investment Services,
Chicago, IL  60601                          Inc.); Senior Vice President of The
Age: 38                                     Chicago Trust Company; Officer
President (Chief                            of the Trust since 1993; responsible
Operating Officer)                          for all business activities
                                            regarding mutual funds; CPA.


Gerald F.                   6 years         Senior Managing Director of ABN           N/A                     N/A
Dillenburg                                  AMRO Investment Fund Services, Inc.
c/o 161 North                               (formerly known as Alleghany
Clark Street                                Investment Services, Inc.); Vice
Chicago, IL  60601                          President of The Chicago Trust
Age: 35                                     Company; operations manager and
Senior Vice                                 compliance officer of all mutual
President,                                  funds since 1996; CPA.
Secretary and
Treasurer (Chief
Financial Officer
and Compliance
Officer)


Debra Bunde Reams           3 years         Vice President of Montag & Caldwell,      N/A                     N/A
c/o 161 North                               Inc., since 1996; CFA.
Clark Street
Chicago, IL  60601
Age: 38
Vice President


William Long                8 months        Vice President of Montag & Caldwell,      N/A                     N/A
c/o 161 North                               Inc., since 2000; Former Vice
Clark Street                                President and Director of Sales
Chicago, IL  60601                          for First Capital Group, First
Age: 41                                     Union National Bank.
Vice President


----------

(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) This person is a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust in September 2001. Pursuant to this reorganization, the Alleghany Funds changed its name to "ABN AMRO Funds."


(3) "Interested person" of the Trust as defined in the 1940 Act. Messr. Bilton is considered an "interested person" because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' investment advisers. Messr. Wynsma is considered an "interested person" because of his prior positions with ABN AMRO Asset Management
      (USA) LLC.


      The Board of Trustees has established an Audit Committee consisting of eight members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Mutz, Shapiro, Kushner, Springer, Brookstone and Feitler. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2001.


      The Trustees have also established a Nominating Committee consisting of eight members, including a chairman of the Committee. The Nominating Committee members are Messrs. Mutz (Chairman), Amari, Shapiro, Scherer, Kushner, Springer, Brookstone and Feitler. The Nominating Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating Committee held two meetings during the fiscal year ended October 31, 2001.

      The Trustees have also established a Valuation Committee consisting of at least one Independent Trustee, an Officer of the Trust and the Portfolio Manager of the relevant Fund or an appropriate designee of the investment adviser. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held six meetings during the fiscal year ended October 31, 2001.

      Set forth in the table below is the dollar range of equity securities held in each Fund at the end of the most recent calendar year and the aggregate dollar range of securities in the Fund complex beneficially owned by each trustee at December 31, 2001.


                                                                                 AGGREGATE
                                                                               DOLLAR RANGE OF
                                                                                   EQUITY
                                                                               SECURITIES IN
                                                                               ALL REGISTERED
                                                                                INVESTMENT
                                                                                COMPANIES
                                                                               OVERSEEN BY
                                                                                TRUSTEE IN
                                                                                FAMILY OF
    NAME OF              DOLLAR RANGE OF EQUITY SECURITIES IN THE             INVESTMENT
    TRUSTEE                                 FUND                               COMPANIES
---------------          ---------------------------------------------        ---------------
Stuart Bilton            Over $100,000: ABN AMRO/Chicago Capital              Over $100,000
                         Bond Fund
                         Over $100,000: ABN AMRO/Chicago Capital
                         Money Market Fund
                         Over $100,000: ABN AMRO/Chicago Capital
                         Municipal Bond Fund
                         Over $100,000: ABN AMRO/Chicago Capital
                         Growth Fund
                         Over $100,000: ABN AMRO/Chicago Capital
                         Balanced Fund
                         Over $100,000: Montag & Caldwell Growth Fund
                         Over $100,000: ABN AMRO/Chicago Capital
                         Small Cap Value Fund*
                         Over $100,000: ABN AMRO/Veredus Aggressive
                         Growth Fund

Leonard F. Amari         Over $100,000: ABN AMRO/Chicago Capital              Over $100,000
                         Bond Fund
                         Over $100,000: ABN AMRO/Chicago Capital
                         Growth Fund

Arnold F.                $1-$10,000: ABN AMRO Value Fund                      $10,001 - $50,000
Brookstone               $1-$10,000: ABN AMRO Small Cap Fund
                         $1-$10,000: ABN AMRO International Equity
                         Fund
                         $10,001-$50,000: ABN AMRO Tax-Exempt Money
                         Market Fund

Robert Feitler           Over $100,000: ABN AMRO Money Market Fund            Over $100,000

Robert Kushner           $10,001-$50,000: Montag & Caldwell Growth            $50,001 - $100,000
                         Fund
                         $10,001-$50,000: ABN AMRO/Veredus
                         Aggressive Growth Fund

Gregory T. Mutz          None                                                 None

Robert Scherer           $1-$10,000: Montag & Caldwell Growth Fund            $10,001 - $50,000
                         $1-$10,000: ABN AMRO/Chicago Capital Growth
                         Fund
                         $10,001-$50,000: ABN AMRO/Chicago Capital
                         Money Market Fund

Nathan Shapiro           None                                                 None

Denis Springer           $10,001-$50,000: Montag & Caldwell Growth            $50,001 - $100,000
                         Fund
                         $10,001-$50,000: ABN AMRO/Veredus
                         Aggressive Growth Fund

James Wynsma             None                                                 None



*MERGED INTO ABN AMRO/TAMRO SMALL CAP FUND ON APRIL 12, 2002.

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS.

         The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Funds. The Independent Trustees believe that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the "interested" Trustees of the Trust and any officers of the Advisers or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust.

         In evaluating the investment advisory and sub-advisory agreements, the Independent Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding the Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. The Independent Trustees discussed with each the operations of the Trust and the capabilities of the Investment Advisers and Sub-Advisers to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

         -        the investment performance of each Fund;

         - the fees charged by the Investment Advisers and Sub-Advisers for investment advisory services, as well as other compensation received by the Investment Advisers and Sub-Advisers;

         -        the projected total operating expenses of each Fund;

         - the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

         - the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by the Investment Advisers and Sub-Advisers; and

         - the profitability to the Investment Advisers and Sub-Advisers of managing each Fund.

         The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Investment Advisers and Sub-Advisers, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; and (4) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory and sub-advisory agreements.

         BOARD'S APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ABN AMRO GLOBAL EMERGING MARKETS FUND. In conjunction with the establishment of ABN AMRO Global Emerging Markets Fund, at its meeting on March 21, 2002, the Board approved an investment advisory agreement for the Fund. The Board determined that the terms of the investment advisory agreement are fair and reasonable and are in the Fund's best interests.



         In evaluating the proposed investment advisory agreement, the Board reviewed materials furnished by the Fund's Adviser, including information regarding the Adviser, its affiliates and personnel, operations and financial condition. The Board discussed with representatives of the Adviser the Fund's anticipated operations and the Adviser's ability to provide advisory and other services to the Fund. The Board reviewed performance information of another ABN AMRO fund with a substantially similar investment objective, policies and strategies as the Fund and managed by the same portfolio manager as the Fund. The Board also reviewed, among other things: (1) the investment performance of other funds advised by the Adviser with similar investment strategies; (2) the proposed fees to be charged by the Adviser for investment management services, taking into account a contractual fee waiver by the Adviser; (3) the Fund's projected total operating expenses; (4) the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and (5) the experience of the investment advisory and other personnel who would be providing services to the Fund.



         The Board considered the following as relevant to its recommendations:
(1) the favorable history, reputation, qualification and background of the Adviser, as well as the qualifications of their personnel; (2) that the advisory fee and projected expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of other funds managed by the Adviser with similar objectives compared to the results of other comparable investment companies and unmanaged indices; and (4) other factors that the Board deemed relevant.


         The Trustees of the Trust who are not affiliated with the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2002, the Trustees receive $5,000 for each Board Meeting attended and an annual retainer of $5,000. The Trustees also receive $500 per telephonic meeting and $100 per telephonic committee meeting. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees during the fiscal year ended October 31, 2001.

                                                        PENSION OR            ESTIMATED
                                   AGGREGATE            RETIREMENT             ANNUAL               TOTAL
                                 COMPENSATION        BENEFITS ACCRUED         BENEFITS          COMPENSATION
                                 RECEIVED FROM       (AS PART OF FUND           UPON           FROM TRUST AND
       TRUSTEE                     THE TRUST             EXPENSES)           RETIREMENT         FUND COMPLEX
---------------------            -------------       ----------------        ----------        --------------
Leonard F. Amari                    $26,975                 N/A                  N/A               $26,975
Robert A.  Kushner                   26,975                 N/A                  N/A                26,975
Gregory T. Mutz                      22,975                 N/A                  N/A                22,975
Robert B.  Scherer                   26,975                 N/A                  N/A                26,975
Nathan Shapiro                       26,975                 N/A                  N/A                26,975
Denis Springer                       26,975                 N/A                  N/A                26,975
Arnold F. Brookstone*                 None                  N/A                  N/A                  N/A
Robert Feitler**                      None                  N/A                  N/A                  N/A
James Wynsma***                       None                  N/A                  N/A                  N/A

----------

* This Trustee earned $29,850 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").

** This Trustee earned $29,100 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").

*** Effective September 24, 2001, Mr. Wynsma, an "interested" trustee, will be compensated in the same manner and amounts as the "non interested" trustees.


         As of August 30, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned 2.617% of ABN AMRO/Chicago Capital Municipal Bond Fund and Kenneth C. Anderson, who owned 1.264% of ABN AMRO/Veredus SciTech Fund.



         Stuart D. Bilton and Gregory T. Mutz, each a trustee of the Trust, also serve as directors of The UICI Companies (the "Company"). Stuart D. Bilton has served as a director of the Company since May 1999 and he also serves on the audit, compensation and nominating committees of the Company's board. Gregory T. Mutz has served as a director, President and Chief Executive Officer of the Company since January 1999 and is also a member of the executive committee and investment committee of the board of the Company. Stuart D. Bilton is also President and Chief Executive Officer of ABN AMRO Asset Management (USA) LLC, Chief Executive Officer of The Chicago Trust Company, and Director of Montag & Caldwell, Inc., Veredus Asset Management Inc. and TAMRO Capital Partners LLC.


CODE OF ETHICS

         The Trust, its investment advisers, sub-advisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Listed below are the names and addresses of those shareholders who, as of August 30, 2002, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.



                                        ABN AMRO/CHICAGO CAPITAL GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Stetson & Co.                                                         Class N                       33.12%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Wells Fargo Bank Minnesota NA Cust.                                   Class N                       15.05%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN  55480

Charles Schwab & Co., Inc.                                            Class N                       13.47%
Special Custody Acct. for Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Miter & Co.                                                           Class N                        5.55%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

LaSalle Bank NA                                                       Class I                       66.60%
Omnibus 66
P.O. Box 1443
Chicago, IL  60690-1443

Stetson & Co.                                                         Class I                       15.56%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Firstar Trust Company                                                 Class I                        5.99%
City of Milwaukee Deferred Compensation Plan
P.O. Box 182029
Columbus, OH 43218-2029



                                                ABN AMRO GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank as Trustee                                      Class N                       84.07%
Omnibus Account 00078H828
P.O. Box 1443
Chicago, IL  60690-1443

                                                ABN AMRO GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
National Financial Services                                           Class N                        5.84%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Dept., 5th Floor
200 Liberty St., 1 World Financial Center
New York, NY 10281



                                       ABN AMRO/MONTAG & CALDWELL GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Charles Schwab & Co., Inc.                                            Class N                       24.10%
Special Custody Acct. for Exclusive Benefit of
  Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Stetson & Co.                                                         Class N                       16.17%
161 N. Clark St. 10th Floor
Chicago, IL  60601

Salomon Smith Barney Inc.                                             Class N                        5.07%
00109801250
388 West 34th St., 3rd Floor
New York, NY 10001



                                           MONTAG & CALDWELL GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Carn & Co. 02220601                                                   Class I                        6.61%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

WTC                                                                   Class I                        6.58%
FBO Price Waterhouse Coopers, LLP
Emp + Partners Svgs
A/C #500850
P.O. Box 8971
Wilmington, DE  19899-8971

Charles Schwab & Co., Inc.                                            Class I                        5.42%
Special Custody Acct. for Exclusive Benefit of
  Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                                        ABN AMRO/TAMRO LARGE CAP VALUE FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Saxon & Co.                                                           Class N                       38.80%
FBO 20-10-002-3003679
P.O. Box 7780-1888
Philadelphia, PA  19182

Alleghany Capital Corp.                                               Class N                       17.57%
Attn:  Peter Sismondo
375 Park Avenue, Suite 3201
New York, NY  10152

Stetson & Co.                                                         Class N                        5.38%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601



                                                ABN AMRO VALUE FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank as Trustee                                      Class N                       54.98%
Omnibus Account 00078H844
P.O. Box 1443
Chicago, IL  60690-1443

Carn & Co. 02220601                                                   Class N                       43.00%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211



                                            ABN AMRO/TALON MID CAP FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Stetson & Co.                                                         Class N                       20.50%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Swebak & Co.                                                          Class N                       16.80%
c/o Amcore Investment Group NA
Attn:  Mutual Funds Processing
P.O. Box 4599
Rockford, IL  61110-4599

Charles Schwab & Co., Inc.                                            Class N                       14.85%
Special Custody Acct. for Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                                            ABN AMRO/TALON MID CAP FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
National Investor Services Corp. for the Exclusive                    Class N                        5.17%
Benefit of our Customers
55 Water St. 32nd Fl.
New York, NY  10041-3299



                                              ABN AMRO SMALL CAP FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank as Trustee                                      Class N                       83.49%
Omnibus Account 00078H794
P.O. Box 1443
Chicago, IL  60690-1443



                                           ABN AMRO/TAMRO SMALL CAP FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Miter & Co.                                                           Class N                       32.98%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

Stetson & Co.                                                         Class N                       19.47%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

LaSalle Bank NA                                                       Class N                       18.64%
Omnibus 66
P.O. Box 1443
Chicago, IL  60690-1443



                                           ABN AMRO/SELECT SMALL CAP FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle Bank NA, as Trustee                                           Class N                       99.34%
P.O. Box 1443
Chicago, IL 60690-1443



                                      ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Carn & Co. 02220601                                                   Class I                       24.18%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

LaSalle Bank NA                                                       Class I                       23.35%
Omnibus 66
P.O. Box 1443
Chicago, IL  60690-1443

                                      ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Charles Schwab & Co., Inc.                                            Class I                       23.72%
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Charles Schwab & Co., Inc.                                            Class N                       25.83%
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Stetson & Co.                                                         Class N                       12.36%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Investors Bank & Trust Co.                                            Class N                        6.94%
Trustee FBO Various Retirement Plans
Attn:  David Stavola, MO 2-41
4 Manhattanville Rd.
Purchase, NY  10577

Wells Fargo Bank Minnesota NA Cust.                                   Class N                        5.06%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN  55480



                                             ABN AMRO/EQUITY PLUS FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle Bank NA, Trustee                                              Class I                       72.24%
P.O. Box 1443
Chicago, IL 60640-1443



                                        ABN AMRO/VEREDUS SELECT GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
ABN AMRO Asset Mgt Holdings, Inc.                                     Class N                       33.90%
Attn:  Seymour Newman Mailstop 09TF
161 N. Clark St.
Chicago, IL  60601

ABN AMRO Trust Serv. Co. Cust.                                        Class N                       26.18%
FBO John W. O'Neal SEP IRA
21 Riding Ridge Rd.
Prospect, KY  40059-9460

Jewish Community Federation of Louisville, Inc.                       Class N                       25.59%
Restricted
3630 Dutchmans Lane
Louisville, KY  40205

                                        ABN AMRO/VEREDUS SELECT GROWTH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Jewish Community Federation of Louisville, Inc.                       Class N                        7.78%
Unrestricted
3630 Dutchmans Lane
Louisville, KY  40205



                                             ABN AMRO REAL ESTATE FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle Bank NA                                                       Class N                       49.57%
Omnibus Account 00078H620
P.O. Box 1443
Chicago, IL  60690-1443

Carn & Co. 02220601                                                   Class N                       36.09%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

Putnam Fiduciary Trust Co. Trustee                                    Class N                        8.29%
FBO ABN AMRO Securities LLC
Savings Plan
Attn:  DC Plan Admin. Team MS N3G650789
Investors Way
Norwood, MA 02062



                                           ABN AMRO/VEREDUS SCITECH FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Alleghany Capital Corp.                                               Class N                       42.21%
Attn:  Peter Sismondo
375 Park Avenue, Suite 3201
New York, NY  10152

Charles Schwab & Co., Inc.                                            Class N                       13.14%
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Stetson & Co.                                                         Class N                       13.02%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601



                                       ABN AMRO/CHICAGO CAPITAL BALANCED FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Stetson & Co.                                                         Class N                       46.18%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

                                       ABN AMRO/CHICAGO CAPITAL BALANCED FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Wells Fargo Bank Minnesota NA Cust.                                   Class N                       16.51%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN  55480

Carn & Co. 02220601                                                   Class N                       14.41%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

State Street Bank and Trust Cust./Trustee                             Class N                        5.91%
For Various Retirement Plans
801 Pennsylvania
Kansas City, MO  64105



                                      ABN AMRO/MONTAG & CALDWELL BALANCED FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Stetson & Co.                                                         Class N                       52.35%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Charles Schwab & Co., Inc.                                            Class N                        7.95%
Special Custody Acct. for Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122



                                          MONTAG & CALDWELL BALANCED FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Wells Fargo Bank Minnesota NA Cust.                                   Class I                       28.73%
FBO Pacificare Health Systems
401(k) Plan A/C #4300103020
510 Marquette Ave. South
Minneapolis, MN  55479

Wilmington Trust Co. Cust.                                            Class I                       19.95%
FBO Price Waterhouse Coopers, LLP
Emp + Partners Svgs A.C. #50084-7
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

Stetson & Co.                                                         Class I                       14.60%
161 N. Clark St. 10th Floor
Chicago, IL  60603

                                          MONTAG & CALDWELL BALANCED FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Wilmington Trust Co. Cust.                                            Class I                       10.28%
FBO Price Waterhouse Coopers, LLP
Emp. Ret. Ben. Accum. A.C. #50078-7
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

Branch Banking & Trust Co. Cust.                                      Class I                        8.27%
SE Regional-Montag & Caldwell
P.O. Box 2887
Wilson, NC  27894-2887

American Express Trust Company                                        Class I                        7.44%
FBO American Ex. Tr. Ret. Services Plans
U/A DTD 1/1/98
Attn:  Chris Hunt N10/996
P.O. Box 534
Minneapolis, MN  55440-0534



                                         ABN AMRO INTERNATIONAL EQUITY FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank as Trustee                                      Class N                       76.47%
Omnibus Account 00078H778
P.O. Box 1443
Chicago, IL  60690-1443

Grange Mutual Casualty Company                                        Class N                        9.19%
650 S. Front St.
Columbus, OH  43206

Stetson & Co.                                                         Class N                        6.03%
c/o The Chicago Trust Co.
171 N. Clark St. 10 RTR
Chicago, IL  60601



                                         ABN AMRO/CHICAGO CAPITAL BOND FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank as Trustee                                      Class I                       69.31%
Omnibus Account 00078H109
P.O. Box 1443
Chicago, IL  60690-1443

Carn & Co. 02220601                                                   Class I                       14.25%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96011
Washington, DC 20090-6211

                                         ABN AMRO/CHICAGO CAPITAL BOND FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Stetson & Co.                                                         Class I                        9.23%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60603

Miter & Co.                                                           Class I                        6.38%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

Stetson & Co.                                                         Class N                       36.29%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

LaSalle National Bank as Trustee                                      Class N                       16.65%
Omnibus A/C 00078H109
P.O. Box 1443
Chicago, IL  60690-1443

Miter & Co.                                                           Class N                       10.61%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

Charles Schwab & Co., Inc.                                            Class N                        6.79%
Special Custody Acct. for Exclusive of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

The Chicago Trust Co. of California                                   Class N                        6.15%
Omnibus Cash Sweep Account
P.O. Box 121589
San Diego, CA  92112-1589




                                        ABN AMRO/INVESTMENT GRADE BOND FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank NA, Trustee                                     Class I                       97.83%
P.O. Box 1443
Chicago, IL  60690-1443



                                    ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Bank as Trustee                                      Class N                       51.17%
Omnibus A/C 00078H505
P.O. Box 1443
Chicago, IL  60690-1443

                                    ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Charles Schwab & Co., Inc.                                            Class N                       19.78%
Special Custody Acct. for Exclusive of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Davis & Company                                                       Class N                        5.81%
c/o Marshall & Tisley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977



                                     ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Davis & Company                                                       Class N                       84.97%
c/o Marshall & Tisley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977



                                       ABN AMRO GOVERNMENT MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
National Financial Services                                           Class S                       96.75%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

LaSalle National Trust NA                                             Class I                       94.78%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443



                                             ABN AMRO MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
National Financial Services                                           Class S                       90.26%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

ABN AMRO Securities LLC                                               Class S                        9.01%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY  10022

National Financial Services                                           Class I                       89.85%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

                                             ABN AMRO MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
Susan A. Harnish                                                      Class I                         5.0%
13658 Beloit Road
Caledonia, IL 61011-9735



                                       ABN AMRO TAX-EXEMPT MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
National Financial Services                                           Class S                       77.87%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

ABN AMRO Securities LLC                                               Class S                       20.90%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY  10022

LaSalle National Trust NA                                             Class I                       99.95%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443



                                        ABN AMRO TREASURY MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
ABN AMRO Securities LLC                                               Class S                       73.67%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY  10022

National Financial Services                                           Class S                       25.86%
Attn:  Mutual Funds Department, 5th Fl.
200 Liberty Street
1 World Financial Center
New York, NY  10281

LaSalle National Bank                                                 Class I                       98.06%
Attn:  Mutual Funds Operations
Omnibus Account
P.O. Box 1443
Chicago, IL  60690-1443



                                   ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Trust NA                                             Class Y                       75.81%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443

                                   ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------        -------------------        ----------------------
LaSalle National Trust NA                                            Class YS                       68.99%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443

Standard Federal Bank                                                Class YS                        5.19%
2600 N. Big Beaver Rd. Fl. 4
Mail Code 660-1575
Attn:  Joseph McGrath
Troy, MI 48084-3323


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

         On May 11, 2001, Chicago Capital Management, Inc. ("CCM") replaced Chicago Trust as Adviser to ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund. Chicago Capital Management is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601.

         Chicago Capital Management has entered into an Expense Limitation Agreement with the Trust for ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Bond Fund - Class N and ABN AMRO/Chicago Capital Bond Fund - Class I, effective January 1, 2002, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 0.74% and 0.49% of net assets, respectively, for a period of one year. Chicago Capital Management may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO/Chicago Capital Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.


         Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Street NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.



         Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2002, whereby it has agreed to reimburse the ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund to the extent necessary to maintain total annual operating expenses at 1.40% for Class N shares (1.15% for Class I), 1.30 % and 1.50% of net assets, respectively, for a period of one year.

         TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2002, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively, until December 31, 2002.


         ABN AMRO Asset Management (USA) LLC, 161 North Clark Street, Chicago, Illinois 60601, is the Investment Adviser to ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO International Equity, ABN AMRO Real Estate, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO Treasury Money Market, ABN AMRO Institutional Prime Money Market Funds, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund and ABN AMRO Global Emerging Markets Fund. ABN AMRO Asset Management (USA) LLC is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc. The Administrator and ABN AMRO Asset Management
(USA) LLC are affiliated and under the common control of ABN AMRO Holding N.V.


         Effective September 26, 2001, ABN AMRO Asset Management (USA) LLC has entered into an Expense Limitation Agreement with the Trust, through September 30, 2003, for the following Funds:

                      FUND                         CLASS I      CLASS S      CLASS N      CLASS Y      CLASS YS
---------------------------------------------      -------      -------      -------      -------      --------
ABN AMRO Value Fund..........................         --           --         1.08%*         --           --
ABN AMRO Growth Fund.........................         --           --         1.05%          --           --
ABN AMRO Small Cap Fund......................         --           --         1.18%          --           --
ABN AMRO Real Estate Fund....................         --           --         1.37%          --           --
ABN AMRO International Equity Fund...........         --           --         1.41%          --           --
ABN AMRO Treasury Money Market Fund..........       0.36%        0.61%          --           --           --
ABN AMRO Government Money Market Fund........       0.31%        0.63%          --           --           --
ABN AMRO Money Market Fund...................       0.37%        0.73%          --           --           --
ABN AMRO Tax-Exempt Money Market Fund........       0.33%        0.58%          --           --           --
ABN AMRO Institutional Prime Money Market
   Fund......................................         --           --           --         0.18%**      0.43%***

----------

*     Effective July 1, 2002, the expense limitation changed to 0.94%.

** In effect until September 30, 2002. After that date, rate will be 0.20%.

*** In effect until September 30, 2002. After that date, rate will be 0.45%.

         Effective at the close of the reorganization (which occurred on June 15, 2002) and pursuant to an Agreement and Plan of Reorganization dated June 7, 2002, ABN AMRO Asset Management (USA) LLC will limit expenses equal to the total net operating expenses of the acquired fund immediately before the reorganization for four calendar quarters following the reorganization for the following funds:


                 FUND                             CLASS I                       CLASS N
--------------------------------------            -------                       -------
ABN AMRO Select Small Cap
   Fund...............................               --                          1.03%
ABN AMRO Equity Plus
   Fund...............................             0.51%                           --
ABN AMRO Investment Grade Bond
   Fund...............................             0.64%                           --


         Since the date of inception of ABN AMRO Global Emerging Markets Fund, ABN AMRO Asset Management (USA) LLC has entered into an Expense Limitation Agreement with the Trust, on behalf of ABN AMRO Global Emerging Markets Fund, whereby it has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses at 1.95% of net assets until December 31, 2003.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

FISCAL YEAR ENDED OCTOBER 31, 2001

                                                   GROSS ADVISORY
                                                   FEES EARNED BY        WAIVED FEES AND       NET ADVISORY FEES
                     FUND*                            ADVISERS         REIMBURSED EXPENSES     AFTER FEE WAIVERS
--------------------------------------------       --------------      -------------------     -----------------
ABN AMRO/Chicago Capital Growth Fund........        $ 3,899,474         $          --            $ 3,899,474
ABN AMRO Growth Fund........................          1,370,976                21,997              1,348,979
ABN AMRO/Montag & Caldwell Growth Fund......         14,870,628                    --             14,870,628
ABN AMRO/TAMRO Large Cap Value Fund.........             23,249                23,249                     --
ABN AMRO Value Fund.........................            910,487                13,882                896,605
ABN AMRO/Talon Mid Cap Fund.................            277,578                41,612                235,966
ABN AMRO/TAMRO Small Cap Fund...............             13,384                61,811                (48,427)
ABN AMRO Small Cap Fund.....................            461,242                 5,510                455,732
ABN AMRO/Veredus Aggressive Growth Fund.....          2,393,687               106,965              2,286,722
ABN AMRO/Montag & Caldwell Balanced Fund....          2,412,608                    --              2,412,608
ABN AMRO/Chicago Capital Balanced Fund......          2,125,058                    --              2,125,058
ABN AMRO International Equity Fund..........            884,389                 7,574                876,815
ABN AMRO Real Estate Fund...................            149,343                45,865                103,478
ABN AMRO/Veredus SciTech Fund...............             25,456                25,456                     --
ABN AMRO/Chicago Capital Bond Fund..........          1,253,858               466,964                786,894
ABN AMRO/Chicago Capital Municipal Bond Fund            152,358               152,358                     --
ABN AMRO/Chicago Capital Money Market Fund..          1,662,270                    --              1,662,270
ABN AMRO Money Market Fund..................            549,407               230,524                318,883
ABN AMRO Government Money Market Fund.......          1,117,664                 5,498              1,112,166
ABN AMRO Treasury Money Market Fund.........            725,008               301,049                423,959
ABN AMRO Tax-Exempt Money Market Fund.......          1,377,708               577,243                800,465
ABN AMRO Institutional Prime Money Market
   Fund.....................................          1,619,732                    --              1,619,732

----------


* ABN AMRO/Veredus Select Growth Fund commenced operations on December 31, 2001, and ABN AMRO Global Emerging Markets Fund expects to commence operations on or about November 1, 2002. Fees for the former ABN AMRO Funds are for the 10 months ended October 31, 2001.

FISCAL YEAR ENDED OCTOBER 31, 2000

                                                    GROSS ADVISORY
                                                    FEES EARNED BY        WAIVED FEES AND      NET ADVISORY FEES
                      FUND                             ADVISERS         REIMBURSED EXPENSES    AFTER FEE WAIVERS
--------------------------------------------        --------------      -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund .....           $20,110,532           $         0           $20,110,532
ABN AMRO/Chicago Capital Growth Fund .......           $ 3,822,871           $         0           $ 3,822,871
ABN AMRO/Talon Mid Cap Fund ................           $   175,902           $    39,493           $   136,409
ABN AMRO/Veredus Aggressive Growth Fund ....           $ 1,478,512           $    91,005           $ 1,387,507
ABN AMRO/Veredus SciTech Fund* .............           $     8,668           $    40,452           $         0
ABN AMRO/Montag & Caldwell Balanced Fund ...           $ 2,441,000           $         0           $ 2,441,000
ABN AMRO/Chicago Capital Balanced Fund .....           $ 2,139,983           $         0           $ 2,139,983
ABN AMRO/Chicago Capital Bond Fund .........           $   773,197           $   267,750           $   505,447
ABN AMRO/Chicago Capital Municipal Bond Fund           $   100,946           $   179,242           $         0
ABN AMRO/Chicago Capital Money Market Fund .           $ 1,573,389           $         0           $ 1,573,389

----------

*     ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

FISCAL YEAR ENDED OCTOBER 31, 1999

                                                    GROSS ADVISORY
                                                    FEES EARNED BY        WAIVED FEES AND      NET ADVISORY FEES
                      FUND                             ADVISERS         REIMBURSED EXPENSES    AFTER FEE WAIVERS
---------------------------------------------       --------------      -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund ......          $16,451,953           $         0           $16,451,953
ABN AMRO/Chicago Capital Growth Fund ........          $ 3,230,163           $         0           $ 3,230,163
ABN AMRO/Talon Mid Cap Fund .................          $   164,312           $    40,814           $   123,498
ABN AMRO/TAMRO Large Cap Value Fund* ........                  n/a                   n/a                   n/a
ABN AMRO/TAMRO Small Cap Fund* ..............                  n/a                   n/a                   n/a
ABN AMRO/Veredus Aggressive Growth Fund .....          $   312,271           $    52,934           $   259,337
ABN AMRO/Montag & Caldwell Balanced Fund ....          $ 1,585,840           $         0           $ 1,585,840
ABN AMRO/Chicago Capital Balanced Fund ......          $ 1,861,258           $         0           $ 1,861,258
ABN AMRO/Chicago Capital Bond Fund ..........          $   840,813           $   199,795           $   641,018
ABN AMRO/Chicago Capital Municipal Bond Fund           $    95,352           $   174,679           $         0
ABN AMRO/Chicago Capital Money Market Fund ..          $ 1,215,190           $         0           $ 1,215,190

----------

* ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund commenced operations on November 30, 2000.

         For the fiscal years ended December 31, 1999 and 2000, the Funds set forth below paid the following advisory fees:

                                                         NET FEES PAID                       FEES WAIVED
                                                 ----------------------------        ----------------------------
                      FUND                          1999              2000              1999              2000
-----------------------------------------        ----------        ----------        ----------        ----------
ABN AMRO Money Market Fund ..............        $2,597,590        $1,522,042        $1,948,193        $1,141,531
ABN AMRO Government Money Market Fund ...        $1,028,041        $1,194,973        $        0        $        0
ABN AMRO Treasury Money Market Fund .....        $  622,076        $1,538,473        $  466,556        $  403,855
ABN AMRO Tax-Exempt Money Market Fund ...        $  617,977        $  977,206        $  463,483        $  732,904
ABN AMRO Value Fund .....................        $1,364,643        $1,114,717        $        0        $        0
ABN AMRO Growth Fund ....................        $1,537,139        $1,760,348        $        0        $        0
ABN AMRO Small Cap Fund .................        $  343,663        $  553,315        $        0        $        0
ABN AMRO International Equity Fund ......        $1,546,932        $2,032,331        $        0        $        0
ABN AMRO Real Estate Fund ...............        $   51,781        $  100,481        $   22,191        $        0
ABN AMRO Institutional Prime Money Market
   Fund .................................        $       55        $  812,251                 *        $        0

----------

*     Not in operation during the period.

         For the fiscal years April 30, 2000, April 30, 2001 and April 30, 2002, the Funds set forth below paid the following advisory fees:

                FUND*                                    NET FEES PAID                                   FEES WAIVED
-----------------------------------        ----------------------------------------        ----------------------------------------
                                             2000            2001            2002            2000            2001            2002
                                           --------        --------        --------        --------        --------        --------
ABN AMRO Select Small Cap Fund ....        $169,653        $197,788        $192,126        $      0        $  3,051        $  4,835
ABN AMRO Equity Plus Fund .........        $945,373        $957,999        $652,988        $315,124        $319,332        $281,760
ABN AMRO Investment Grade Bond Fund        $421,998        $374,520        $261,972        $607,296        $652,095        $392,958

----------

* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Advisory fees paid by Independence One Mutual Funds for fiscal years April 30, 2000, 2001 and 2002 were paid to Independence One Capital Management Corporation.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodians, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Investment Advisers. On October 18, 2000 ABN AMRO Bank N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Investment Advisers. The transaction closed on February 1, 2001. The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the transaction at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS

         Talon Asset Management, Inc. ("Talon") provides sub-investment advisory services for ABN AMRO/Talon Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL 60601. For the services it provides, Talon receives a fee from Chicago Capital Management equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million. Talon receives no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:

                    YEAR ENDED 10/31          FEE RECEIVED
                    ----------------          ------------
                          1999                   $  79,437
                          2000                   $  87,936
                          2001                   $ 162,227


         ABN AMRO Asset Management (USA) LLC ("AAAM"), on behalf of the Trust, has entered into sub-advisory agreements with MFS Institutional Advisors, Inc. ("MFS") on behalf of ABN AMRO Value Fund, and thinkorswim Advisors, Inc. ("thinkorswim"), formerly Sosnoff Sheridan Weiser Corporation, on behalf of ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund. Prior to December 31, 2001, Mellon Equity Associates, LLP ("Mellon"), Mellon served as sub-adviser to ABN AMRO Value Fund since December 6, 1999. Effective March 25, 2002, Delaware Management Company ceased serving as sub-adviser to ABN AMRO Small Cap Fund.



         MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address. thinkorswim is located at 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605. thinkorswim is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary.


         Under each Sub-Advisory Agreement, the Sub-Adviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Investment Adviser. The Delaware Sub-Advisory Agreement provides that if the Investment Adviser reduces its fee rate for the ABN AMRO Small Cap Fund because of excess expenses, the Sub-Adviser shall reduce its fee rate by an amount equal to one-half of the amount by which the Investment Adviser reduced its fee rate. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

         For services provided and expenses incurred pursuant to its Sub-Advisory Agreement, MFS is entitled to receive a fee from the Adviser equal to 0.40 of 1% per annum on the first $250 million of the Fund's average daily net assets; 0.35 of 1% per annum on the next $250 million of the Fund's average daily net assets; and 0.325 of 1% per annum on the Fund's average daily net assets over $500 million.





         For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, thinkorswim is entitled to receive an annual fee at the rate of 0.035% and 0.05% based on the average daily value of the net assets in ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund, respectively.

         For the fiscal years ended December 31, 1999, December 31, 2000 and ten months ended October 31, 2001, AAAM paid the following sub-advisory fees:

                                                   1999                     2000                    2001
                                            -------------------      ------------------      -------------------
                                             NET                       NET                     NET
                                             FEES         FEES         FEES       FEES         FEES        FEES
                  FUND                       PAID        WAIVED        PAID      WAIVED        PAID       WAIVED
--------------------------------------      -------      ------      --------    ------      --------     ------
ABN AMRO Small Cap Fund...............      $24,428        --        $361,240      --        $301,093       --
ABN AMRO Value Fund...................      $50,347        --        $537,689      --        $439,982       --

         For the fiscal years ended April 30, 2000, April 30, 2001 and April 30, 2002, AAAM paid the following sub-advisory fees:

                                                   2000                     2001                    2002
                                            -------------------      ------------------      -------------------
                                             NET          NET          NET        NET          NET         NET
                                             FEES         FEES         FEES       FEES         FEES        FEES
              FUND*                          PAID        WAIVED        PAID      WAIVED        PAID       WAIVED
--------------------------------------      -------      ------      --------    ------      --------     ------
ABN AMRO Select Small Cap Fund........      $ 16,506       --         $ 19,641     --        $ 19,110       --
ABN AMRO Equity Plus Fund.............      $107,603       --         $ 95,937     --        $ 55,048       --

----------


* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.


THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

ADMINISTRATION FEES

           PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
           ----------    ---------------------------------------------------
             0.06%                         Up to $2 billion
             0.05%       At least $2 billion but not more than $12.5 billion
             0.045%                       Over $12.5 billion

CUSTODY LIAISON FEES

              FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
           ----------    ---------------------------------------------------
            $10,000                       Up to $100 million
            $15,000      At least $100 million but not more than $500 million
            $20,000                       Over $500 million

         The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:

                                                                              ADMINISTRATIVE FEES
                                                                              --------------------
                            FUND*                                             FYE OCTOBER 31, 2001
-----------------------------------------------------------                   --------------------
ABN AMRO/Chicago Capital Growth Fund.......................                        $  304,320
ABN AMRO Growth Fund.......................................                           270,266
ABN AMRO/Montag & Caldwell Growth Fund.....................                         1,202,373
ABN AMRO/TAMRO Large Cap Value Fund........................                             4,355
ABN AMRO Value Fund........................................                           193,225
ABN AMRO/Talon Mid Cap Fund................................                            20,756
ABN AMRO/TAMRO Small Cap Fund..............................                             3,582
ABN AMRO Small Cap Fund....................................                           115,128
ABN AMRO/Veredus Aggressive Growth Fund....................                           132,652
ABN AMRO/Montag & Caldwell Balanced Fund...................                           181,108
ABN AMRO/Chicago Capital Balanced Fund.....................                           183,993
ABN AMRO International Equity Fund.........................                           160,409
ABN AMRO Real Estate Fund..................................                            38,519
ABN AMRO/Veredus SciTech Fund..............................                             2,841
ABN AMRO/Chicago Capital Bond Fund.........................                           149,576
ABN AMRO/Chicago Capital Municipal Bond Fund...............                            24,883
ABN AMRO/Chicago Money Market Fund.........................                           226,816
ABN AMRO Money Market Fund.................................                           247,497
ABN AMRO Government Money Market Fund......................                           804,730
ABN AMRO Treasury Money Market Fund........................                           314,163
ABN AMRO Tax-Exempt Money Market Fund......................                           576,251
ABN AMRO Institutional Prime Money Market Fund.............                           813,845

----------


* ABN AMRO/Veredus Select Growth Fund commenced operations on December 31, 2001. ABN AMRO Global Emerging Markets Fund expects to commence operations on or about November 1, 2002.

                                                                               ADMINISTRATIVE FEES
                                                                 ----------------------------------------------
                             FUND                                FYE OCTOBER 31, 1999      FYE OCTOBER 31, 2000
-----------------------------------------------------------      --------------------      --------------------
ABN AMRO/Montag & Caldwell Growth Fund.....................           $1,357,663                $1,672,936
ABN AMRO/Chicago Capital Growth Fund.......................              254,852                   297,648
ABN AMRO/Talon Mid Cap Fund................................               13,011                    13,738
ABN AMRO/Chicago Capital Small Cap Value Fund..............               22,122                    27,513
ABN AMRO/TAMRO Large Cap Value Fund*.......................                  n/a                       n/a
ABN AMRO/TAMRO Small Cap Fund*.............................                  n/a                       n/a
ABN AMRO/Veredus Aggressive Growth Fund....................               18,568                    82,947
ABN AMRO/Veredus SciTech Fund*.............................                  n/a                       860
ABN AMRO/Montag & Caldwell Balanced Fund...................              122,384                   183,095
ABN AMRO/Chicago Capital Balanced Fund.....................              157,773                   178,014
ABN AMRO/Chicago Capital Bond Fund.........................               93,681                    85,456
ABN AMRO/Chicago Capital Municipal Bond Fund...............               15,839                    15,895
ABN AMRO/Chicago Capital  Money Market Fund................              167,945                   213,556

----------

* ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000. ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO Small Cap Fund commenced operations on November 30, 2000.

                                                                              ADMINISTRATIVE FEES
                                                                -----------------------------------------------
                             FUND                               FYE DECEMBER 31, 1999     FYE DECEMBER 31, 2000
-----------------------------------------------------------     ----------------------    ---------------------
ABN AMRO Value Fund........................................           $  296,825                $  253,521
ABN AMRO Growth Fund.......................................              329,450                   370,077
ABN AMRO Small Cap Fund....................................              106,521                   149,095
ABN AMRO International Equity Fund.........................              280,317                   352,751
ABN AMRO Real Estate Fund..................................                7,837                    36,115
ABN AMRO Treasury Money Market Fund........................              255,449                   226,187
ABN AMRO Government Money Market Fund......................              398,131                   456,427
ABN AMRO Money Market Fund.................................              948,217                   571,319
ABN AMRO Tax-Exempt Money Market Fund......................              255,469                   381,145
ABN AMRO Institutional Prime Money Market Fund.............                   11                   405,980

----------

*     Not in operation during the period.

                                                                              ADMINISTRATIVE FEES
                                                                -----------------------------------------------
                                                                      FYE             FYE             FYE
                         FUND                                   APRIL 30, 2000   APRIL 30, 2001  APRIL 30, 2002
-----------------------------------------------------------     --------------   --------------  --------------
ABN AMRO Select Small Cap Fund ....                               $ 33,688          $ 39,558        $ 50,000
ABN AMRO Equity Plus Fund .........                               $312,859          $314,441        $255,752
ABN AMRO Investment Grade Bond Fund                               $ 88,640          $ 93,323        $ 96,141

----------


* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Administrative fees paid by Independence One Mutual Funds for fiscal years April 30, 2000, 2001 and 2002 were paid to Federated Administrative Services.


THE SUB-ADMINISTRATOR

         PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC

Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

         As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

              PERCENTAGE                 AVERAGE DAILY NET ASSETS (AGGREGATE)
              ----------           -------------------------------------------------
                0.045%                              Up to $2 billion
                 .04%               At least $2 billion but not more than $3 billion
                 .03%               At least $3 billion but not more than $8 billion
                0.025%             At least $8 billion but not more than $12 billion
                0.02%                               Over $12 billion

         The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per portfolio per year.

THE DISTRIBUTOR

         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. Effective January 2, 2001, PFPC Distributors, Inc., an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

         The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N, Class C and Class S shares of each Fund, with the exception of ABN AMRO/Chicago Capital Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N and S shares and 0.75% of a Fund's average daily net assets for Class C Shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class C shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.


         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.



         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plans.



         Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2001, are set forth below.


                                                                         12B-1 PLAN EXPENSES
                                                     ----------------------------------------------------------
-------------------------------------------------    --------     ------------    ------------     ------------
                                                                                  COMPENSATION     COMPENSATION
                                                                  DISTRIBUTION     TO BROKER         TO SALES
               FUND - CLASS N SHARES*                PRINTING      SERVICES         DEALERS          PERSONNEL
-------------------------------------------------    --------     ------------    ------------     ------------
ABN AMRO/Montag & Caldwell Growth Fund...........    $ 31,112      $ 52,897        $1,895,094        $356,352
ABN AMRO/Chicago Capital Growth Fund.............      20,177        39,319           595,247         123,376
ABN AMRO/Talon Mid Cap Fund......................       2,084         3,282            25,604           3,860
ABN AMRO/TAMRO Large Cap Value Fund..............         121           198               560           2,633
ABN AMRO/TAMRO Small Cap Fund....................          67           107               730             972
ABN AMRO/Veredus Aggressive Growth Fund..........      14,111        20,394           301,119          66,196
ABN AMRO/Veredus SciTech Fund....................         119           212               943             783
ABN AMRO/Montag & Caldwell Balanced Fund.........       4,627        11,707           207,996          53,947
ABN AMRO/Chicago Capital Balanced Fund...........      17,935        34,518           302,020          35,995
ABN AMRO/Chicago Capital Bond Fund...............       4,706        10,296           176,279          58,941

                                                                         12B-1 PLAN EXPENSES
                                                     ----------------------------------------------------------
-------------------------------------------------    --------     ------------    ------------     ------------
                                                                                  COMPENSATION     COMPENSATION
                                                                  DISTRIBUTION     TO BROKER         TO SALES
               FUND - CLASS N SHARES*                PRINTING      SERVICES         DEALERS          PERSONNEL
-------------------------------------------------    --------     ------------    ------------     ------------
ABN AMRO/Chicago Capital Municipal Bond Fund.....       1,203         1,862             6,282               1
ABN AMRO Treasury Money Market Fund..............          --            --            32,061              --
ABN AMRO Government Money Market Fund............          --            --            96,856              --
ABN AMRO Money Market Fund.......................          --            --           325,281              --
ABN AMRO Tax-Exempt Money Market Fund............          --            --            84,905              --
ABN AMRO Value Fund..............................          --            --            28,298             203
ABN AMRO Growth Fund.............................          --            --            43,145             290
ABN AMRO Small Cap Fund..........................          --            --            12,975             104
ABN AMRO International Equity Fund...............          --            --            19,599             135
ABN AMRO Real Estate Fund........................          --            --               313              28

                                                                                    SERVICE
               FUND - CLASS N SHARES*                         MARKETING            PROVIDERS           TOTAL
-------------------------------------------------             ---------            ---------        ----------
ABN AMRO/Montag & Caldwell Growth Fund...........              $323,683              $11,624        $2,670,762
ABN AMRO/Chicago Capital Growth Fund.............               457,123               47,207         1,282,449
ABN AMRO/Talon Mid Cap Fund......................                50,777                1,137            86,744
ABN AMRO/TAMRO Large Cap Value Fund..............                 3,742                   11             7,265
ABN AMRO/TAMRO Small Cap Fund....................                 1,833                    9             3,718
ABN AMRO/Veredus Aggressive Growth Fund..........               176,560               19,555           597,935
ABN AMRO/Veredus SciTech Fund....................                 4,301                    6             6,364
ABN AMRO/Montag & Caldwell Balanced Fund.........                79,385                3,833           361,495
ABN AMRO/Chicago Capital Balanced Fund...........               284,628               75,164           750,260
ABN AMRO/Chicago Capital Bond Fund...............               117,152               13,323           380,697
ABN AMRO/Chicago Capital Municipal Bond Fund.....                 9,538                   --            18,886
ABN AMRO Treasury Money Market Fund..............                    86                   --            32,147
ABN AMRO Government Money Market Fund............                    86                   --            96,942
ABN AMRO Money Market Fund.......................                    86                   --           325,367
ABN AMRO Tax-Exempt Money Market Fund............                    86                   --            84,991
ABN AMRO Value Fund..............................                 3,069                   --            31,570
ABN AMRO Growth Fund.............................                 3,228                   --            46,663
ABN AMRO Small Cap Fund..........................                 2,888                   --            15,967
ABN AMRO International Equity Fund...............                 2,945                   --            22,679
ABN AMRO Real Estate Fund........................                 3,389                   --             3,730

----------

* ABN AMRO/Veredus Select Growth Fund commenced operations on December 31, 2001. ABN AMRO Global Emerging Markets Fund expects to commence operations on or about November 1, 2002.










SHAREHOLDER SERVICING PLAN

         The Trust has adopted a shareholder servicing plan for the Class S, Class C and Class YS Shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S, Class C and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. Currently, the Distributor is waiving, on a voluntary basis, its shareholder servicing fee for the following Money Market Funds. After waivers, the Funds paid shareholder servicing fees in the following amounts for the fiscal year ended October 31, 2001.


                                   FUND                                 NET FEES
                ----------------------------------------------          --------
                ABN AMRO Money Market Fund                              $141,705
                ABN AMRO Government Money Market Fund                     27,971
                ABN AMRO Treasury Money Market Fund                           --
                ABN AMRO Tax-Exempt Money Market Fund                         --
                ABN AMRO Institutional Price Money Market Fund           176,137

         It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

CUSTODIANS

         Deutsche Bank/Bankers Trust Company ("Deutsche Bank"), 130 Liberty Street, New York, New York 10006 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund, ABN AMRO/Chicago Capital Money Market Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund.


         J.P. Morgan Chase & Company ("J.P. Morgan Chase") 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245, serves as custodian of the Trust's assets, pursuant to a Custodian Agreement for ABN AMRO Growth Fund, ABN AMRO Value Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Real Estate Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.


         Under such Agreements, Deutsche Bank and J.P. Morgan Chase each: (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS


         Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serves as counsel to the Trust.

         Ernst & Young, LLP, with offices at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Trust's independent auditors.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisers or Sub-Advisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Advisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The Trust attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser or Sub-Advisers, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Advisers or Sub-Advisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisers or Sub-Advisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Advisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Advisers, however, the results of such procedures will generally be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.

                                                              BROKERAGE COMMISSIONS
                                                              ---------------------
                           FUND*                              FYE OCTOBER 31, 2001
--------------------------------------------------------      ---------------------
ABN AMRO/Chicago Capital Growth Fund....................            $  290,205
ABN AMRO Growth Fund....................................               125,358
ABN AMRO/Montag & Caldwell Growth Fund..................             3,019,938
ABN AMRO/TAMRO Large Cap Value Fund.....................                16,186
ABN AMRO Value Fund.....................................               170,961
ABN AMRO/Talon Mid Cap Fund.............................               144,174
ABN AMRO/TAMRO Small Cap Fund...........................                16,683
ABN AMRO Small Cap Fund.................................                97,492
ABN AMRO/Veredus Aggressive Growth Fund.................             1,062,545
ABN AMRO/Montag & Caldwell Balanced Fund................               248,482
ABN AMRO/Chicago Capital Balanced Fund..................                84,327
ABN AMRO International Equity Fund......................               146,122
ABN AMRO Real Estate Fund...............................                11,481
ABN AMRO/Veredus SciTech Fund...........................                 5,391
ABN AMRO/Chicago Capital Bond Fund......................                   n/a
ABN AMRO/Chicago Capital Municipal Bond Fund............                   n/a
ABN AMRO/Chicago Money Market Fund......................                   n/a
ABN AMRO Money Market Fund..............................                   n/a
ABN AMRO Government Money Market Fund...................                   n/a
ABN AMRO Treasury Money Market Fund.....................                   n/a
ABN AMRO Tax-Exempt Money Market Fund...................                   n/a

----------

* ABN AMRO/Veredus Select Growth Fund commenced operations on December 31, 2001. ABN AMRO Global Emerging Markets Fund expects to commence operations on or about November 1, 2002.

         For the fiscal year ended October 31, 2000 and October 31, 1999, the Funds listed below paid the following brokerage fees:

                                                            BROKERAGE COMMISSIONS
                                                 -------------------------------------------
                      FUND                       FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999
--------------------------------------------     --------------------   --------------------
ABN AMRO/Montag & Caldwell Growth Fund             $3,003,964                 $1,716,450
ABN AMRO/Chicago Capital Growth Fund                  141,627                    256,176
ABN AMRO/Talon Mid Cap Fund                           112,852                     94,685
ABN AMRO/Veredus Aggressive Growth Fund               371,995                     52,394
ABN AMRO/Veredus SciTech Fund*                          1,066                        n/a
ABN AMRO/Montag & Caldwell Balanced Fund              257,298                    103,697
ABN AMRO/Chicago Capital Balanced Fund                 57,711                     80,255
ABN AMRO/Chicago Capital Bond Fund                        n/a                        n/a
ABN AMRO/Chicago Capital Municipal Bond Fund              n/a                        n/a
ABN AMRO/Chicago Capital Money Market Fund                n/a                        n/a

------------
* ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

        For the fiscal year ended December 31, 2000, the Funds listed below paid the following brokerage fees:

                                                                      % OF TOTAL
                                            TOTAL $      % OF TOTAL    BROKERAGE     TOTAL $
                             TOTAL $       AMOUNT OF         OF       TRANSACTIONS  AMOUNT OF
                            AMOUNT OF      BROKERAGE     BROKERAGE     EFFECTED     BROKERAGE
                            BROKERAGE     COMMISSIONS   COMMISSIONS     THROUGH    COMMISSIONS
                           COMMISSIONS      PAID TO       PAID TO     AFFILIATED     PAID FOR
                             PAID IN       AFFILIATES    AFFILIATES   BROKERS IN   RESEARCH IN
           FUND               2000          IN 2000       IN 2000        2000          2000
----------------------      ---------     ----------     ----------   ----------    ----------
ABN AMRO Value Fund           $237,822     $    --         0.00%         0.00 %     $311,082
ABN AMRO Growth Fund          $121,152     $    --         0.00%         0.00 %     $225,128
ABN AMRO Small Cap Fund       $135,803     $    --         0.00%         0.00 %+    $100,920
ABN AMRO International
   Equity Fund                $284,630     $    --         0.00%         0.00 %     $156,883
ABN AMRO Real Estate
   Fund                       $ 27,308     $    --         0.00%         0.00 %     $  4,520
ABN AMRO Money Market
   Fund                       $     --     $    --         0.00%         0.00 %     $     --
ABN AMRO Government
   Money Market Fund          $     --     $    --         0.00%         0.00 %     $     --
ABN AMRO Treasury
   Money Market Fund          $     --     $    --         0.00%         0.00 %     $     --
ABN AMRO Tax-Exempt
   Money Market Fund          $     --     $    --         0.00%         0.00 %     $     --

-------------
+  Less than 1%.

        For the fiscal year ended December 31, 1999 the Funds listed below paid the following brokerage fees:

                                                             TOTAL $ AMOUNT
                                        TOTAL $ AMOUNT         OF BROKERAGE
                                         OF BROKERAGE        COMMISSIONS PAID
                                          COMMISSION         TO AFFILIATES IN
                     FUND                PAID IN 1999              1999
----------------------------------     -----------------     ----------------
ABN AMRO Value Fund                         $349,120             $     --
ABN AMRO Growth Fund                        $295,818             $     --
ABN AMRO Small Cap Fund**                   $114,492             $     --
ABN AMRO International Equity Fund          $198,322             $     --
ABN AMRO Real Estate Fund                   $  6,465             $     --
ABN AMRO Money Market Fund                  $     --             $     --
ABN AMRO Government Money Market Fund       $     --             $     --
ABN AMRO Treasury Money Market Fund         $     --             $     --
ABN AMRO Tax-Exempt Money Market Fund       $     --             $     --

-------------
*     Not in operation during the period.

        The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

        For the fiscal year ended April 30, 2000, April 30, 2001 and April 30, 2002 the Funds listed below paid the following brokerage fees:

                                                    BROKERAGE COMMISSION
                                          --------------------------------------
                                             FYE           FYE            FYE
                                           APRIL 30,     APRIL 30,      APRIL 30,
                       FUND*                 2000          2001           2002
-----------------------------------       --------       --------       --------
ABN AMRO  Select Small Cap Fund           $ 23,773       $ 39,629       $ 29,046
ABN AMRO Equity Plus Fund                 $ 41,511       $112,903       $ 66,984
ABN AMRO Investment Grade Bond Fund             --             --             --

-------------

* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of the Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence OneEquity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.



        As of October 31, 2001, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:


                      FUND                                  BROKER DEALER                                MARKET VALUE
---------------------------------------          ---------------------------------------        ------------------------------------
  ABN AMRO/Chicago Capital Growth Fund            Bank One Corp.                                        $ 25,640,000
                                                  Mellon Financial Corp.                                $  8,568,000
                                                  Charles Schwab Corp.                                    $4,360,923

  ABN AMRO Growth Fund                            J.P. Morgan Chase & Co.                               $ 10,326,297
                                                  State Street Bank & Trust                             $ 3,552,120
                                                  Wachovia Bank                                         $ 3,043,040
                                                  Morgan Stanley Dean Witter & Co.                      $ 2,964,552
                                                  Lehman Brothers Holdings Inc.                         $ 1,836,324

  ABN AMRO/Montag & Caldwell Growth Fund          Bank of New York                                      $53,212,046

  ABN AMRO/TAMRO Large Cap Value Fund             Morgan Stanley Dean Witter & Co.                      $     78,272
                                                  Merrill Lynch & Co.                                        $60,101

  ABN AMRO Value Fund                             J.P. Morgan Chase & Co.                               $  3,427,663
                                                  Bank of America                                       $  2,442,186
                                                  Merrill Lynch & Co.                                   $  1,403,091
                                                  Wachovia Bank                                         $    929,500
                                                  Bank One Corp.                                        $    750,094
                                                  Morgan Stanley Dean Witter & Co.                      $    719,124
                                                  Lehman Brothers Holdings Inc.                         $    712,044

  ABN AMRO/Veredus Aggressive Growth Fund         Morgan Stanley Dean Witter & Co.                      $ 15,243,770

  ABN AMRO Real Estate Fund                       Morgan Stanley Dean Witter & Co.                      $    172,776

  ABN AMRO/Veredus SciTech Fund                   Morgan Stanley Dean Witter & Co.                      $      4,917

  ABN AMRO/Chicago Capital Balanced Fund          Bank One Corp.                                        $ 41,129,000
                                                  Mellon Financial Corp.                                $  3,326,400
                                                  Charles Schwab Corp.                                  $  2,270,744

  ABN AMRO/Montag & Caldwell Balanced Fund        Bank of New York                                      $  5,030,079
                                                  Merrill Lynch & Co.                                   $  4,618,067
                                                  Salomon Smith Barney Inc.                             $    512,613

  ABN AMRO/Chicago Capital Bond Fund              Bank One Corp.                                        $ 23,262,000

  ABN AMRO/Chicago Capital Municipal Bond Fund    Goldman Sachs Group, Inc.                             $ 1,776,435

                      FUND                                  BROKER DEALER                                MARKET VALUE
---------------------------------------          ---------------------------------------        ------------------------------------
  ABN AMRO Institutional Prime Money Market       J.P. Morgan Chase & Co.                               $299,351,684
  Fund                                            Morgan Stanley Dean Witter & Co.                      $ 88,730,895

  ABN AMRO Government Money Market Fund           UBS Warburg                                           $119,987,410
                                                  J.P. Morgan Chase & Co.                               $ 87,353,169
                                                  Morgan Stanley Dean Witter & Co.                      $ 67,094,634

  ABN AMRO Money Market Fund                      J.P. Morgan Chase & Co.                               $ 8,269,730
                                                  Morgan Stanley Dean Witter & Co.                      $ 7,880,974
                                                  UBS Warburg                                           $ 4,745,880

  ABN AMRO Treasury Money Market Fund             Morgan Stanley Dean Witter & Co.                      $ 49,103,718
                                                  J.P. Morgan Chase & Co.                               $ 37,840,912
                                                  UBS Warburg                                           $ 29,856,115

PORTFOLIO TURNOVER


         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Small Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are generally treated as capital gain dividends for Federal income tax purposes.


        The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                             DESCRIPTION OF SHARES

         The table below summarizes that class(es) of shares that each Fund offers.



                          FUND                             CLASS N      CLASS I      CLASS S      CLASS C      CLASS Y     CLASS YS
----------------------------------------------------       -------      -------      -------      -------      -------     --------
ABN AMRO/Montag & Caldwell Growth Fund..............          -
Montag & Caldwell Growth Fund.......................                       -
ABN AMRO/Chicago Capital Growth Fund................          -            -                         -
ABN AMRO/TAMRO Large Cap Value Fund.................          -
ABN AMRO Talon Mid Cap Fund.........................          -
ABN AMRO/Veredus Aggressive Growth Fund.............          -            -
ABN AMRO/Veredus Select Growth Fund.................          -
ABN AMRO/Chicago Capital Small Cap Value Fund.......          -
ABN AMRO/TAMRO Small Cap Fund.......................          -
ABN AMRO/Veredus SciTech Fund.......................          -
ABN AMRO/Montag & Caldwell Balanced Fund............          -
ABN AMRO/Chicago Capital Balanced Fund (1)..........          -            -
Montag & Caldwell Balanced Fund.....................                       -
ABN AMRO/Chicago Capital Bond Fund..................          -            -
ABN AMRO/Chicago Capital Municipal Bond Fund........          -
ABN AMRO/Chicago Capital Money Market Fund..........          -
ABN AMRO Growth Fund................................          -
ABN AMRO Value Fund.................................          -
ABN AMRO Small Cap Fund.............................          -
ABN AMRO International Equity Fund..................          -
ABN AMRO Global Emerging Markets Fund(2)............          -
ABN AMRO Real Estate Fund...........................          -
ABN AMRO Treasury Money Market Fund.................                       -            -
ABN AMRO Government Money Market Fund...............                       -            -
ABN AMRO Tax-Exempt Money Market Fund...............                       -            -
ABN AMRO Money Market Fund..........................                       -            -
ABN AMRO Institutional Prime Money Market Fund......                                                              -            -
ABN AMRO Institutional Treasury Money Market Fund(2)                                                              -            -
ABN AMRO Institutional Government Money Market
    Fund(2).........................................                                                              -            -
ABN AMRO Select Small Cap Fund......................          -
ABN AMRO Equity Plus Fund...........................                       -
ABN AMRO Investment Grade Bond Fund.................                       -

-------------
(1) As of September 27, 2001, sales of shares of ABN AMRO/Chicago Capital Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

(2)      This Fund has not commenced operations.


         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are six classes of shares issued by the Funds of the Trust. Class N, I, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class C shares will not be subject to an initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on shares redeemed within eighteen months of purchase. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class C shares will be subject to a Rule 12b-1 with a maximum annual fee of 0.75% of daily net assets and a shareholder service with a maximum annual fee of 0.25% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class C, Class Y and Class YS shares is available by calling 800 992-8151.


MINIMUM INITIAL INVESTMENTS


                                                          MINIMUM INITIAL
                    CLASS N SHARES                           INVESTMENT
----------------------------------------------------      ---------------
ABN AMRO/Montag & Caldwell Growth Fund..............           $2,500
ABN AMRO/Montag & Caldwell Balanced Fund............           $2,500
ABN AMRO/Chicago Capital Growth Fund................           $2,500
ABN AMRO/Talon Mid Cap Fund.........................           $2,500
ABN AMRO/Chicago Capital Small Cap Value Fund.......           $2,500
ABN AMRO/Chicago Capital Balanced Fund..............           $2,500
ABN AMRO/Chicago Capital Bond Fund..................           $2,500
ABN AMRO/Chicago Capital Municipal Bond Fund........           $2,500
ABN AMRO/Chicago Capital Money Market Fund..........           $2,500
ABN AMRO/Veredus Aggressive Growth Fund.............           $2,500
ABN AMRO/Veredus Select Growth Fund.................           $2,500
ABN AMRO/Veredus SciTech Fund.......................           $2,500
ABN AMRO/TAMRO Large Cap Value Fund.................           $2,500
ABN AMRO/TAMRO Small Cap Fund.......................           $2,500
ABN AMRO Growth Fund................................           $2,500
ABN AMRO Value Fund.................................           $2,500
ABN AMRO Small Cap Fund.............................           $2,500
ABN AMRO International Equity Fund..................           $2,500
ABN AMRO Real Estate Fund...........................           $2,500
ABN AMRO Select Small Cap Fund......................           $2,500
ABN AMRO Global Emerging Markets Fund...............           $2,500

                                                          MINIMUM INITIAL
                    CLASS I SHARES                           INVESTMENT
----------------------------------------------------      ---------------
Montag & Caldwell Growth Fund.......................         $5 million
Montag & Caldwell Balanced Fund.....................         $1 million
ABN AMRO/Chicago Capital Bond Fund..................         $2 million
ABN AMRO/Chicago Capital Growth Fund................         $5 million
ABN AMRO/Veredus Aggressive Growth Fund.............         $2 million
ABN AMRO Treasury Money Market Fund.................         $1 million
ABN AMRO Government Money Market Fund...............         $1 million
ABN AMRO Tax-Exempt Money Market Fund...............         $1 million
ABN AMRO Money Market Fund..........................         $1 million
ABN AMRO Equity Plus Fund...........................         $1 million
ABN AMRO Investment Grade Bond Fund.................         $1 million

                                                          MINIMUM INITIAL
                    CLASS S SHARES                           INVESTMENT
----------------------------------------------------      ---------------
ABN AMRO Treasury Money Market Fund.................           $2,500
ABN AMRO Government Money Market Fund...............           $2,500
ABN AMRO Tax-Exempt Money Market Fund...............           $2,500
ABN AMRO Money Market Fund..........................           $2,500


                                                          MINIMUM INITIAL
                    CLASS C SHARES                           INVESTMENT
----------------------------------------------------      ---------------
ABN/AMRO Chicago Capital Growth Fund................           $2,500


                                                          MINIMUM INITIAL
                    CLASS Y SHARES                           INVESTMENT
----------------------------------------------------      ---------------
ABN AMRO Institutional Prime Money Market Fund......          $5 million
ABN AMRO Institutional Government Money Market Fund.          $5 million
ABN AMRO Institutional Treasury Money Market Fund...          $5 million


                                                          MINIMUM INITIAL
                    CLASS YS SHARES                          INVESTMENT
----------------------------------------------------      ---------------
ABN AMRO Institutional Prime Money Market Fund......          $5 million
ABN AMRO Institutional Government Money Market Fund*          $5 million
ABN AMRO Institutional Treasury Money Market Fund*..          $5 million

-------------
*       Currently, not an active class for this Fund

        For Class N, Class S and Class C shares, there is a $50 minimum subsequent investment. There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

VOTING RIGHTS

        Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class C and Class S shares have exclusive voting rights with respect to the distribution plans. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

        The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

        Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

        Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

        Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

        The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

        Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

        The securities held in the portfolio of the Money Market Funds, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

        A Fund's use of amortized cost and the maintenance of such Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

        Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Sub-Advisers in accordance with guidelines adopted by the Board of Trustees.

                                    DIVIDENDS

        Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

        Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                                      TAXES

        Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

        In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

        To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

        An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

        When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

        In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

        The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

        The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

        Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

        The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

        In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.

        In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

        A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

        Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

        Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION


        Income received by ABN AMRO International Equity Fund and ABN AMRO Global Emerging Markets Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


        Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

        Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

        The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

TAX-EXEMPT FUNDS


         ABN AMRO Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.


        Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

        Shareholders of a Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

        Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."



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
                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return =   (ERV) (1/n) - 1
                                 ---
                                  P

Where:    ERV     =   ending redeemable value at the end of the period covered
                      by the computation of a hypothetical $1,000 payment made
                      at the beginning of the period
          P       =   hypothetical initial payment of $1,000
          n       =   period covered by the computation, expressed in terms of
                      years
          T       =   average annual total return

         The Funds that compute their average annual total return - after taxes on distributions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions but not after taxes on redemption according to the following formula:

Average Annual Total Return - After Taxes on Distributions =
P(1 + T)(n) = ATV[D]

Where:    P       =   a hypothetical initial payment of $1,000
          T       =   average annual total return (after taxes on distributions)
          n       =   period covered by the computation, expressed in terms of
                      years
          ATV[D]  =   ending value of a hypothetical $1,000 payment made at the
                      beginning of the 1-, 5-, 10-year periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

         The Funds that compute their average annual total return - after taxes on distributions and redemptions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions and sale of Fund shares during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions and redemptions according to the following formula:

Average Annual Total Return - After Taxes on Distributions and Sale of Fund Shares = P(1 + T)(n) = ATV[DR]

Where:    P       =   a hypothetical initial payment of $1,000
          T       =   average annual total return (after taxes on distributions
                      and sale of Fund shares)
          n       =   period covered by the computation, expressed in terms of
                      years
          ATV[D]  =   ending value of a hypothetical $1,000 payment made at the
                      beginning of the 1-, 5-, 10-year periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions and sale of Fund shares

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =        (ERV)  - 1
                                 ---
                                  P

Where:    ERV     =   ending redeemable value at the end of the period covered
                      by the computation of a hypothetical $1,000 payment made
                      at the beginning of the period
          P       =   hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:

                        AVERAGE ANNUAL TOTAL RETURNS (%)
                        --------------------------------

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                               INCEPTION       ENDED         ENDED        THROUGH
                FUND BY CLASS+                    DATE        4/30/02       4/30/02       4/30/02
                --------------                    ----        -------       -------       -------
ABN AMRO/CHICAGO CAPITAL GROWTH
  FUND - CLASS N                                12/13/93
Return Before Taxes:                                          (10.86)%       11.18%        14.47%
Return After Taxes on Distributions:                          (10.90)%        9.80%        13.36%
Return After Taxes on Distributions and                        (6.63)%        9.28%        12.30%
   Sale of Fund Shares:

                                                                               SINCE
                                                              ONE YEAR       INCEPTION
                                               INCEPTION       ENDED          THROUGH
                                                  DATE        4/30/02         4/30/02
                                                  ----        -------         -------
ABN AMRO/CHICAGO CAPITAL GROWTH
  FUND - CLASS I                                 7/31/00
Return Before Taxes:                                          (10.60)%        (9.22)%
Return After Taxes on Distributions:                          (10.64)%       (10.36)%
Return After Taxes on Distributions and                        (6.47)%        (7.16)%
   Sale of Fund Shares:

                                                                                            SINCE
                                                              ONE YEAR      FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED          ENDED        THROUGH
                                                  DATE        4/30/02        4/30/02       4/30/02
                                                  ----        -------        -------       -------
ABN AMRO GROWTH FUND - CLASS N                   1/4/93
Return Before Taxes:                                          (26.61)%         1.39%         6.99%
Return After Taxes on Distributions:                          (26.61)%       (0.24)%         5.13%
Return After Taxes on Distributions and                       (16.34)%         1.34%         5.45%
   Sale of Fund Shares:

                                                                                            SINCE
                                                               ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION       ENDED         ENDED        THROUGH
                                                  DATE         4/30/02       4/30/02       4/30/02
                                                  ----         -------       -------       -------
ABN AMRO/MONTAG & CALDWELL GROWTH
  FUND - CLASS N                                 11/2/94
Return Before Taxes:                                           (7.52)%        8.68%        15.37%
Return After Taxes on Distributions:                           (7.52)%        7.72%        14.63%
Return After Taxes on Distributions and                        (4.62)%        7.28%        13.28%
   Sale of Fund Shares:

                                                                                FIVE          SINCE
                                                                 ONE YEAR       YEARS       INCEPTION
                                                INCEPTION         ENDED         ENDED        THROUGH
                                                  DATE           4/30/02       4/30/02       4/30/02
                                                  ----           -------       -------       -------
MONTAG & CALDWELL GROWTH FUND - CLASS I          6/28/96
Return Before Taxes:                                             (7.25)%        9.01%        11.63%
Return After Taxes on Distributions:                             (7.48)%        7.99%        10.69%
Return After Taxes on Distributions and                          (4.46)%        7.52%         9.79%
   Sale of Fund Shares:

                                                                              SINCE
                                                              ONE YEAR      INCEPTION
                                                INCEPTION      ENDED         THROUGH
                                                  DATE        4/30/02        4/30/02
                                                  ----        -------        -------
ABN AMRO/TAMRO LARGE CAP VALUE
  FUND - CLASS N                                 11/30/00
Return Before Taxes:                                          (3.20)%          1.63%
Return After Taxes on Distributions:                          (3.28)%          1.57%
Return After Taxes on Distributions and                       (1.97)%          1.28%
   Sale of Fund Shares:

                                                                              FIVE          SINCE
                                                               ONE YEAR       YEARS       INCEPTION
                                                INCEPTION       ENDED         ENDED        THROUGH
                                                  DATE         4/30/02       4/30/02       4/30/02
                                                  ----         -------       -------       -------
ABN AMRO VALUE FUND - CLASS N                    1/4/93
Return Before Taxes:                                           (11.50)%       4.62%         9.25%
Return After Taxes on Distributions:                           (12.01)%       1.93%         6.70%
Return After Taxes on Distributions and                         (6.71)%       3.40%         6.98%
   Sale of Fund Shares:

                                                                             FIVE         SINCE
                                                              ONE YEAR       YEARS      INCEPTION
                                               INCEPTION       ENDED         ENDED       THROUGH
                                                  DATE        4/30/02       4/30/02      4/30/02
                                                  ----        -------       -------      -------
ABN AMRO/TALON MID CAP FUND - CLASS N           9/19/94
Return Before Taxes:                                            8.31%        13.22%       16.27%
Return After Taxes on Distributions:                            8.01%        11.04%       14.00%
Return After Taxes on Distributions and                         5.37%        10.21%       12.90%
   Sale of Fund Shares:

                                                                             FIVE          SINCE
                                                             ONE YEAR        YEARS       INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO SMALL CAP FUND - CLASS N                1/4/93
Return Before Taxes:                                           10.32%       10.20%         8.52%
Return After Taxes on Distributions:                           10.32%        8.66%         7.13%
Return After Taxes on Distributions and                         6.34%        7.85%         6.56%
   Sale of Fund Shares:

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO/TAMRO SMALL CAP FUND - CLASS N         11/30/00
Return Before Taxes:                                           21.53%        26.41%
Return After Taxes on Distributions:                           21.04%        26.04%
Return After Taxes on Distributions and                        13.18%        21.11%
   Sale of Fund Shares:



                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO SELECT SMALL CAP FUND - CLASS N++       6/22/98
Return Before Taxes:                                          15.81%          7.98%
Return After Taxes on Distributions:                          14.73%          6.33%
Return After Taxes on Distributions and                       10.32%          5.90%
   Sale of Fund Shares:


                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO/VEREDUS AGGRESSIVE GROWTH
  FUND - CLASS N                                 6/30/98
Return Before Taxes:                                          (17.60)%       22.25%
Return After Taxes on Distributions:                          (17.60)%       19.07%
Return After Taxes on Distributions and                       (10.80)%       17.10%
   Sale of Fund Shares:

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO REAL ESTATE FUND - CLASS N             12/30/97
Return Before Taxes:                                           17.52%         5.32%
Return After Taxes on Distributions:                           15.58%         3.51%
Return After Taxes on Distributions and                        11.09%         3.33%
   Sale of Fund Shares:

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       11/30/02      4/30/02
                                                  ----        -------       --------      -------
ABN AMRO EQUITY PLUS FUND -
   CLASS I++                                    09/25/95
Return Before Taxes:                                          (16.59)%       6.63%         11.05%
Return After Taxes on Distributions:                          (17.11)%       5.46%          9.92%
Return After Taxes on Distributions and                        (9.91)%       5.20%          8.97%
   Sale of Fund Shares:


                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO/VEREDUS SCITECH FUND - CLASS N          6/30/00
Return Before Taxes:                                          (12.82)%      (18.55)%
Return After Taxes on Distributions:                          (12.82)%      (18.72)%
Return After Taxes on Distributions and                        (7.87)%      (14.64)%
   Sale of Fund Shares:

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO/CHICAGO CAPITAL BALANCED
  FUND - CLASS N                                 9/21/95
Return Before Taxes:                                            (4.73)%       9.70%        11.23%
Return After Taxes on Distributions:                            (6.14)%       7.64%         9.28%
Return After Taxes on Distributions and                         (2.38)%       7.42%         8.72%
   Sale of Fund Shares:

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO/MONTAG & CALDWELL BALANCED
  FUND - CLASS N                                 11/2/94
Return Before Taxes:                                           (2.29)%        8.28%        12.35%
Return After Taxes on Distributions:                           (3.04)%        6.88%        10.71%
Return After Taxes on Distributions and                        (1.41)%        6.41%         9.80%
   Sale of Fund Shares:

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
MONTAG & CALDWELL BALANCED FUND - CLASS I       12/31/98
Return Before Taxes:                                          (2.09)%        0.93%
Return After Taxes on Distributions:                          (2.95)%       (0.32)%
Return After Taxes on Distributions and                       (1.29)%        0.40%
   Sale of Fund Shares:


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO INTERNATIONAL EQUITY
  FUND - CLASS N                                  1/4/93
Return Before Taxes:                                          (19.30)%        0.19%         5.71%
Return After Taxes on Distributions:                          (20.36)%      (1.07)%         4.87%
Return After Taxes on Distributions and                       (10.67)%        0.39%         4.83%
   Sale of Fund Shares:


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO/CHICAGO CAPITAL BOND
  FUND - CLASS N                                 12/13/93
Return Before Taxes:                                            6.47%         6.97%         6.36%
Return After Taxes on Distributions:                            4.07%         4.37%         3.81%
Return After Taxes on Distributions and                         3.92%         4.29%         3.80%
   Sale of Fund Shares:

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO/CHICAGO CAPITAL BOND
  FUND - CLASS I                                 7/31/00
Return Before Taxes:                                            6.74%         8.87%
Return After Taxes on Distributions:                            4.23%         6.15%
Return After Taxes on Distributions and                         4.08%         5.75%
   Sale of Fund Shares:

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO INVESTMENT GRADE BOND FUND -
   CLASS I++                                    10/23/95
Return Before Taxes:                                           6.38%          6.30%         5.89%
Return After Taxes on Distributions:                           4.18%          3.91%         3.50%
Return After Taxes on Distributions and                        3.87%          3.85%         3.51%
   Sale of Fund Shares:


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND
   FUND - CLASS N                               12/13/93
Return Before Taxes:                                            6.66%         5.32%         4.55%
Return After Taxes on Distributions:                            6.66%         5.32%         4.55%
Return After Taxes on Distributions and                         5.81%         5.18%         4.47%
   Sale of Fund Shares:

                                                                                            SINCE
                                                               ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION       ENDED         ENDED        THROUGH
                                                  DATE         4/30/02       4/30/02       4/30/02
                                                  ----         -------       -------       -------
ABN AMRO/CHICAGO CAPITAL MONEY MARKET
  FUND - CLASS N                                 12/14/93        2.35%        4.72%         4.78%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO GOVERNMENT MONEY MARKET FUND -
   CLASS I                                       1/4/93         2.70%         4.85%         4.67%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO GOVERNMENT MONEY MARKET FUND -
   CLASS S                                       4/22/93        2.36%         4.53%         4.43%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO MONEY MARKET FUND - CLASS I             1/4/93         2.66%         4.93%         4.73%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO MONEY MARKET FUND - CLASS S             3/31/93        2.29%         4.57%         4.46%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND -
   CLASS I                                       1/4/93         1.68%         3.02%         2.93%

                                                                                           SINCE
                                                              ONE YEAR    FIVE YEARS     INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND -
   CLASS S                                       3/24/93        1.43%        2.77%         2.69%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO TREASURY MONEY MARKET FUND -
   CLASS I                                       1/4/93         2.42%         4.57%         4.36%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02       4/30/02
                                                  ----        -------       -------       -------
ABN AMRO TREASURY MONEY MARKET FUND -
   CLASS S                                       3/25/93        2.17%         4.31%         4.15%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
   FUND - CLASS Y                               12/28/99        2.85%         4.73%

                                                                             SINCE
                                                             ONE YEAR      INCEPTION
                                               INCEPTION      ENDED         THROUGH
                                                  DATE        4/30/02       4/30/02
                                                  ----        -------       -------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
   FUND - CLASS YS                              06/29/00        2.59%         4.15%

----------
+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to "ABN AMRO Funds." Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund and ABN AMRO Real Estate Fund received Class N shares. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively. Performance figures above prior to September 27, 2001 reflect the performance of each predecessor fund.


++ Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Performance figures above for the ABN AMRO Investment Grade Bond Fund reflect the performance of the Trust Class shares of Independence One Fixed Income Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of the ABN AMRO Select Small Cap Fund. Performance figures above for the ABN AMRO Select Small Cap Fund reflect the performance of the Class A shares of Independence One Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of the ABN AMRO Equity Plus Fund. Performance figures above for the ABN AMRO Equity Plus Fund reflect the performance of the Class B shares of Independence One Equity Plus Fund.


YIELD AND TAX-EQUIVALENT YIELD

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed

YIELDS OF MONEY MARKET FUNDS

         The yield of ABN/Chicago Capital Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO

Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of the money market Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

YIELDS OF BOND FUNDS

         The yield of ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO Investment Grade Bond Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

          YIELD =        2[(a - b + 1) to the power of 6 - 1]
                            -----
                             Cd

Where:    a   =   dividends and interest earned during the period
          b   =   expenses accrued for the period (net of reimbursements)
          c   =   the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
          d   =   maximum offering price per share on the last day of the period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the seven-day period ended April 30, 2002, ABN AMRO Money Market Funds' current, effective and tax-equivalent yields were as follows:



                                                                                                     7-DAY TAX
                                                                                    7-DAY TAX        EQUIVALENT
                                                                                   EQUIVALENT        EFFECTIVE
                                                                       7-DAY        YIELD AT A       YIELD AT A
                                                            7-DAY     EFFECTIVE    TAX RATE OF      TAX RATE OF
                     FUND                        CLASS+     YIELD      YIELD           36%              36%
                     ----                        ------     -----      -----           ---              ---
ABN AMRO/Chicago Capital Money Market Fund          N       1.31%      1.32%           N/A              N/A
ABN AMRO Money Market Fund                          I       1.50%      1.51%           N/A              N/A
                                                    S       1.14%      1.14%           N/A              N/A

ABN AMRO Government Money Market Fund               I       1.66%      1.67%           N/A              N/A
                                                    S       1.33%      1.34%           N/A              N/A

ABN AMRO Treasury Money Market Fund                 I       1.47%      1.48%           N/A              N/A
                                                    S       1.22%      1.22%           N/A              N/A

ABN AMRO Tax-Exempt Money Market Fund               I       1.29%      1.30%          2.01%            2.03%
                                                    S       1.04%      1.05%          1.63%            1.64%
ABN AMRO Institutional Prime Money Market
   Fund                                             Y       1.73%      1.74%           N/A              N/A
                                                   YS       1.48%      1.49%           N/A              N/A
ABN AMRO Institutional Treasury Money
   Market Fund                                      Y         *          *             N/A              N/A
                                                   YS         *          *             N/A              N/A
ABN AMRO Institutional Government  Money
   Market Fund                                      Y         *          *             N/A              N/A
                                                   YS         *          *             N/A              N/A


----------
N/A --  Not Applicable

+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to the "ABN AMRO Funds." Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively.

*       Not in operation during the period.

TAX-EQUIVALENT YIELD OF ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND

         The "tax-equivalent yield" of ABN AMRO/Chicago Capital Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from ABN AMRO/Chicago Capital Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment -- tax free or taxable -- will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield / (1.00-0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent
Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended April 30, 2002, ABN AMRO/Chicago Capital Municipal Bond Fund had a tax-equivalent yield of 5.86% based on the tax-free yield of 3.75% shown above, and assuming a shareholder is at the 36% Federal income tax rate.

         Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


         ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Global Emerging Markets Fund and ABN AMRO Real Estate Fund may also advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period.


         For the thirty-day period ended April 30, 2002, the yield for ABN AMRO Real Estate Fund -- Class N was 4.23%.

                              FINANCIAL STATEMENTS


         The Funds' audited financial statements for the fiscal year ended October 31, 2001 (except for ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, which each have a fiscal year ended April 30, 2002 and ABN AMRO Veredus Select Growth Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Institutional Treasury Money Market Fund, each of which had not commenced operations during the period), including the report of Ernst & Young LLP, independent auditors are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission ("SEC") on January 3, 2002. The Funds' unaudited financial statements for the six-month period ended April 30, 2002 (except for ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, which each have a fiscal year ended April 30, 2002 and ABN AMRO Veredus Select Growth Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Institutional Treasury Money Market Fund, each of which had not commenced operations during the period) are incorporated herein by reference to the Funds' Semi-Annual Reports as filed with the SEC on June 26 and June 27, 2002. The Funds' Annual and Semi-Annual Reports are available upon request and without charge.



         The audited financial statements of ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund are attached hereto as Appendix B.


                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's

Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" -- Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" -- Issuers do not fall within any of the Prime rating categories.

         Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" -- Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" -- Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" -- An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         -- PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" -- Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" -- Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" -- Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" -- Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" -- Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" -- Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" -- Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" -- Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" -- Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" -- Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" -- Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" -- Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" -- Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" -- Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" -- The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" -- The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" -- The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/ "VMIG-1" -- This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/ "VMIG-2" -- This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/ "VMIG-3" -- This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" -- This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                              FINANCIAL STATEMENTS

                                      for

                         ABN AMRO Select Small Cap Fund
                           ABN AMRO Equity Plus Fund
                      ABN AMRO Investment Grade Bond Fund


++ Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust shareholders of the Independence One Fixed Income Fund and Class A and Class B shareholders of the Independence One U.S. Government Securities Fund received Class I shares of the ABN AMRO Investment Grade Bond Fund. Class A shareholders of the Independence One Small Cap Fund received Class N shares of the ABN AMRO Select Small Cap Fund. Trust, Class A and Class B shareholders of the Independence One Equity Plus Fund received Class I shares of the ABN AMRO Equity Plus Fund.



                               Fiscal Year Ended
                                 April 30, 2002

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund as of April 30, 2002, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


                                                     [KPMG LLP SIGNATURE]

Boston Massachusetts
May 31, 2002

INDEPENDENCE ONE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--97.6%
                     BASIC INDUSTRY--2.2%
            8,100    Aptargroup, Inc.                                                             $        300,915
            8,000    Corn Products International, Inc.                                                     264,800
            8,700    Delta & Pine Land Co.                                                                 169,302
            7,300    MacDermid, Inc.                                                                       160,600
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                             895,617
                         -----------------------------------------------------------------------------------------
                     COMMERCIAL SERVICES--2.7%
            6,300(1) Administaff, Inc.                                                                     144,585
            9,000(1) Dendrite International, Inc.                                                          119,250
            7,600    FactSet Research Systems, Inc.                                                        264,708
            4,700    G & K Services, Inc., Class A                                                         193,875
           11,100(1) PRG-Schultz International, Inc.                                                       152,292
           13,200(1) Spherion Corp.                                                                        167,904
            3,500(1) Volt Information Science, Inc.                                                         79,450
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,122,064
                         -----------------------------------------------------------------------------------------
                     CONSUMER DURABLES--7.4%
            2,700    Bassett Furniture Industries, Inc.                                                     55,350
            4,900    Briggs & Stratton Corp.                                                               206,535
           10,900(1) Champion Enterprises, Inc.                                                             90,470
            8,800    Ethan Allen Interiors, Inc.                                                           362,648
           13,800    La-Z Boy Inc.                                                                         414,552
            5,200    Polaris Industries, Inc., Class A                                                     391,560
            3,000    Ryland Group, Inc.                                                                    330,000
            6,700    Standard Pacific Corp.                                                                224,919
            8,450(1) THQ, Inc.                                                                             296,257
            8,300(1) Take-Two Interactive Software, Inc.                                                   208,330
           16,000(1) Toll Brothers, Inc.                                                                   476,000
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           3,056,621
                         -----------------------------------------------------------------------------------------
                     CONSUMER NON-DURABLES--4.0%
            7,900(1) Buckeye Technologies, Inc.                                                             86,821
            3,200    ChemFirst, Inc.                                                                        89,440
            9,800(1) Constellation Brands, Inc., Class A                                                   591,920
            7,600(1) Hain Celestial Group, Inc.                                                            139,308
            6,600    Lance, Inc.                                                                           105,270
           14,800(1) NBTY, Inc.                                                                            254,264
            7,500(1) Nautica Enterprise, Inc.                                                              107,925
            6,300    Phillips-Van Heusen Corp.                                                              96,012
            9,400    Wolverine World Wide, Inc.                                                            169,388
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,640,348
                         -----------------------------------------------------------------------------------------
                     CONSUMER SERVICES--3.1%
            6,500(1) Argosy Gaming Corp.                                                                   234,000
            6,600(1) Bally Total Fitness Holding Corp.                                                     144,210
            4,800(1) Corinthian Colleges, Inc.                                                             282,672
            6,600    Marcus Corp.                                                                          114,180
           10,200(1) Prime Hospitality Corp.                                                               131,478
            3,000(1) Shuffle Master, Inc.                                                                   68,700
            7,700    United Stationers, Inc.                                                               300,377
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,275,617
                         -----------------------------------------------------------------------------------------
                     DISTRIBUTION SERVICES--1.4%
            4,500(1) Black Box Corp.                                                                       210,555
            9,900(1) Performance Food Group Co.                                                            356,994
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                             567,549
                         -----------------------------------------------------------------------------------------

  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------

                     ELECTRONIC TECHNOLOGY--6.4%
            6,100    AAR Corp.                                                                              77,714
            6,900(1) ATMI, Inc.                                                                            210,450
            7,200(1) Advanced Energy Industries, Inc.                                                      250,560
           13,600(1) Aeroflex, Inc.                                                                        190,128
           10,000    Alpha Industries, Inc.                                                                122,500
            4,100(1) Brooks Automation, Inc.                                                               146,165
            7,300(1) C-COR.net Corp.                                                                        79,862
            2,900(1) Catapult Communications Corp.                                                          72,674
            3,600(1) DRS Technologies, Inc.                                                                166,500
            9,800    GenCorp, Inc.                                                                         153,860
            5,100    Helix Technology Corp.                                                                138,006
            3,600    Keithley Instruments, Inc.                                                             69,120
            4,400    Park Electrochemical Corp.                                                            133,100
            3,900(1) RadiSys Corp.                                                                          57,213
            3,300(1) SBS Technologies, Inc.                                                                 42,042
            2,800(1) Supertex, Inc.                                                                         53,620
            3,600(1) Triumph Group, Inc.                                                                   165,780
            7,400(1) Varian Semiconductor Equipment Associates, Inc.                                       345,728
            5,600(1) Veeco Instruments, Inc.                                                               165,928
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           2,640,950
                         -----------------------------------------------------------------------------------------
                     ENERGY MINERALS--5.4%
            3,200(1) Key Production Co.                                                                     68,480
           10,000(1) Newfield Exploration Co.                                                              378,500
            3,900(1) Nuevo Energy Co.                                                                       61,230
           12,200    Pogo Producing Co.                                                                    417,728
            2,900(1) Prima Energy Corp.                                                                     72,213
            6,300    St. Mary Land & Exploration Co.                                                       152,397
            5,900(1) Stone Energy Corp.                                                                    250,160
            8,900(1) Tom Brown, Inc.                                                                       258,100
           28,000    XTO Energy, Inc.                                                                      571,200
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           2,230,008
                         -----------------------------------------------------------------------------------------
                     FINANCE--12.4%
            4,700    American Financial Holdings, Inc.                                                     138,603
            7,300    Chittenden Corp.                                                                      241,265
           10,500    Commercial Federal Corp.                                                              308,700
            9,100    Community First Bankshares, Inc.                                                      250,068
           11,700    Cullen Frost Bankers, Inc.                                                            441,558
            6,400    Downey Financial Corp.                                                                339,968
           15,600    First American Corp.                                                                  344,760
            6,000    First BanCorp.                                                                        201,000
           11,100    First Midwest Bancorp, Inc.                                                           337,773
           14,700    Hooper Holmes, Inc.                                                                   152,733
           10,500    Hudson United Bancorp                                                                 333,270
            6,200    Kilroy Realty Corp.                                                                   174,530
            5,800    Provident Bankshares Corp.                                                            151,148
            2,200    RLI Corp.                                                                             126,720
           10,900    Raymond James Financial, Inc.                                                         364,496
            6,500    Riggs National Corp.                                                                  108,095
            3,900    SWS Group, Inc.                                                                        78,390
            4,600    Seacoast Financial Services Corp.                                                      98,440
            5,800    Selective Insurance Group, Inc.                                                       174,000
            8,900    Susquehanna Bancshares, Inc.                                                          219,830
            4,400    UCBH Holdings, Inc.                                                                   173,580
           10,200    United Bankshares, Inc.                                                               326,400
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           5,085,327
                         -----------------------------------------------------------------------------------------

  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------

                     HEALTH CARE--6.9%
            9,700    Alpharma, Inc., Class A                                                               165,870
           11,500(1) Cephalon, Inc.                                                                        674,360
            7,900(1) Cerner Corp.                                                                          419,569
            7,600(1) IDEXX Laboratories, Inc.                                                              216,448
            7,000    Invacare Corp.                                                                        264,740
            5,300    Mentor Corp.                                                                          212,265
            5,100(1) Noven Pharmaceuticals, Inc.                                                           102,459
           11,300(1) Orthodontic Centers of America, Inc.                                                  301,145
            5,600(1) Parexel International Corp.                                                            87,192
           11,200(1) Renal Care Group, Inc.                                                                397,600
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           2,841,648
                         -----------------------------------------------------------------------------------------
                     HEALTH SERVICES--1.2%
           11,000(1) Mid Atlantic Medical Services, Inc.                                                   400,730
            4,000(1) Sunrise Assisted Living, Inc.                                                         108,040
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                             508,770
                         -----------------------------------------------------------------------------------------
                     HEALTH TECHNOLOGY--4.5%
            5,700(1) CONMED Corp.                                                                          153,900
            6,415(1) Enzo Biochem, Inc.                                                                    116,112
            6,900(1) Medicis Pharmaceutical Corp., Class A                                                 369,495
            7,200(1) ResMed, Inc.                                                                          267,192
            9,400(1) Techne Corp.                                                                          250,886
           15,600    Varian Medical Systems, Inc.                                                          676,260
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,833,845
                         -----------------------------------------------------------------------------------------
                     INDUSTRIAL SERVICES--1.8%
            3,100(1) Atwood Oceanics, Inc.                                                                 142,445
            5,000    Offshore Logistics, Inc.                                                              101,000
            4,600(1) SEACOR SMIT, Inc.                                                                     221,260
            3,200(1) TETRA Technologies, Inc.                                                               91,648
           11,800(1) Tetra Tech, Inc.                                                                      168,268
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                             724,621
                         -----------------------------------------------------------------------------------------
                     NON-ENERGY MINERALS--0.4%
            8,800(1) Stillwater Mining Co.                                                                 154,440
                     ---------------------------------------------------------------------------------------------
                     PAPER & RELATED PRODUCTS--0.1%
            3,500    Pope & Talbot, Inc.                                                                    50,050
                     ---------------------------------------------------------------------------------------------
                     PROCESS INDUSTRIES--3.8%
            6,900(1) Armor Holdings, Inc.                                                                  174,915
            5,200    Brady (W.H.) Corp., Class A                                                           189,800
            3,700(1) Intermagnetics General Corp.                                                           92,981
            4,000(1) Ionics, Inc.                                                                          120,000
            5,100    Kaman Corp., Class A                                                                   91,545
            3,200(1) Mobile Mini, Inc.                                                                     105,504
            5,500    OM Group, Inc.                                                                        367,125
            6,500(1) Scotts Co., Class A                                                                   310,115
            7,200    Wellman, Inc.                                                                         119,520
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,571,505
                         -----------------------------------------------------------------------------------------
                     PRODUCER MANUFACTURING--8.2%
            8,400(1) Anixter International, Inc.                                                           243,180
            7,700    Baldor Electric Co.                                                                   182,490
            5,600    Belden, Inc.                                                                          134,064
            5,900    C&D Technologies, Inc.                                                                135,700
           10,000(1) Cable Design Technologies, Class A                                                    125,700
            7,100    Graco, Inc.                                                                           317,796
            7,000    IDEX Corp.                                                                            251,720
            7,600(1) Mueller Industries, Inc.                                                              259,084
            3,800    OshKosh Truck Corp.                                                                   216,296

  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------

            2,700    Robbins & Myers, Inc.                                                                  78,975
            7,000    Roper Industries, Inc.                                                                321,930
            5,600    Ryerson Tull, Inc.                                                                     65,800
            3,000(1) SPS Technologies, Inc.                                                                117,360
            5,400    Smith (A.O.) Corp.                                                                    167,940
            8,700    Tredegar Industries, Inc.                                                             199,665
            4,600    Triarc Companies, Inc., Class A                                                       128,800
            7,200(1) Zebra Technologies Corp., Class A                                                     408,024
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           3,354,524
                         -----------------------------------------------------------------------------------------
                     RETAIL TRADE--9.0%
            5,000(1) Children's Place Retail Stores, Inc.                                                  173,100
            5,600(1) Christopher & Banks Corp.                                                             208,152
            4,900(1) Cost Plus, Inc.                                                                       144,305
            4,100(1) Dress Barn, Inc.                                                                      123,000
            4,500(1) Footstar, Inc.                                                                        132,705
            3,800    Freds, Inc.                                                                           147,914
            5,000(1) Genesco, Inc.                                                                         139,250
            4,000    Hancock Fabrics, Inc.                                                                  72,760
            9,200(1) Linens 'N Things, Inc.                                                                319,240
            9,300(1) Mens Wearhouse, Inc.                                                                  228,966
            7,400(1) Pacific Sunwear of California, Inc.                                                   184,852
           10,900    Pier 1 Imports, Inc.                                                                  261,055
            9,500    Regis Corp. Minnesota                                                                 285,570
            6,500    Shopko Stores, Inc.                                                                   135,395
            7,000(1) Too, Inc.                                                                             211,050
            2,500(1) Ultimate Electronics, Inc.                                                             72,250
           12,200(1) Whole Foods Market, Inc.                                                              570,472
            7,900(1) Zale Corp.                                                                            313,788
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           3,723,824
                         -----------------------------------------------------------------------------------------
                     SERVICES--4.8%
            8,400    Applebee's International, Inc.                                                        327,936
            6,300(1) CEC Entertainment, Inc.                                                               291,060
            8,100    Central Parking Corp.                                                                 213,192
            8,900(1) Jack in the Box, Inc.                                                                 284,177
            4,900    Landry's Restaurants, Inc.                                                            135,730
            3,200(1) Panera Bread Co.                                                                      214,624
            4,800(1) Prepaid Legal Services, Inc.                                                          140,448
            9,100(1) Sonic Corp.                                                                           266,721
            6,500    The Steak n Shake Co.                                                                  90,870
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,964,758
                         -----------------------------------------------------------------------------------------
                     TECHNOLOGY--4.1%
            5,400(1) Actel Corp.                                                                           131,220
            9,500(1) American Management System, Inc.                                                      217,360
            6,600    CTS Corp.                                                                             113,190
            9,900(1) Cognex Corp.                                                                          244,035
            8,000(1) Filenet Corp.                                                                         138,000
            5,000(1) Gerber Scientific, Inc.                                                                22,500
            8,000(1) HNC Software, Inc.                                                                    152,960
            5,700(1) Hutchinson Technology, Inc.                                                           102,087
            7,600(1) Intervoice-Brite, Inc.                                                                 33,440
            5,700(1) Lone Star Technologies, Inc.                                                          151,905
            4,000(1) MICROS Systems, Inc.                                                                  112,000
            8,100    Methode Electronics, Inc., Class A                                                     92,907
            4,900(1) Three-Five Systems, Inc.                                                               68,600
            5,700(1) Trimble Navigation Ltd.                                                                94,563
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,674,767
                         -----------------------------------------------------------------------------------------

  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------

                     TECHNOLOGY SERVICES--2.8%
            7,200(1) Aspen Technology, Inc.                                                                 97,560
            7,400(1) Hyperion Solutions Corp.                                                              173,160
            5,400(1) Manhattan Associates, Inc.                                                            170,532
            3,400(1) Mapinfo Corp.                                                                          37,502
            7,700    NDCHealth Corp.                                                                       247,709
            7,700(1) Netegrity, Inc.                                                                        58,905
            8,100(1) Progress Software Corp.                                                               136,485
            7,500(1) Systems & Computer Technology Corp.                                                   116,625
            8,000(1) Verity, Inc.                                                                          106,720
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,145,198
                         -----------------------------------------------------------------------------------------
                     TRANSPORTATION--2.5%
            6,500(1) Frontier Airlines, Inc.                                                               100,425
           11,411(1) Heartland Express, Inc.                                                               223,541
           13,400    Kansas City Southern Industries, Inc.                                                 214,400
           12,900    SkyWest, Inc.                                                                         296,055
            6,000    USFreightways Corp.                                                                   200,700
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,035,121
                         -----------------------------------------------------------------------------------------
                     UTILITIES--2.5%
            9,300    Atmos Energy Corp.                                                                    222,549
           15,500    Philadelphia Suburban Corp.                                                           373,550
            7,300    Piedmont Natural Gas, Inc.                                                            271,925
            7,400    Southwest Gas Corp.                                                                   183,150
                     ---------------------------------------------------------------------------------------------
                         TOTAL                                                                           1,051,174
                         -----------------------------------------------------------------------------------------
                         TOTAL COMMON STOCKS (IDENTIFIED COST $33,175,842)                              40,148,346
                         -----------------------------------------------------------------------------------------
                     MUTUAL FUND SHARES--3.3%
        1,360,000    Independence One Prime Money Market Fund (AT NET ASSET VALUE) (2)                   1,360,000
                     ---------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS (IDENTIFIED COST $34,535,842) (3)                      $     41,508,346
                         =========================================================================================

      (1)  Non-income producing security.

      (2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.

      (3) The cost of investments for federal tax purposes amounts to $34,535,842. The net unrealized appreciation of investments on a federal tax basis amounts to $6,972,504 which is comprised of $10,733,929 appreciation and $3,761,425 depreciation at April 30, 2002.


Note: The categories of investments are shown as a percentage of net assets ($41,124,244) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002


ASSETS:
Total investments in securities, at value (identified cost
$34,535,842)                                                                                     $      41,508,346
Cash                                                                                                           143
Income receivable                                                                                            9,127
------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                         41,517,616
==================================================================================================================
LIABILITIES:
Payable for investments purchased                                              $ 344,922
Accrued expenses                                                                  48,450
------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                       393,372
==================================================================================================================
Net assets for 3,835,572 shares outstanding                                                      $      41,124,244
------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                                                  $      35,259,437
Net unrealized appreciation of investments                                                               6,972,504
Accumulated net realized loss on investments                                                            (1,107,697)
------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                              $      41,124,244
==================================================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($41,124,244 / 3,835,572 shares outstanding)                                      $10.72
==================================================================================================================
Offering Price Per Share (100/96.00 of $10.72)(1)                                                           $11.17
==================================================================================================================
Redemption Proceeds Per Share                                                                               $10.72
==================================================================================================================


(1)  See "What Do Shares Cost?" in the Prospectus.


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

INVESTMENT INCOME:
Dividends                                                                                             $  243,336
Interest                                                                                                  21,247
-----------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                                          264,583
=================================================================================================================
EXPENSES:
Investment adviser fee                                                      196,961
Administrative personnel and services fee                                    50,000
Custodian fees                                                               18,371
Transfer and dividend disbursing agent fees
and expenses                                                                 31,000
Trustees' fees                                                                3,139
Auditing fees                                                                16,933
Legal fees                                                                    9,000
Portfolio accounting fees                                                    50,579
Share registration costs                                                     15,564
Printing and postage                                                         15,606
Insurance premiums                                                              986
Miscellaneous                                                                 1,497
-----------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                           409,636
=================================================================================================================
WAIVER:
Waiver of investment adviser fee                                             (4,835)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                             404,801
-----------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                      (140,218)
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                          73,835
=================================================================================================================
Net change in unrealized appreciation of
investments                                                                                            5,914,773
=================================================================================================================
Net realized and unrealized gain on
investments                                                                                            5,988,608
=================================================================================================================
Change in net assets resulting from operations                                                        $5,848,390
=================================================================================================================



See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                        YEAR ENDED APRIL 30,
                                                                       2002               2001
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS-
Net operating loss                                                $   (140,218)    $    (85,287
Net realized gain on investments                                        73,835        5,869,241
Net change in unrealized appreciation of investments                 5,914,773       (3,962,293)
-------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    5,848,390        1,821,661
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net realized gains                               (1,640,622)      (4,830,640)
-------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS-
Proceeds from sale of shares                                         3,399,742        8,404,804
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  56,713        4,818,442
Cost of shares redeemed                                             (7,173,568)      (8,912,955)
-------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS           (3,717,113)       4,310,291
=================================================================================================
Change in net assets                                                   490,655        1,301,312
-------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                 40,633,589       39,332,277
-------------------------------------------------------------------------------------------------
End of period                                                     $ 41,124,244     $ 40,633,589
=================================================================================================


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)


                                                                                                           PERIOD ENDED
                                                            YEAR ENDED APRIL 30,                            APRIL 30,
                                                       ------------------------------------------------------------------
                                                           2002             2001             2000             1999(1)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     9.65       $    10.47       $     9.40       $    10.00

INCOME FROM INVESTMENT OPERATIONS
Net operating loss                                          (0.03)           (0.02)           (0.03)           (0.01)
Net realized and unrealized gain
(loss) on investments                                        1.52             0.47             1.65            (0.59)(2)
-------------------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                          1.49             0.45             1.62            (0.60)
=========================================================================================================================

LESS DISTRIBUTIONS
Distributions from net investment
income                                                       --               --               --               0.00(3)
Distributions from net realized gain
on investments                                              (0.42)           (1.27)           (0.55)            0.00(3)
-------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                      (0.42)           (1.27)           (0.55)            0.00(3)
=========================================================================================================================
NET ASSET VALUE, END OF PERIOD                         $    10.72       $     9.65       $    10.47       $     9.40
=========================================================================================================================
TOTAL RETURN(4)                                             15.81%            4.72%           17.86%           (5.94)%

RATIOS TO AVERAGE NET ASSETS
Expenses                                                     1.03%            0.98%            1.07%            1.27%(5)
Net operating loss                                          (0.36)%          (0.21)%          (0.28)%          (0.09)%(5)
Expense waiver/reimbursement(6)                              0.01%            0.03%            0.05%            0.42%(5)

SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $   41,124       $   40,634       $   39,332       $   29,587
Portfolio turnover                                             25%              65%              38%              36%



(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3)  Amount represents less than $0.005 per share.

(4)  Based on net asset value.

(5)  Computed on an annualized basis.

(6) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

  SHARES                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--97.8%
                    AEROSPACE & DEFENSE--2.0%
         27,200     Boeing Co.                                                                        $   1,213,120
          6,500     General Dynamics Corp.                                                                  631,085
         12,700     Raytheon Co.                                                                            537,210
          6,000     Rockwell Automation, Inc.                                                               128,820
         15,200     United Technologies Corp.                                                             1,066,584
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            3,576,819
                         ------------------------------------------------------------------------------------------
                    AUTOMOTIVE--1.1%
         58,700     Ford Motor Co.                                                                          939,200
         18,000     General Motors Corp.                                                                  1,154,700
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            2,093,900
                         ------------------------------------------------------------------------------------------
                    BASIC INDUSTRY--0.5%
         27,500     Alcoa, Inc.                                                                             935,825
                    -----------------------------------------------------------------------------------------------
                    CHEMICALS--1.3%
         29,200     Dow Chemical Co.                                                                        928,560
         33,200     Du Pont (E.I.) de Nemours & Co.                                                       1,477,400
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            2,405,960
                         ------------------------------------------------------------------------------------------
                    COMPUTER SERVICES--12.7%
        143,500(1)  AOL Time Warner, Inc.                                                                 2,729,370
        237,800(1)  Cisco Systems, Inc.                                                                   3,483,770
          5,500(1)  Computer Sciences Corp.                                                                 246,675
         62,900     Hewlett-Packard Co.                                                                   1,075,590
         55,900     International Business Machines Corp.                                                 4,682,184
        174,600(1)  Microsoft Corp.                                                                       9,124,596
        180,300(1)  Oracle Corp.                                                                          1,810,212
         10,300(1)  Unisys Corp.                                                                            139,050
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           23,291,447
                         ------------------------------------------------------------------------------------------
                    CONSUMER BASICS--1.0%
         43,300     American Express Co.                                                                  1,775,733
                    -----------------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--6.1%
         28,700     Anheuser-Busch Cos., Inc.                                                             1,521,100
         13,300     Campbell Soup Co.                                                                       367,213
         34,200     Gillette Co.                                                                          1,213,416
         70,200     Philip Morris Cos., Inc.                                                              3,820,986
         42,000     Procter & Gamble Co.                                                                  3,790,920
         25,400     Sara Lee Corp.                                                                          537,972
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           11,251,607
                         ------------------------------------------------------------------------------------------
                    ELECTRICAL EQUIPMENT--6.7%
          2,600     Black & Decker Corp.                                                                    126,568
          7,200     Entergy Corp.                                                                           334,080
        321,900     General Electric Co.                                                                 10,155,945
         26,400     Honeywell International, Inc.                                                           968,352
         22,500     Southern Co.                                                                            637,875
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           12,222,820
                         ------------------------------------------------------------------------------------------
                    ELECTRONIC TECHNOLOGY--4.8%
         71,800(1)  EMC Corp.                                                                               656,252
        217,600     Intel Corp.                                                                           6,225,536
          5,700(1)  National Semiconductor Corp.                                                            179,664
         56,200     Texas Instruments, Inc.                                                               1,738,266
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            8,799,718
                         ------------------------------------------------------------------------------------------
                    ENTERTAINMENT--2.4%
         66,100     Disney (Walt) Co.                                                                     1,532,198
          3,600(1)  Harrah's Entertainment, Inc.                                                            176,976

  SHARES                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------
         57,500(1)  Viacom, Inc., Class B                                                                 2,708,250
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            4,417,424
                         ------------------------------------------------------------------------------------------
                    FINANCE--11.5%
         37,800     Bank One Corp.                                                                        1,544,886
         51,000     Bank of America Corp.                                                                 3,696,480
        166,800     Citigroup, Inc.                                                                       7,222,440
         64,000     J.P. Morgan Chase & Co.                                                               2,246,400
          7,700     Lehman Brothers Holdings, Inc.                                                          454,300
         35,600     Morgan Stanley, Dean Witter & Co.                                                     1,698,832
         63,300     U.S. Bancorp                                                                          1,500,210
         55,000     Wells Fargo & Co.                                                                     2,813,250
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           21,176,798
                         ------------------------------------------------------------------------------------------
                    FINANCIAL SERVICES--0.9%
          7,900     Hartford Financial Services Group, Inc.                                                 547,470
         28,400     Merrill Lynch & Co., Inc.                                                             1,191,096
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            1,738,566
                         ------------------------------------------------------------------------------------------
                    FOOD & BEVERAGE--5.0%
         80,600     Coca-Cola Co.                                                                         4,474,106
         11,400     Heinz (H.J.) Co.                                                                        478,686
         41,700     McDonald's Corp.                                                                      1,184,280
         56,700     PepsiCo, Inc.                                                                         2,942,730
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            9,079,802
                         ------------------------------------------------------------------------------------------
                    FOREST PRODUCTS & PAPER--0.6%
          1,900     Boise Cascade Corp.                                                                      64,353
         15,600     International Paper Co.                                                                 646,308
          7,000     Weyerhaeuser Co.                                                                        417,270
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            1,127,931
                         ------------------------------------------------------------------------------------------
                    HEALTH TECHNOLOGY--6.1%
         33,900(1)  Amgen, Inc.                                                                           1,792,632
          6,900(1)  Medimmune, Inc.                                                                         230,460
         39,300     Medtronic, Inc.                                                                       1,756,317
        203,800     Pfizer, Inc.                                                                          7,408,130
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           11,187,539
                         ------------------------------------------------------------------------------------------
                    HOSPITAL SUPPLIES--1.0%
         19,100     Baxter International, Inc.                                                            1,086,790
         16,700     HCA  Inc.                                                                               798,093
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            1,884,883
                         ------------------------------------------------------------------------------------------
                    HOUSEHOLD PRODUCTS--0.5%
         17,900     Colgate-Palmolive Co.                                                                   948,879
                    -----------------------------------------------------------------------------------------------
                    INDUSTRIAL SERVICES--0.4%
         16,500     El Paso Corp.                                                                           660,000
                    -----------------------------------------------------------------------------------------------
                    INSURANCE--3.5%
         84,700     American International Group, Inc.                                                    5,854,464
          4,700     CIGNA Corp.                                                                             512,300
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            6,366,764
                         ------------------------------------------------------------------------------------------
                    MANUFACTURING--0.2%
          2,600     Allegheny Technologies, Inc.                                                             43,888
          9,400     Eastman Kodak Co.                                                                       302,774
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                              346,662
                         ------------------------------------------------------------------------------------------
                    OFFICE EQUIPMENT--0.1%
         23,300(1)  Xerox Corp.                                                                             206,205
                    -----------------------------------------------------------------------------------------------
                    OIL--5.8%
         10,900     Baker Hughes, Inc.                                                                      410,712
        221,800     Exxon Mobil Corp.                                                                     8,909,706
         13,900     Halliburton Co.                                                                         236,161
         18,700     Schlumberger Ltd.                                                                     1,023,825
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           10,580,404
                         ------------------------------------------------------------------------------------------

  SHARES                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------
                    PERSONAL CARE PRODUCTS--0.2%
          7,700     Avon Products, Inc.                                                                     430,045
                    -----------------------------------------------------------------------------------------------
                    PHARMACEUTICALS--7.6%
         62,700     Bristol-Myers Squibb Co.                                                              1,805,760
         99,500     Johnson & Johnson                                                                     6,354,070
         73,700     Merck & Co., Inc.                                                                     4,004,858
         41,800     Pharmacia Corp.                                                                       1,723,414
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           13,888,102
                         ------------------------------------------------------------------------------------------
                    PRODUCER MANUFACTURING--1.5%
         12,700     3M Co.                                                                                1,597,660
         64,700     Tyco International Ltd.                                                               1,193,715
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            2,791,375
                         ------------------------------------------------------------------------------------------
                    RETAIL--7.1%
         76,000     Home Depot, Inc.                                                                      3,524,120
         13,900     Limited, Inc.                                                                           266,324
          9,700     May Department Stores Co.                                                               336,396
          5,800     RadioShack Corp.                                                                        180,960
         10,500     Sears, Roebuck & Co.                                                                    553,875
          6,400(1)  Toys 'R' Us, Inc.                                                                       110,528
        144,500     Wal-Mart Stores, Inc.                                                                 8,071,770
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           13,043,973
                         ------------------------------------------------------------------------------------------
                    TELECOMMUNICATIONS--5.6%
        114,700     AT&T Corp.                                                                            1,504,864
         19,400(1)  Clear Channel Communications, Inc.                                                      910,830
        110,700(1)  Lucent Technologies, Inc.                                                               509,220
         25,900(1)  Nextel Communications, Inc., Class A                                                    142,709
        103,800(1)  Nortel Networks Corp.                                                                   352,920
        109,000     SBC Communications, Inc.                                                              3,385,540
         88,000     Verizon Communications                                                                3,529,680
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           10,335,763
                         ------------------------------------------------------------------------------------------
                    TRANSPORTATION--0.7%
         12,500     Burlington Northern Santa Fe                                                            343,625
          4,000     Delta Air Lines, Inc.                                                                   110,840
          9,700(1)  FedEx Corp.                                                                             501,199
         12,500     Norfolk Southern Corp.                                                                  267,875
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            1,223,539
                         ------------------------------------------------------------------------------------------
                    UTILITIES--0.6%
         17,300(1)  AES Corp.                                                                               138,746
         10,400     Exelon Corp.                                                                            564,720
         16,700     Williams Cos., Inc. (The)                                                               318,970
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            1,022,436
                         ------------------------------------------------------------------------------------------
                    UTILITIES-ELECTRIC--0.3%
         10,400     American Electric Power Co., Inc.                                                       476,320
                    -----------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCKS (IDENTIFIED COST $125,935,149)                             179,287,239
                         ------------------------------------------------------------------------------------------
                    MUTUAL FUND SHARES--2.4%
      4,435,000     Independence One Prime Money Market Fund (AT NET ASSET VALUE) (2)                     4,435,000
                    -----------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS (IDENTIFIED COST $130,370,149) (3)                         $ 183,722,239
                         ==========================================================================================

      (1)  Non-income producing security.
      (2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
      (3) The cost of investments for federal tax purposes amounts to $130,370,149. The net unrealized appreciation of investments on a federal tax basis amounts to $53,352,090 which is comprised of $77,144,118 appreciation and $23,792,028 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($183,415,817) at April 30, 2002.

  SHARES                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002


ASSETS:
Total investments in securities, at value (identified cost
$130,370,149)                                                                                         $    183,722,239
Cash                                                                                                            36,069
Income receivable                                                                                              130,790
Receivable for shares sold                                                                                       9,760
------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                            183,898,858
========================================================================================================================
LIABILITIES:
Payable for shares redeemed                                                      435,343
Payable to adviser                                                                31,581
Other accrued expenses                                                            16,117
------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                           483,041
========================================================================================================================
Net assets                                                                                            $    183,415,817
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                                                       $    122,583,795
Net unrealized appreciation of investments                                                                  53,352,090
Accumulated net realized gain on investments                                                                 7,457,723
Undistributed net investment income                                                                             22,209
------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                   $    183,415,817
========================================================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
TRUST SHARES:
Net Asset Value Per Share ($177,539,887/11,279,531 shares
outstanding)                                                                                                    $15.74
========================================================================================================================
Offering Price Per Share                                                                                        $15.74
========================================================================================================================
Redemption Proceeds Per Share                                                                                   $15.74
========================================================================================================================
CLASS A SHARES:
Net Asset Value Per Share ($1,020,838/64,857 shares
outstanding)                                                                                                    $15.74
========================================================================================================================
Offering Price Per Share (100/96.00 of $15.74)(1)                                                               $16.40
========================================================================================================================
Redemption Proceeds Per Share                                                                                   $15.74
========================================================================================================================
CLASS B SHARES:
========================================================================================================================
Net Asset Value Per Share ($4,855,092/310,803 shares
outstanding)                                                                                                    $15.62
========================================================================================================================
Offering Price Per Share                                                                                        $15.62
========================================================================================================================
Redemption Proceeds Per Share (95.00/100 of $15.62)(2)                                                          $14.84
========================================================================================================================


(1)  See "What Do Shares Cost?" in the Prospectus.
(2)  See "Contingent Deferred Sales Charge" in the Prospectus.


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002


INVESTMENT INCOME:
Dividends                                                                     $   3,012,237
Interest                                                                            138,563
-----------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                   3,150,800
===============================================================================================
EXPENSES:
Investment adviser fee                                    $   934,748
Administrative personnel and services fee                     255,752
Custodian fees                                                 24,339
Transfer and dividend disbursing agent fees
and expenses                                                  107,265
Trustees' fees                                                 19,932
Auditing fees                                                  16,078
Legal fees                                                      8,962
Portfolio accounting fees                                      92,262
Distribution services fee--Class A Shares                       2,931
Distribution services fee--Class B Shares                      42,814
Shareholder services fee--Class B Shares                       14,271
Share registration costs                                       37,427
Printing and postage                                           66,467
Insurance premiums                                              1,764
Miscellaneous                                                      28
-----------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                         $  1,625,040
===============================================================================================

WAIVER:

Waiver of investment adviser fee                             (281,760)
-----------------------------------------------------------------------------------------------
Net expenses                                                                      1,343,280
-----------------------------------------------------------------------------------------------
Net investment income                                                             1,807,520
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------
Net realized gain on investments                                                 12,185,456
===============================================================================================
Net change in unrealized appreciation of investments                            (54,760,242)
===============================================================================================
Net realized and unrealized loss on investments                                 (42,574,786)
===============================================================================================
Change in net assets resulting from operations                                $ (40,767,266)
===============================================================================================


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                        YEAR ENDED APRIL 30,
                                                                      2002               2001
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS-
Net investment income                                             $   1,807,520    $   1,961,108
Net realized gain on investments                                     12,185,456        6,863,028
Net change in unrealized appreciation of investments                (54,760,242)     (71,811,212)
---------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   (40,767,266)     (62,987,076)
====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net investment income
Trust Shares                                                         (1,869,370)      (1,967,415)
Class A Shares                                                           (6,713)          (2,574)
Class B Shares                                                             --               --
Distributions from net realized gains
Trust Shares                                                         (3,421,892)     (15,670,513)
Class A Shares                                                          (17,134)         (38,189)
Class B Shares                                                          (83,482)        (281,916)
---------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                                      (5,398,591)     (17,960,607)
====================================================================================================
SHARE TRANSACTIONS-
Proceeds from sale of shares                                         13,470,362       78,838,381
Net asset value of shares issued to shareholders in payment of
distributions declared                                                1,325,021       15,230,862
Cost of shares redeemed                                             (62,886,432)     (61,104,206)
---------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS           (48,091,049)      32,965,037
====================================================================================================
Change in net assets                                                (94,256,906)     (47,982,646)
---------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                 277,672,723      325,655,369
---------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
$22,209 and $90,772, respectively)                                $ 183,415,817    $ 277,672,723
====================================================================================================


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - TRUST SHARES
(For a share outstanding throughout each period)


                                                                      YEAR ENDED APRIL 30,
                                                 --------------------------------------------------------------------
                                                     2002         2001          2000           1999        1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $19.32       $24.87        $22.02         $18.24        $14.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.14         0.14          0.17           0.18          0.22
Net realized and unrealized gain
(loss) on investments                                (3.31)       (4.44)         3.34           4.44          4.85
-----------------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                  (3.17)       (4.30)         3.51           4.62          5.07
=======================================================================================================================
LESS DISTRIBUTIONS
Distributions from net investment
income                                               (0.15)       (0.14)        (0.17)         (0.18)        (0.22)
Distributions from net realized gain
on investments                                       (0.26)       (1.11)        (0.49)         (0.66)        (0.65)
-----------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                               (0.41)       (1.25)        (0.66)         (0.84)        (0.87)
=======================================================================================================================
NET ASSET VALUE, END OF PERIOD                      $15.74       $19.32        $24.87         $22.02        $18.24
=======================================================================================================================
TOTAL RETURN(1)                                    (16.59)%     (17.64)%        16.00%         26.10%        37.20%
RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.55%        0.51%         0.49%          0.48%         0.42%
Net investment income                                 0.80%        0.63%         0.70%          0.96%         1.28%
Expense waiver/reimbursement(2)                       0.12%        0.10%         0.10%          0.11%         0.19%

SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)           $177,540     $269,939      $322,937       $295,436      $209,753
Portfolio turnover                                       9%          27%           10%            19%           11%


(1)  Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

  PRINCIPAL
  AMOUNT                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--43.7%
                    AUTOMOBILE--3.6%
 $      1,000,000   DaimlerChrysler AG, Unsecured Note, 7.400%, 1/20/2005                             $   1,052,970
        2,000,000   Ford Motor Credit Co., Note, 6.750%, 8/15/2008                                        1,970,280
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            3,023,250
                         ------------------------------------------------------------------------------------------
                    BANKING--3.9%
        3,000,000   Bank One Corp., Unsecured Sr. Note, 7.625%, 8/1/2005                                  3,236,670
                    -----------------------------------------------------------------------------------------------
                    CHEMICALS--3.8%
        3,000,000   Du Pont (E.I.) de Nemours & Co., Note, 6.750%, 10/15/2004                             3,190,770
                    -----------------------------------------------------------------------------------------------
                    COMMERCIAL SERVICES--7.3%
        1,000,000   Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006                        1,031,190
        2,000,000   General Electric Capital Corp., Note, 6.500%, 11/1/2006                               2,106,180
        3,000,000   International Business Machines Corp., Note, 5.375%, 2/1/2009                         2,920,260
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            6,057,630
                         ------------------------------------------------------------------------------------------
                    ENTERTAINMENT--2.5%
        2,000,000   Disney (Walt)  Co., Sr. Note, Series B, 6.750%, 3/30/2006                             2,090,900
                    -----------------------------------------------------------------------------------------------
                    FINANCIAL SERVICES--12.6%
        1,000,000   BellSouth Capital Funding Corp., Note, 7.750%, 2/15/2010                              1,097,030
        1,000,000   Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003                                    1,049,040
        1,000,000   Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006                                    1,055,030
        2,000,000   Merrill Lynch & Co., Inc., Unsecured Bond, 6.000%, 2/12/2003                          2,050,540
        3,000,000   Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003              3,128,220
        2,000,000   Salomon Smith Barney Holdings, Inc., Note, 7.000%, 3/15/2004                          2,117,520
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           10,497,380
                         ------------------------------------------------------------------------------------------
                    FOOD & BEVERAGE--1.2%
        1,000,000   Sara Lee Corp., MTN, 6.300%, 11/7/2005                                                1,033,920
                    -----------------------------------------------------------------------------------------------
                    PHARMACEUTICALS--1.4%
        1,000,000   Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006                                  1,140,690
                    -----------------------------------------------------------------------------------------------
                    RETAIL TRADE--2.6%
        2,000,000   Wal-Mart Stores, Inc., Unsecured Sr. Note, 6.550%, 8/10/2004                          2,120,740
                    -----------------------------------------------------------------------------------------------
                    TELECOMMUNICATIONS--4.8%
        2,000,000   AT&T Corp., Note, 6.500%, 9/15/2002                                                   2,025,580
        1,000,000   AT&T Corp., Note, 7.500%, 6/1/2006                                                    1,033,460
        1,000,000   U.S. West Communications, Inc., Note, 6.625%, 9/15/2005                                 921,250
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            3,980,290
                         ------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $35,059,885)                             36,372,240
                         ------------------------------------------------------------------------------------------

                    GOVERNMENT AGENCIES--25.3%
                    FEDERAL FARM CREDIT BANK--8.6%
        1,000,000   5.150%, 1/7/2003                                                                      1,019,920
        2,000,000   5.970%, 3/11/2005                                                                     2,105,600
        1,000,000   6.300%, 8/8/2007                                                                      1,062,150
        3,000,000   6.875%, 5/1/2002                                                                      3,001,350
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                            7,189,020
                         ------------------------------------------------------------------------------------------
                    FEDERAL HOME LOAN BANK--16.7%
        2,000,000   5.125%, 9/15/2003                                                                     2,060,060
        2,500,000   5.300%, 1/30/2007                                                                     2,506,225
        2,000,000   5.530%, 1/15/2003                                                                     2,046,380
        1,000,000   5.575%, 9/2/2003                                                                      1,035,110

  PRINCIPAL
  AMOUNT
  OR SHARES                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------
        2,000,000   5.610%, 2/27/2007                                                                     2,003,020
        2,000,000   5.875%, 11/15/2007                                                                    2,082,340
        2,000,000   6.500%, 8/14/2009                                                                     2,137,060
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           13,870,195
                         ------------------------------------------------------------------------------------------
                         TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,625,582)                         21,059,215
                         ------------------------------------------------------------------------------------------

                    U.S. TREASURY OBLIGATIONS--28.6%
                    U.S. TREASURY BOND--1.3%
        1,000,000   6.00%, 2/15/2026                                                                      1,032,220
                    -----------------------------------------------------------------------------------------------
                    U.S. TREASURY NOTES--27.3%
        5,500,000   5.625%, 5/15/2008                                                                     5,755,255
        3,000,000   5.750%, 8/15/2010                                                                     3,142,380
        5,000,000   6.000%, 8/15/2009                                                                     5,323,450
        6,000,000   6.250%, 2/15/2007                                                                     6,455,580
        2,000,000   6.375%, 8/15/2002                                                                     2,027,600
                    -----------------------------------------------------------------------------------------------
                         TOTAL                                                                           22,704,265
                         ------------------------------------------------------------------------------------------
                         TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $22,762,148)                   23,736,485
                         ------------------------------------------------------------------------------------------

                    MUTUAL FUND SHARES--1.4%
        1,179,000   Independence One Prime Money Market Fund (AT NET ASSET VALUE) (1)                     1,179,000
                    -----------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS (IDENTIFIED COST $79,626,615) (2)                          $  82,346,940
                         ===========================================================================================

      (1) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
      (2) The cost of investments for generally accepted accounting principles is $79,626,615. Cost of investments for federal tax purposes amounts to $79,853,850. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,493,090 which is comprised of $2,881,839 appreciation and $388,749 depreciation at April 30, 2002.


Note: The categories of investments are shown as a percentage of net assets ($83,147,516) at April 30, 2002.

The following acronym is used in this portfolio:

MTN               --Medium Term Note

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002


ASSETS:
Total investments in securities, at value (identified cost
$79,626,615)                                                                                     $  82,346,940
Cash                                                                                                       266
Income receivable                                                                                    1,203,719
Receivable for shares sold                                                                               1,410
-----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                     83,552,335
=================================================================================================================
LIABILITIES:
Income distribution payable                                                      375,310
Payable to adviser                                                                20,399
Other accrued expenses                                                             9,110
-----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                   404,819
=================================================================================================================
Net Assets                                                                                       $  83,147,516
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                                                  $  83,150,296
Net unrealized appreciation of investments                                                           2,720,325
Accumulated net realized loss on investments                                                        (2,723,105)
-----------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                              $  83,147,516
=================================================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
TRUST SHARES:
Net Asset Value Per Share ($83,142,168 / 8,347,284 shares
outstanding)                                                                                             $9.96
=================================================================================================================
Offering Price Per Share                                                                                 $9.96
=================================================================================================================
Redemption Proceeds Per Share                                                                            $9.96
=================================================================================================================
CLASS B SHARES:
Net Asset Value Per Share ($5,348 / 537 shares outstanding)                                              $9.96
=================================================================================================================
Offering Price Per Share                                                                                 $9.96
=================================================================================================================
Redemption Proceeds Per Share (95.00/100 of $9.96)(1)                                                    $9.46
=================================================================================================================



(1)  See "Contingent Deferred Sales Charge" in the Prospectus.


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

INVESTMENT INCOME:
Interest                                                                                                            $  5,113,682
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment adviser fee                                                                   $  654,930
Administrative personnel and services fee                                                    96,141
Custodian fees                                                                                9,986
Transfer and dividend disbursing agent fees and expenses                                     33,933
Trustees' fees                                                                                6,514
Auditing fees                                                                                14,975
Legal fees                                                                                    6,072
Portfolio accounting fees                                                                    49,790
Distribution services fee--Class B Shares                                                        29
Shareholder services fee--Class B Shares                                                         10
Share registration costs                                                                     33,202
Printing and postage                                                                          8,805
Insurance premiums                                                                            1,111
Miscellaneous                                                                                 3,058
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                           918,556
   =============================================================================================================================
WAIVER:
Waiver of investment adviser fee                                                           (392,958)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                             525,598
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                  4,588,084
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                                         313,124
================================================================================================================================
Net change in unrealized appreciation of investments                                                                     616,070
================================================================================================================================
Net realized and unrealized gain on investments                                                                          929,194
================================================================================================================================
Change in net assets resulting from operations                                                                      $  5,517,278
================================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                    YEAR ENDED APRIL 30,
                                                                                   2002              2001
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS-
Net investment income                                                         $   4,588,084     $   5,532,903
Net realized gain (loss) on investments                                             313,124        (1,513,985)
Net change in unrealized appreciation of investments                                616,070         4,846,999
-------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                 5,517,278         8,865,917
   ==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net investment income
Trust Shares                                                                     (4,701,426)       (5,529,295)
Class B Shares                                                                         (168)              ---
-------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS             (4,701,594)       (5,529,295)
   ==========================================================================================================
SHARE TRANSACTIONS-
Proceeds from sale of shares                                                      5,306,942         8,920,743
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            1,479,861         4,673,582
Cost of shares redeemed                                                         (15,225,901)      (19,362,339)
-------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                        (8,439,098)       (5,768,014)
   ==========================================================================================================
Change in net assets                                                             (7,623,414)       (2,431,392)
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                              90,770,930        93,202,322
-------------------------------------------------------------------------------------------------------------
End of period                                                                 $  83,147,516     $  90,770,930
=============================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS - TRUST SHARES
(For a share outstanding throughout each period)

                                                                                       YEAR ENDED APRIL 30,
                                                            ------------------------------------------------------------------------
                                                              2002             2001           2000           1999             1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  9.88         $  9.54         $  9.99         $ 10.03         $  9.80
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
Net investment income                                          0.54(1)         0.57            0.57            0.58            0.59
----------------------------------------
Net realized and unrealized gain
   (loss) on investments                                       0.08(1)         0.34           (0.44)          (0.03)           0.23
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                            0.62            0.91            0.13            0.55            0.82
====================================================================================================================================
LESS DISTRIBUTIONS
----------------------------------------
Distributions from net investment
income                                                        (0.54)          (0.57)          (0.57)          (0.58)          (0.59)
----------------------------------------
Distributions from net realized gain
on investments                                                  --              --            (0.01)          (0.01)             --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (0.54)          (0.57)          (0.58)          (0.59)          (0.59)
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD                              $  9.96         $  9.88         $  9.54         $  9.99         $ 10.03
====================================================================================================================================
TOTAL RETURN(2)                                                6.38%           9.76%           1.40%           5.60%           8.56%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
Expenses                                                       0.60%           0.60%           0.57%           0.57%           0.56%
----------------------------------------
Net investment income                                          5.38%           5.84%           5.93%           5.85%           5.92%
----------------------------------------
Expense waiver/reimbursement(3)                                0.45%           0.45%           0.45%           0.46%           0.50%
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
Net assets, end of period (000 omitted)                     $83,142         $90,771         $93,202         $86,920         $80,342
----------------------------------------
Portfolio turnover                                               17%             28%             27%             20%             21%
----------------------------------------

1 Effective May 1, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. This change had no effect for the year ended April 30, 2002.
2     Based on net asset value.
3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

-------------------------------------------------------------------------------
            Portfolio Name                         Investment Objective
-------------------------------------------------------------------------------
Independence One Equity Plus Fund                  To provide total return.
-------------------------------------------------------------------------------
("Equity Plus Fund")
-------------------------------------------------------------------------------
Independence One Small Cap Fund                    To provide total return.
("Small Cap Fund")
-------------------------------------------------------------------------------
Independence One International Equity Fund         To provide total return.
("International Equity Fund")
-------------------------------------------------------------------------------
Independence One U.S. Government Securities Fund To seek high current income. ("U.S. Government Securities Fund")
-------------------------------------------------------------------------------
Independence One Fixed Income Fund                 To seek total return.
("Fixed Income Fund")
-------------------------------------------------------------------------------

Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares and Class B Shares.

The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     INVESTMENT VALUATION - U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gains and losses are determined on the identified cost basis.

     REPURCHASE AGREEMENTS - It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on all debt securities. Prior to May 1, 2001, the following funds did not amortize all premiums or discounts on debt securities: Equity Plus Fund, Small Cap Fund, International Equity Fund and Fixed Income Fund. As of May 1, 2001, these Funds began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact to the net assets of the Funds, but resulted in adjustments to the financial statements of the Fixed Income Fund as follows:


---------------------------------------------------------------------------------------------------------

                                 AS OF MAY 1, 2001                 FOR THE YEAR ENDED APRIL 30, 2002
---------------------------------------------------------------------------------------------------------


                                          UNDISTRIBUTED        NET       NET UNREALIZED
                            COST OF       NET INVESTMENT    INVESTMENT   APPRECIATION/     NET REALIZED
                          INVESTMENTS        INCOME          INCOME      DEPRECIATION       GAIN/LOSS
-----------------------------------------------------------------------------------------------------------
INCREASE(DECREASE)          $600,270         $(600,270)       $(113,510)       $(373,035)       $486,545
-----------------------------------------------------------------------------------------------------------


       The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

       RECLASSIFICATION--In accordance with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital by Investment Companies ("SOP 93-2"), permanent book and tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for foreign currency transactions, market discount and paydowns on certain debt instruments. Amounts for the Funds, as of April 30, 2002, have been reclassified to reflect the following:

                                                                         INCREASE
                                                                        (DECREASE)
                                                      PAID IN         ACCUMULATED NET          UNDISTRIBUTED
                                                      CAPITAL            REALIZED              NET INVESTMENT
                      FUND NAME                                          GAIN/LOSS                INCOME
----------------------------------------------------------------------------------------------------------------
   Independence One Small Cap Fund                    $(145,610)            $   5,392            $140,218
----------------------------------------------------------------------------------------------------------------
   Independence One International Equity Fund          $(13,498)            $  22,425            $ (8,927)
----------------------------------------------------------------------------------------------------------------
   Independence One Fixed Income Fund                      --               $(713,780)           $713,780
----------------------------------------------------------------------------------------------------------------

     As of April 30, 2002, the tax composition of dividends was as follows:

------------------------------------------------------------------------------------------------------------
                        FUND NAME                             ORDINARY INCOME      LONG-TERM CAPITAL GAINS
------------------------------------------------------------------------------------------------------------
Independence One Equity Plus Fund                                     $1,876,083              $3,522,508
------------------------------------------------------------------------------------------------------------
Independence One Small Cap Fund                                         $255,778              $1,384,844
------------------------------------------------------------------------------------------------------------
Independence One U.S. Government Securities Fund                      $1,978,319                $512,731
------------------------------------------------------------------------------------------------------------
Independence One Fixed Income Fund                                    $4,701,594                    --
------------------------------------------------------------------------------------------------------------


     As of April 30, 2002, the components of distributable earning on a tax basis were as follows:


-----------------------------------------------------------------------------------------------------------------------
                 FUND NAME                     UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL AND        UNREALIZED
                                              ORDINARY INCOME     LONG-TERM        POST-OCTOBER       APPRECIATION
                                                                CAPITAL GAINS          LOSS          (DEPRECIATION)
                                                                   (LOSSES)       CARRYFORWARDS,
                                                                                       ET AL
-----------------------------------------------------------------------------------------------------------------------
Independence One Equity Plus Fund                     $22,210        $8,215,338             --           $52,594,475
-----------------------------------------------------------------------------------------------------------------------
Independence One Small Cap Fund                          --                --         $   (92,858)       $ 5,957,665
-----------------------------------------------------------------------------------------------------------------------
Independence One International Equity Fund               --                --         $(5,592,612)       $(1,295,334)
-----------------------------------------------------------------------------------------------------------------------
Independence One U.S. Government  Securities          $    91        $  187,436             --           $ 1,986,236
Fund
-----------------------------------------------------------------------------------------------------------------------
Independence One Fixed Income Fund                       --                --         $(2,495,869)       $ 2,493,091
-----------------------------------------------------------------------------------------------------------------------


     At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of premium and discount and wash sales loss deferrals.

     FEDERAL TAXES - It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

     At April 30, 2002, the Fund listed below, for federal tax purposes, had a capital loss carryforward, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

                                                        TOTAL        AMOUNT     AMOUNT         AMOUNT
                                                       TAX LOSS     EXPIRING   EXPIRING       EXPIRING
                        FUND NAME                    CARRYFORWARD    IN 2008    IN 2009       IN 2010
--------------------------------------------------------------------------------------------------------------
       Independence One Small Cap Fund                  $   92,858       --         --          $   92,858
--------------------------------------------------------------------------------------------------------------
       Independence One International Equity Fund       $4,656,592       --         --          $4,656,592
--------------------------------------------------------------------------------------------------------------
       Independence One Fixed Income Fund               $2,291,319   $507,863   $443,914        $1,339,542
--------------------------------------------------------------------------------------------------------------

     At April 30, 2002, the Funds listed below had net capital and currency losses attributable to security transactions incurred after October 31, 2001, which are treated as arising on May 1, 2002, the first day of the Funds' next taxable year.

--------------------------------------------------------------------------------
                        FUND NAME                         CAPITAL      CURRENCY
--------------------------------------------------------------------------------

 Independence One International Equity Fund              $930,443      $5,577
--------------------------------------------------------------------------------
 Independence One Fixed Income Fund                      $204,550        --
------------------------------------------------------ -------------------------


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

     FUTURES CONTRACTS - The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transactions costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended April 30, 2002, the Fund had no futures activity and therefore no realized gains or losses on futures contracts. At April 30, 2002, the Fund had no outstanding futures contracts.

     WRITTEN OPTIONS CONTRACTS - The International Equity Fund may write option contracts. A written option obligates the Fund to deliver a call or to receive a put, of the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and he premium received. For the year ended April 30, 2002, the Fund had no option contracts and therefore no realized gains or losses on written options.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At April 30, 2002, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

     FOREIGN CURRENCY TRANSLATION - The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER - Investment transactions are accounted for on a trade date basis.

(3)  SHARES OF BENEFICIAL INTEREST
     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

     Transactions in shares were as follows:


                                                                       EQUITY PLUS FUND
                                                              YEAR                          YEAR
                                                             ENDED                         ENDED
                                                         APRIL 30, 2002                APRIL 30, 2001
                                                       SHARES        DOLLARS         SHARES        DOLLARS
-----------------------------------------------------------------------------------------------------------
TRUST SHARES
Shares sold                                           726,326   $ 12,442,890      3,184,236   $ 72,252,139
Shares issued to shareholders in payment of
distributions declared                                 71,068      1,217,806        714,754     14,908,501
Shares redeemed                                    (3,493,055)   (61,322,493)    (2,906,717)   (60,816,131)
-----------------------------------------------------------------------------------------------------------
     Net change resulting from Trust Share         (2,695,661)  $(47,661,797)       992,273   $ 26,344,509
        transactions
-----------------------------------------------------------------------------------------------------------



                                                                       EQUITY PLUS FUND
                                                              YEAR                         PERIOD
                                                             ENDED                         ENDED
                                                         APRIL 30, 2002              APRIL 30, 2001 (1)
                                                       SHARES        DOLLARS         SHARES        DOLLARS
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                          35,429      $ 668,485         64,700      $1,441,098
Shares issued to shareholders in payment of
distributions declared                                1,377         23,823          1,970          40,763
Shares redeemed                                     (37,622)      (696,932)          (997)        (19,395)
-----------------------------------------------------------------------------------------------------------
     Net change resulting from Class A Share           (816)     $  (4,624)        65,673      $1,462,466
       transactions
-----------------------------------------------------------------------------------------------------------


(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

                                                                        EQUITY PLUS FUND
                                                                YEAR                          YEAR
                                                               ENDED                          ENDED
                                                           APRIL 30, 2002                APRIL 30, 2001
                                                        SHARES          DOLLARS        SHARES        DOLLARS
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                                              19,837       $    358,987       227,198    $ 5,145,144
Shares issued to shareholders in payment of
distributions declared                                    4,840             83,392        13,624        281,598
Shares redeemed                                         (51,037)          (867,007)      (13,252)      (268,680)
     Net change resulting from Class B Share            (26,360)      $   (424,628)      227,570      5,158,062
       transactions
---------------------------------------------------------------------------------------------------------------
       Net change resulting from share transactions  (2,722,837)      $(48,091,049)   $1,285,516    $32,965,037
---------------------------------------------------------------------------------------------------------------

                                                                         SMALL CAP FUND
                                                                YEAR                          YEAR
                                                               ENDED                          ENDED
                                                           APRIL 30, 2002                APRIL 30, 2001
                                                        SHARES        DOLLARS         SHARES        DOLLARS
------------------------------------------------------------------------------------------------------------
Shares sold                                            346,633      $ 3,399,742       807,916    $ 8,404,804
Shares issued to shareholders in payment of
distributions declared                                   5,811           56,713       518,112      4,818,442
Shares redeemed                                       (728,770)      (7,173,568)     (870,806)    (8,912,955)
------------------------------------------------------------------------------------------------------------
     Net change resulting from share transactions     (376,326)    $ (3,717,113)      455,222    $ 4,310,291
------------------------------------------------------------------------------------------------------------

                                                                    INTERNATIONAL EQUITY FUND
                                                                YEAR                          YEAR
                                                               ENDED                          ENDED
                                                           APRIL 30, 2002                APRIL 30, 2001
                                                        SHARES          DOLLARS        SHARES        DOLLARS
------------------------------------------------------------------------------------------------------------
Shares sold                                            37,104     $    333,668       419,500    $ 4,942,326
Shares issued to shareholders in payment of
distributions declared                                   --                --         36,552        416,326
Shares redeemed                                      (381,124)      (3,389,608)     (345,434)    (3,986,837)
------------------------------------------------------------------------------------------------------------
     Net change resulting from share transactions    (344,020)    $ (3,055,940)      110,618    $ 1,371,815
------------------------------------------------------------------------------------------------------------

                                                                 U.S. GOVERNMENT SECURITIES FUND
                                                                YEAR                          YEAR
                                                               ENDED                          ENDED
                                                           APRIL 30, 2002                APRIL 30, 2001
                                                        SHARES          DOLLARS        SHARES        DOLLARS
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                                          171,605       $1,782,812         702,660   $  7,215,794
Shares issued to shareholders in payment of
distributions declared                                10,388          108,380          63,231        656,080
Shares redeemed                                     (880,438)      (9,225,569)     (1,136,598)   (11,686,251)
------------------------------------------------------------------------------------------------------------
    Net change resulting from Class A Share         (698,445)     $(7,334,377)       (370,707)  $   (370,707)
      transactions
------------------------------------------------------------------------------------------------------------

                                                                 U.S. GOVERNMENT SECURITIES FUND
                                                                YEAR                          YEAR
                                                               ENDED                          ENDED
                                                           APRIL 30, 2002                APRIL 30, 2001
                                                        SHARES          DOLLARS        SHARES        DOLLARS
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                                           21,454        $   224,396       27,407     $   284,989
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                 2,246             23,438          354           3,668
------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (8,579)           (90,034)      (2,559)        (26,604)
------------------------------------------------------------------------------------------------------------
     Net change resulting from Class B Share          15,121       $    157,800       25,202     $   262,053
       transactions
------------------------------------------------------------------------------------------------------------
       Net change resulting from share transactions (683,324)      $ (7,176,577)    (345,505)    $(3,552,324)
------------------------------------------------------------------------------------------------------------

                                                                        FIXED INCOME FUND
                                                                YEAR                          YEAR
                                                               ENDED                          ENDED
                                                           APRIL 30, 2002                APRIL 30, 2001
                                                        SHARES          DOLLARS        SHARES        DOLLARS
------------------------------------------------------------------------------------------------------------
TRUST SHARES
Shares sold                                            530,347    $   5,301,743       912,836   $  8,920,743
Shares issued to shareholders in payment of
distributions declared                                 148,493        1,479,712       479,735      4,673,582
Shares redeemed                                     (1,520,857)     (15,225,901)   (1,974,298)   (19,362,339)
     Net change resulting from Trust Share            (842,017)   $  (8,444,446)     (581,727)  $ (5,768,014)
        transactions
------------------------------------------------------------------------------------------------------------

                                                                        FIXED INCOME FUND
                                                               PERIOD                         YEAR
                                                               ENDED                          ENDED
                                                         APRIL 30, 2002 (2)              APRIL 30, 2001
                                                        SHARES          DOLLARS        SHARES        DOLLARS
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                                                522     $      5,199          --              --
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      15              149          --              --
------------------------------------------------------------------------------------------------------------
Shares redeemed                                            --               --           --              --
------------------------------------------------------------------------------------------------------------
     Net change resulting from Class B Share               537           $5,348          --              --
transactions
------------------------------------------------------------------------------------------------------------
     Net change resulting from share transactions     (841,480)    $ (8,439,098)     (581,727)   $(5,768,014)
------------------------------------------------------------------------------------------------------------

(2) Reflects operations for the period from August 8, 2001 (date of initial public investment) to April 30, 2002.


(4)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISER FEE - Independence One Capital Management Corporation (IOCMC), the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

     FUND NAME                              INVESTMENT ADVISER FEE PERCENTAGE
     -------------------------------------------------------------------------
     Equity Plus Fund                                       0.40%
     -------------------------------------------------------------------------
     Small Cap Fund                                         0.50%
     -------------------------------------------------------------------------
     International Equity Fund                              1.00%
     -------------------------------------------------------------------------
     U.S. Government Securities Fund                        0.70%
     -------------------------------------------------------------------------
     Fixed Income Fund                                      0.75%
     -------------------------------------------------------------------------

     The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to the 0.035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a sub-adviser agreement between the Adviser and ABN AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

     The Sub-Advisers may elect to waive some or all of their fees.

     ADMINISTRATIVE FEE - Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

     DISTRIBUTION SERVICES FEE - The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                    PERCENTAGE OF AVERAGE DAILY
           Equity Plus Fund                              NET ASSETS OF CLASS
           -------------------------------------------------------------------
           Class A                                               0.25%
           -------------------------------------------------------------------
           Class B                                               0.75%
           -------------------------------------------------------------------
           U.S. Government Securities Fund
           -------------------------------------------------------------------
           Class B                                               0.75%
           -------------------------------------------------------------------
           Fixed Income Fund
           -------------------------------------------------------------------
           Class B                                               0.75%
           -------------------------------------------------------------------

     The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify of terminate this voluntary waiver at any time at its sole discretion.

     SHAREHOLDER SERVICES FEE - Under the terms of a Shareholder Services Agreement with IOCMC, Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES - FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES - As of July 2001, State Street Corporation is the Funds' custodian. Prior to July 2001, Michigan National Bank was the custodian for the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL - Certain of the Officers and Trustees of the Trust are Officers and/or Directors or Trustees of the above companies.


(5)  INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended April 30, 2002, were as follows:


     FUND NAME                                  PURCHASES            SALES
     -------------------------------------------------------------------------
     Equity Plus Fund                          $19,393,273        $63,408,899
     -------------------------------------------------------------------------
     Small Cap Fund                            $ 9,620,002        $15,382,436
     -------------------------------------------------------------------------
     International Equity Fund                 $ 5,114,581        $ 7,987,433
     -------------------------------------------------------------------------
     Fixed Income Fund                         $ 6,033,230        $ 6,921,720
     -------------------------------------------------------------------------

     Cost of purchases and proceeds from sales of investments from long-term U.S. government securities, for the year ended April 30, 2002, were as follows:

     FUND NAME                                    PURCHASES        SALES
     -----------------------------------------------------------------------
     U.S. Government Securities Fund             $6,000,394      $13,428,581
     -----------------------------------------------------------------------
     Fixed Income Fund                           $8,666,627      $16,389,441
     -----------------------------------------------------------------------

 (6) CONCENTRATION OF CREDIT RISK

     The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.

     Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7)  FEDERAL INCOME TAX INFORMATION

     The Funds hereby designate the following distributions as capital gain dividends for the year ended April 30, 2002.


     FUND NAME
     -------------------------------------------------------------------
     Independence One Equity Plus Fund                       $3,522,508
     -------------------------------------------------------------------
     Independence One Small Cap Fund                         $1,380,289
     -------------------------------------------------------------------
     Independence One U.S. Government Securities Fund        $  512,731
     -------------------------------------------------------------------

(8) SUBSEQUENT EVENT (UNAUDITED)

     A N-14 filing occurred on February 6, 2002 and a proxy was mailed to existing shareholders of the Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund, and the Independence One Fixed Income Fund (the "Independence One Funds") requesting the approval of a merger of the Independence One Funds into the ABN AMRO Funds. Shareholders approved the merger at a Special Meeting of shareholders on May 10, 2002.

     In addition, a N-14 filing occurred on March 21, 2002 and a proxy was mailed to existing shareholders of the Independence One Michigan Municipal Cash Fund, a portfolio of the Independence One Funds, requesting the approval of a merger of the Independence One Michigan Municipal Cash Fund into the Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust. Shareholders are expected to approve the merger at a Special Meeting of shareholders to occur on June 6, 2002.

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board of Trustee (the "Board") member and the senior officers of the Independence One Mutual Funds (the "Funds"). The tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Independence One Fund Complex consists of nine investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Independence One Fund Complex and serves for an indefinite term.

INTERESTED TRUSTEES BACKGROUND
--------------------------------------------------------------------------------
POSITIONS HELD WITH TRUST        PRINCIPAL OCCUPATION(S), PREVIOUS POSITIONS AND
LENGTH OF TIME SERVED            OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------
NATHAN FORBES*                   PRINCIPAL OCCUPATION: President, Forbes/Cohen
Age: 39                          Properties, President and Partner, The Forbes
Birth Date: December 5, 1962     Company.
26580 Willowgreen Drive
Franklin, MI
TRUSTEE
Began serving: March 1998
--------------------------------------------------------------------------------

* Reasons for Interested Status: Mr. Forbes is an interested person by reason of the fact that his father is a member of the Boards of Directors of the Funds' adviser, Michigan National Bank, and MNB's parent, Michigan National Corporation.

INDEPENDENT TRUSTEES BACKGROUND
--------------------------------------------------------------------------------
NAME
AGE/BIRTH DATE
ADDRESS
POSITIONS HELD WITH TRUST        PRINCIPAL OCCUPATION(S), PREVIOUS POSITIONS AND
LENGTH OF TIME SERVED            OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------
ROBERT E. BAKER                  PRINCIPAL OCCUPATION: Retired; formerly, Vice
Age: 72                          Chairman, Chrysler Financial Corporation.
Birth Date: May 6, 1930
4327 Stoneleigh Road
Bloomfield Hills, MI
TRUSTEE
Began serving: July 1990
--------------------------------------------------------------------------------
HAROLD BERRY                     PRINCIPAL OCCUPATION: Managing Partner, Berry
Age: 76                          Investment Company, Berry Enterprises, Berry
Birth Date: September 17, 1925   Ventures.
290 Franklin Center
29100 Northwestern Highway
Southfield, MI
TRUSTEE
Began serving: April 1989
--------------------------------------------------------------------------------
THOMAS S. WILSON                 PRINCIPAL OCCUPATION: President and Executive
Age: 52                          Administrator of the Detroit Pistons; President
Birth Date: October 8, 1949      and CEO, Palace Sports Entertainment.
Two Championship Drive
Auburn Hills, MI
TRUSTEE
Began serving: December 1993
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
NAME
AGE
ADDRESS
POSITIONS HELD WITH TRUST     PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
--------------------------------------------------------------------------------
EDWARD C. GONZALES            PRINCIPAL OCCUPATION: Trustee or Director of some
Age 71                        of the Funds in the Federated Fund Complex;
Federated Investors Tower     President, Executive Vice President and Treasurer
1001 Liberty Avenue           of some of the Funds in the Federated Fund
Pittsburgh, PA                Complex; Vice Chairman, Federated Investors, Inc.;
PRESIDENT AND TREASURER       Vice President, Federated Investment Management
                              Company and Federated Investment Counseling,
                              Federated Global Investment Management Corp. and
                              Passport Research, Ltd.; Executive Vice President
                              and Director, Federated Securities Corp.; Trustee,
                              Federated Shareholder Services Company.
--------------------------------------------------------------------------------
GEORGE M. POLATAS             PRINCIPAL OCCUPATION: Assistant Vice President,
Age: 40                       Federated Services Company; Vice President and
1001 Liberty Avenue           Assistant Treasurer of various Funds distributed
Pittsburgh, PA 15222-3779     by Edgewood Services, Inc.
Vice President
--------------------------------------------------------------------------------
C. GRANT ANDERSON             PRINCIPAL OCCUPATION: Corporate Counsel, Federated
Age: 61                       Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY
--------------------------------------------------------------------------------

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

    (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

    (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(c)      Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (8) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment
         No. 36 to the Registration Statement filed on December 28, 2001.

   (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Small Cap Fund is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO International Equity Fund is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on
         December 28, 2001.

   (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (17) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (18) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is incorporated by reference to Exhibit d(18) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.

   (19) Form of Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and ABN AMRO Funds is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.

   (20) Form of Investment Advisory Agreement for ABN AMRO Equity Plus Fund is incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.

   (21) Form of Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.


   (22) Form of Investment Advisory Agreement for ABN AMRO Emerging Markets Fund is incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (23) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between Chicago Capital Management, Inc. and Talon Asset Management, Inc. dated May 11, 2001 is incorporated herein by reference to Exhibit
         (d)(23) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (24) Form of Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (25) Form of Sub-Investment Advisory Agreement for ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund between ABN AMRO Asset Management
         (USA) LLC and Sosnoff Sheridan Weiser Corporation is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 41 filed on March 22, 2002.

(e)(1) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
         (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (3) Form of Amendment No. 1 to Distribution Services Agreement is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (4) Form of Amendment No. 2 to Distribution Services Agreement is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (5) Form of Amendment No. 3 to Distribution Services Agreement is incorporated by reference to Exhibit (e)(5) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (6) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(f)      Not applicable.

(g)(1) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated herein by reference to Exhibit No. B8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed on February 27, 1998.

   (2) Form of Amendment to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 12 to the Registration Statement as filed on November 10, 1998.

   (3) Amendment No. 3 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (4) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (5) Form of Amendment No. 5 to Custodian Agreement is incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (6) Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan Bank, dated August 13, 1998, including all amendments, is incorporated herein by reference to Exhibit (g)(5) to the Registration Statement filed on February 28, 2002.


   (7) Form of Amendment to Global Custody Agreement between ABN AMRO Funds and J.P. Morgan Chase & Company (formerly, The Chase Manhattan Bank) is incorporated by reference to Exhibit (g)(7) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.


   (6) Form of Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (7) Form of Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (8) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (9) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (10) Amendment No. 2 to the Administration is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (11) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (12) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (13) Amendment No. 5 to the Administration Agreement is incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.


   (14) Amendment No. 6 to the Administration Agreement is incorporated by reference to Exhibit (h)(14) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (15) Amendment No. 7 to the Administration Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (16) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (17) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (18) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (19) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (20) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit
         (h)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (21) Form of Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(21) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (22) Form of Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(22) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



(i)      Opinion of Vedder, Price, Kaufman & Kammholz is filed herein as Exhibit
         (i).



(j)      Opinion of Ernst & Young is filed herein as Exhibit (j).


(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (4) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (5)   Amended and Restated Distribution and Services Plan pursuant to
         Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (6) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (7) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.


   (8) Amended and Restated Shareholder Service Plan ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit
         (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (9) Shareholder Servicing Agent Agreement ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


(o)(1)   Power of Attorney dated September 21, 2001.

   (2)   Power of Attorney dated December 20, 2001.

(p)(1) Codes of Ethics of Veredus Asset Management LLC are incorporated by reference to Exhibit (p) to the Registration Statement as filed on April 17, 2000.

   (2) Code of Ethics of Alleghany Funds are incorporated by reference to Exhibit (p)(1) to the Registration Statement as filed on December 29, 2000.

   (3) Code of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Code of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001

   (5) Code of Ethics of Massachusetts Financial Services Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (6) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



   (7) Code of Ethics of Talon Asset Management Inc. is filed herein as Exhibit (p)(7).


   (8) Code of Ethics of thinkorswim Advisors, Inc. will be filed by further amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

           Section 10.2 of the Registrant's Trust Instrument provides as follows:

           10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

           The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
           Section 10.2.

           Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

           Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

           10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  CHICAGO CAPITAL MANAGEMENT, INC.

           Chicago Capital Management, Inc. ("Chicago Capital Management") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Chicago Capital Management are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Chicago Capital Management during the past two years is incorporated by reference to Form ADV filed by Chicago Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).


         -------------------------------------------------------------------------------------------------------------
         NAME                         TITLE/                     OTHER BUSINESS
                              POSITION WITH ADVISER
         -------------------------------------------------------------------------------------------------------------
         Stuart D. Bilton             Chairman                   President and Director, Alleghany Asset Management,
                                                                 Inc.; President and Director, The Chicago Trust
                                                                 Co.; Director of each of the following entities:
                                                                 Montag & Caldwell, Inc., The Chicago Trust Company
                                                                 of California, Chicago Deferred Exchange
                                                                 Corporation, Chicago Deferred Exchange Corporation
                                                                 - CA, Alleghany Investment Services, Inc.;
                                                                 President and Chief Executive Officer, Blairlogie
                                                                 International LLC; Trustee, Alleghany Foundation;
                                                                 Manager, TAMRO Capital Partners LLC

         Seymour A. Newman            Executive Vice President   Executive Vice President and Chief Financial
                                      and Treasurer              Officer, Alleghany Asset Management, Inc.; Senior
                                                                 Vice President and Treasurer, The Chicago Trust
                                                                 Company; Director, Chief Financial Officer and
                                                                 Treasurer, Chicago Deferred Exchange Corporation;
                                                                 Director, Vice President, Chief Financial Officer,
                                                                 Secretary and Treasurer, The Chicago Trust Company
                                                                 of California; Director, Vice President, Chief
                                                                 Financial Officer, Secretary and Treasurer, Chicago
                                                                 Deferred Exchange Corporation - CA; Treasurer and
                                                                 Secretary, Alleghany Investment Services Inc.;
                                                                 Assistant Treasurer, Montag & Caldwell, Inc.;
                                                                 Senior Vice President, Chief Financial Officer and
                                                                 Treasurer, Blairlogie International LLC

         Frederick W. Engimann        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director

         Bernard F. Myszkowski        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director

         Carla Straeten Vorhees       Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director



B.  MONTAG & CALDWELL, INC.

           Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

           Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).



         Sandra M. Barker                 Vice President

         Janet B. Bunch                   Vice President

         Debra Bunde Reams                Vice President

         Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director

         Elizabeth C. Chester             Senior Vice President and Secretary

         Tom Cross Brown                  Director

         Jane R. Davenport                Vice President

         James L. Deming                  Vice President

         Helen M. Donahue                 Vice President

         Marcia C. Dubs                   Assistant Vice President

         Katherine E. Ryan                Assistant Vice President

         Brion D. Friedman                Vice President

         Charles Jefferson Hagood         Vice President

         Richard W. Haining               Vice President

         Mark C. Hayes                    Vice President

         Lana M. Jordan                   Vice President and Director of Marketing

         Andrew W. Jung                   Vice President

         Rebecca M. Keister               Vice President

         William E. Long III              Vice President

         Charles E. Markwalter            Vice President

         Grover C. Maxwell III            Vice President

         Michael A. Nadal                 Vice President

         Solon P. Patterson               Chairman of the Board

         Carla T. Phillips                Assistant Vice President

         Brian W. Stahl                   Vice President and Treasurer

         M. Scott Thompson                Vice President

         Debbie J. Thomas                 Assistant Vice President

         David L. Watson                  Vice President

         William A. Vogel                 Senior Vice President

         Homer W. Whitman, Jr.            Senior Vice President

         John S. Whitney, III             Vice President


C.  VEREDUS ASSET MANAGEMENT LLC

           Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

           The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).



         Kenneth C. Anderson                Director

         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and




                                                                           Chief Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC

         James Houlton                      Vice President

         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer

         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager

         Charles F. Mercer, Jr.             Vice President and Director
                                            of Research

         John S. Poole                      Vice President of Business
                                            Development

         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer


D. TAMRO CAPITAL PARTNERS LLC

           TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc..

           The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).


           Ronald A. Marsilia                 Chief Executive Officer

           Philip Tasho                       Chief Investment Officer

           Danna Maller Rocque                Director of Marketing


E.  TALON ASSET MANAGEMENT, INC.

           Talon Asset Management, Inc. ("Talon") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Talon are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).



         NAME                         TITLE/
                                      POSITION WITH ADVISER
         Terry D. Diamond             Chairman and Director

         Sophia A. Erskine            Corporate Secretary & Assistant Portfolio Manager

         Barbara L. Rumminger         Treasurer

         Alan R. Wilson               President and Director

F.    MFS INSTITUTIONAL ADVISORS, INC.

           MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Arnold D. Scott                        Director and Senior Executive Vice
                                       President
James C. Baillie                       Director and President
Kevin R. Parke                         Director and Executive Vice
                                       President and CEO
Thomas J. Cashman, Jr.                 Director and Executive Vice
                                       President
Joseph W. Dello Russo                  Director, Executive Vice President
                                       and CFO and CAO
William W. Scott                       Director and Vice Chairman
Donald A. Stewart                      Director
C. James Prieur                        Director
William W. Stinson                     Director
Jeffrey L. Shames                      Chairman and CEO

G.    THINKORSWIM ADVISORS, INC.

           ThinkorSwim Advisors, Inc. ("TAI") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of TAI are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Thinkorswim Advisors, Inc. during the past two years is incorporated by reference to Form ADV filed by Thinkorswim Advisors, Inc. pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-49181).



NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Tom Sosnoff                            President, Founder                   thinkorswim, Inc.
                                       and Director
                                       Market Maker                         Chicago Board
                                                                            Options Exchange

Scott Sheridan                         Executive Vice President and         thinkorswim, Inc.
                                       Director
                                       Market Maker                         Chicago Board
                                                                            Options Exchange

H.    ABN AMRO ASSET MANAGEMENT (USA)

           ABN AMRO Asset Management (USA) LLP is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLP is a member of the ABN AMRO group of companies.

           The directors and officers of ABN AMRO Asset Management (USA) LLP are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME AND POSITION                   NAME OF                                             CONNECTION WITH
WITH INVESTMENT ADVISOR             OTHER COMPANY                                       OTHER COMPANY
-----------------------             -------------                                       -------------
Randall C. Hampton                  LaSalle Bank N.A.                           Executive Vice President
Board Member                        ABN AMRO Funds                              President, CEO
                                    ABN AMRO Fund Services, Inc.                Director, President

Robert Quinn                        None
Board Member


Daniel Shannon                      None
Board Member

Stuart Bilton                       ABN AMRO North America Newco                President
President, CEO                      The Chicago Trust Company                   President

Jon T. Ender                        None
Executive Vice President

Frederick Engimann                  Chicago Capital Management, Inc.            President
Senior Managing Director                                                        Managing Director, Fixed
                                                                                Income
                                    The Chicago Trust Company                   Senior Vice President

Carla Straeten Vorhees              Chicago Capital Management, Inc.            Executive Vice President
Senior Managing Director,                                                       Managing Director, Marketing
Marketing

Gary Anetsberger                    ABN AMRO Funds                              Group Senior Vice President
Group Senior Vice President         ABN AMRO Fund Services, Inc.                Director, Group Senior Vice President

Paul Becker                         LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President

William Finley                      LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President         Chicago Capital Management, Inc.            Group Senior Vice President

John Anderson                       Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Robert Antognoli                    LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

Patrick Bauer                       None
Senior Vice President

A.Wade Buckles                      None
Senior Vice President

Jac A. Cerney                       None
Senior Vice President

Nancy J. Holland                    None
Senior Vice President

Thomas Marthaler                    Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Kathryn L. Martin                   ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Senior Vice President

George S. McElroy, Jr.              None
Senior Vice President

Thomas F. McGrath                   None
Senior Vice President

Scott Moore                         None
Senior Vice President

Louis Pasquale                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Steven A. Smith                     ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Director, Senior Vice President




Daniel Strumphler                   None
Senior Vice President

Karen L. Van Cleave                 LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

David Valenti                       LaSalle Bank N.A.                           Senior Vice President
Senior Vice President

Todd Youngberg                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Michael T. Castino                  ABN AMRO Funds                              Vice President
First Vice President                ABN AMRO Fund Services, Inc.                First Vice President


John Erickson                       LaSalle Bank N.A.                           First Vice President
First Vice President

John Finley                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Rebecca Garces                      None
First Vice President

Frank Germack                       Chicago Capital Management, Inc.            First Vice President
First Vice President

Steve Haldi                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Susan Hudson                        None
First Vice President

Kevin Kehres                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Simon Reeves                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Tim Scanlan                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Roger Sullivan                      LaSalle Bank N.A.                           First Vice President
First Vice President

Edward Thommes                      None
First Vice President

Donald Wampach                      LaSalle Bank N.A.                           First Vice President
First Vice President

Larry Babyar                        LaSalle Bank N.A.                           Vice President
Vice President

James J. Baudendistel               LaSalle Bank N.A.                           Vice President
Vice President




Thomas Corr                         LaSalle Bank N.A.                           Vice President
Vice President

Dawn Daggy-Mangerson                Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Craig Dickson                       LaSalle Bank N.A.                           Vice President
Vice President

Martin L. Eisenberg                 ABN AMRO Bank N.V.                          Vice President
Vice President                      ABN AMRO Capital Markets Holding, Inc.      Vice President
                                    ABN AMRO Incorporated                       Vice President
                                    ABN AMRO Mortgage Corp.                     Vice President
                                    Netherlands Trading Society East, Inc.      Vice President
                                    Pine Tree Capital Holdings, Inc.            Vice President
                                    AMRO Securities, Inc.                       Vice President
                                    ABN AMRO North America Finance, Inc.        Vice President
                                    DBI Holdings, Inc.                          Vice President
                                    ABN AMRO North America, Inc.                Senior Vice President
                                    ABN AMRO Resource Management, Inc.          Vice President
                                    Danic Asset Management Corp.                Vice President
                                    National Asset Management                   Vice President
                                    SFH, Inc.                                   Vice President
                                    ABN AMRO Acceptance Corp.                   Vice President
                                    ABN AMRO Credit Corp.                       Vice President
                                    ABN AMRO Investment Services, Inc.          Vice President
                                    ABN AMRO Leasing, Inc.                      Vice President
                                    Cragin Financial Corp.                      Vice President
                                    Cragin Service Corp.                        Vice President
                                    Cumberland & Higgins, Inc.                  Vice President
                                    LaSalle  Bank, F.S.B.                       Vice President
                                    Lease Plan Illinois, Inc.                   Vice President
                                    LaSalle Financial Services, Inc.            Vice President
                                    LaSalle Home Mortgage Corporation           Vice President
                                    LaSalle National Corporation                Vice President
                                    ABN AMRO Capital (USA) Inc.                 Vice President
                                    Lease Plan North America, Inc.              Vice President
                                    ABN AMRO Information Technology             Vice President
                                    Services Company
                                    Lisle Corporation                           Vice President
                                    ABN AMRO Services Company, Inc.             Vice President
                                    LaSalle Bank National Association           Vice President
                                    LaSalle National Bancorp, Inc.              Vice President
                                    Amsterdam Pacific Corporation               Vice President
                                    LaSalle Trade Services Limited              Vice President
                                    CNBC Bancorp, Inc.                          Vice President
                                    ChiCorp. Commodity Finance, Inc.            Vice President
                                    ChiCorp. Commodities, Inc.                  Vice President
                                    Bluestone Private Equity Management, Inc.   Vice President
                                    Columbia Financial Services, Inc.           Vice President
                                    CNBC Development Corporation                Vice President
                                    CNBC Investment Corporation                 Vice President
                                    CNBC Leasing Corporation                    Vice President
                                    Sky Mortgage Company                        Vice President
                                    Sky Finance Company                         Vice President
                                    CNB Property Corporation                    Vice President
                                    Union Realty Mortgage Co., Inc.             Vice President
                                    ABN AMRO Fund Services, Inc.                Vice President


                                    LaSalle Bank N.A.                           Vice President
                                    LaSalle Distributors, Inc.                  Vice President
                                    LaSalle Community Development Corporation   Vice President
                                    Rob-Wal Investment Co.                      Vice President
                                    ENB Realty Co., Inc.                        Vice President
                                    LaSalle Trade Services Corporation          Vice President
                                    LaSalle National Leasing Corporation        Vice President
                                    LaSalle Business Credit, Inc.               Vice President
                                    European American Bank                      Vice President
                                    Cityspire Realty Corp.                      Vice President
                                    EA Debt Corp.                               Vice President
                                    EA Land Corp.                               Vice President
                                    EAB Land Company, Inc.                      Vice President
                                    EAB Mortgage Company, Inc.                  Vice President
                                    EAB Realty Corp.                            Vice President
                                    EAB Realty of Florida, Inc.                 Vice President
                                    EAB Securities, Inc.                        Vice President
                                    Ashland Properties, Inc.                    Vice President
                                    Discount Brokers International, Inc.        Vice President
                                    Kany Long Island City Corp.                 Vice President
                                    Cragin Service Development Corp.            Vice President
                                    Wasco Funding Corp.                         Vice President
                                    Island Abodes Corp.                         Vice President
                                    Lyric Holdings, Inc.                        Vice President
                                    EAB Credit Corp.                            Vice President
                                    ORE Realty Inc.                             Vice President
                                    Texas Holdings, Inc.                        Vice President
                                    Twelve Polo Realty Inc.                     Vice President
                                    Vail at North Salem Inc.                    Vice President
                                    81 Lee Avenue Corp.                         Vice President
                                    169 East Flagler Corp.                      Vice President
                                    EAB Plaza, Inc.                             Vice President
                                    117 Seaman Realty, Inc.                     Vice President
                                    Garden City Marble Corp.                    Vice President
                                    Huntington Bay Development Corp.            Vice President
                                    Plaza Homes Inc. (Metrofund)                Vice President
                                    LSR Realty Inc.                             Vice President
                                    Beckman Hospitality Corp.                   Vice President
                                    Colony at Sayerville, Corp.                 Vice President
                                    Corners Estates at Hauppauge Inc.           Vice President
                                    Corona 114 Apartments Inc.                  Vice President
                                    Country Knolls at Manorville Inc.           Vice President
                                    Cove Townhouses at Southold Inc.            Vice President
                                    Crystal Domiciles Inc.                      Vice President
                                    Eastern Shores at Northampton Corp.         Vice President
                                    Forestwood at North Hills Inc.              Vice President
                                    Garden State Convention Center at Somerest
                                     County, Inc.                               Vice President
                                    Half Acre on 347 at Nesoonset Inc.          Vice President
                                    Horse Race Lane at Nissequogue Inc.         Vice President
                                    Jericho 969 Turnpike Inc.                   Vice President
                                    Fairfield Avenue Corp.                      Vice President
                                    Amsterdam Development Corp.                 Vice President
                                    Brownstone Apts. Inc.                       Vice President
                                    Central Cedarhurst Corp.                    Vice President
                                    GSC Land Corp.                              Vice President
                                    East 91st Street Development Corp.          Vice President
                                    East 92nd Street Development Corp.          Vice President
                                    LLPA Corporation                            Vice President


                                    Lake Front Land Corp.                       Vice President
                                    Lattingtown Mansion, Inc.                   Vice President
                                    Lowell Acquisition Corp.                    Vice President
                                    Ludlow Development Corp.                    Vice President
                                    Maspeth 56-25 58th Street Corp.             Vice President
                                    Metro Case Corp.                            Vice President
                                    Montauk Hospitality Corp.                   Vice President
                                    Montauk YC Corp.                            Vice President
                                    Moreland Hauppauge Corp.                    Vice President
                                    North Hills Links Corp.                     Vice President
                                    Plaza Boulevard Equities Corp.              Vice President
                                    Plaza Boulevard Properties Corp.            Vice President
                                    Plaza Uniondale Properties, Inc.            Vice President
                                    Remington Ronkonkoma Corp.                  Vice President
                                    Rendezvous Realty Corp.                     Vice President
                                    S E at Commack Inc.                         Vice President
                                    S E at Commack II Inc.                      Vice President
                                    S E at Commack III Inc.                     Vice President
                                    S E at Commack IV Inc.                      Vice President
                                    Scholar Estates at Commack Inc.             Vice President
                                    Seaman Shares at Inwood Corp.               Vice President
                                    Showcase Estates at Dix Hills Inc.          Vice President
                                    Southampton Settlers Corporation            Vice President
                                    Southeast Ridgefield Land Corp.             Vice President
                                    Steinway 18-50 Astoria Corp.                Vice President
                                    Sterling DTVA Corp.                         Vice President
                                    T E at Dix Hills Inc.                       Vice President
                                    T E at Dix Hills II Inc.                    Vice President
                                    T E at Dix Hills III Inc.                   Vice President
                                    Thornwood Estates at Dix Hills Inc.         Vice President
                                    W.M. Seaman at Inwood Corp.                 Vice President
                                    Welcome Center at Manorville Inc.           Vice President
                                    West End 700 Inc.                           Vice President
                                    Westminster Downs at Dix Hills, Inc.        Vice President
                                    Westwood Hills at Middletown, Inc.          Vice President
                                    Ziegfeld Villas Corp.                       Vice President
                                    41 East Sunrise Highway Corporation         Vice President
                                    55 Commerce, Inc.                           Vice President
                                     (Sold to EMI 1/20/92)
                                    Seventh Street Development Corp.            Vice President
                                    Fourteenth Street Development Corp.         Vice President
                                    West 51st Street Development Corp.          Vice President
                                    West 73rd Street Development Corp.          Vice President
                                    Lemark Land in Setauket, Inc.               Vice President
                                    Ludlow Street Development Corp.             Vice President
                                    Milestone Square Corp.                      Vice President
                                    Oceanside 35-05 Hampton Road Inc.           Vice President
                                    Oceanside 35-39 Hampton Road Inc.           Vice President
                                    Sangeo 709 Merrick Road Corp.               Vice President
                                    Sherwood Plaza Corp.                        Vice President
                                    Syosset 240 Jericho, Inc.                   Vice President

Nancy A. Ellefson                   LaSalle Bank N.A.                           Vice President
Vice President

Frank  J. Haggerty                  None
Vice President



Lisa Kirkwood                       LaSalle Bank N.A.                           Vice President
Vice President

Scott Marinko                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Phillip P. Mierzwa                  LaSalle Bank N.A.                           Vice President
Vice President

Kurt Moeller                        LaSalle Bank N.A.                           Vice President
Vice President

Michael Mosher                      LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Eric Nilles                         Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Marc Peirce                         ABN AMRO Funds                              Vice President
Vice President                      ABN AMRO Fund Services, Inc.                Vice President

Mary E. Ras                         LaSalle Bank N.A.                           Vice President
Vice President

David Rothweiler                    LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Fred Senft                          Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Stephen Smart                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Ann Weis                            None
Vice President

Susan M. Wiemeler                   None
Vice President

Daniel Zaldivar                     Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Jeff Cook                           None
Assistant Vice President

Christine Dragon                    None
Assistant Vice President

Thom Forsha                         None
Assistant Vice President

Timothy Kelly                       None
Assistant Vice President

Todd Larson                         LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President



Patrick Lawlor                      LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President

Laurie Lynch                        ABN AMRO Funds                              Vice President
Assistant Vice President            ABN AMRO Fund Services, Inc.                Assistant Vice President

Joseph Pavnica                      None
Assistant Vice President

Kim Phillips                        None
Assistant Vice President

Marcia Roth                         None
Assistant Vice President

Gerco Goote                         ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Wiepke Postma                       ABN AMRO NSM International Funds
Senior Vice President               Management B.V.                             Director
                                    ABN AMRO Bank N.V.                          Senior Vice President

Wouter van der Veen                 ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Philip Kiewiet de Jonge             ABN AMRO Bank N.V.                          Vice President
Vice President

Jan Lamme                           ABN AMRO Bank N.V.                          Vice President
Vice President

Patrick Lemmens                     ABN AMRO Bank N.V.                          Vice President
Vice President

Edward Niehoff                      ABN AMRO Bank N.V.                          Vice President
Vice President

Henk Rozendaal                      ABN AMRO Bank N.V.                          Vice President
Vice President

Garrit-Jan ten Doesschate           ABN AMRO Bank N.V.                          Vice President
Vice President

Jaap van der Geest                  ABN AMRO Bank N.V.                          Vice President
Vice President

Wijgert Verstoep                    ABN AMRO Bank N.V.                          Vice President
Vice President

Anton Wouters                       ABN AMRO Bank N.V.                          Vice President
Vice President

Maarten Bloemen                     ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Lucien Carton                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager


Stefan de Maar                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Arjen Dibbets                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Felix Lanters                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Theo Maas                           ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Jacco Maters                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Moolenburgh                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Wim Mur                             ABN AMRO Bank N.V..                         Portfolio Manager
Portfolio Manager

Martine Paap                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Loes Pals - de Groot                ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Carlos Rodriguez                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Guido ven der Burg                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Bas Verlaat                         ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Holger Weeda                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Daniel Lof                          ABN AMRO Bank N.V.                          Junior Portfolio Manager
Junior Portfolio Manager

Anna Simone                         ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Jan van Vulpen                      ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Luiz Eduardo Passos Maia            ABN AMRO Asset Management S.A.              Chief Executive Officer
Executive Officer

Mailson Hykavei                     ABN AMRO Asset Management S.A.              Chief Trader
Trader

Fernando Meibak                     ABN AMRO Asset Management S.A.              Chief Sales Officer
Sales Officer

Sergio Angelim                      ABN AMRO Asset Management S.A.              Senior Sales Officer
Sales Officer


Teruo Monobe                        ABN AMRO Asset Management S.A.              Compliance Officer
Compliance Officer

Eduardo Castro                      ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Sylvio De Castro                    ABN AMRO Asset Management S.A.              Assistant Portfolio Mgr.
Assistant Portfolio Mgr.

Alexandre Povoa                     ABN AMRO Asset Management S.A.              Chief Investment Officer
Investment Officer

Rodolfo Froes                       ABN AMRO Asset Management S.A.              Senior Trader
Trader

Ricardo Schneider                   ABN AMRO Asset Management S.A.              Trader
Trader

Antonio Grisi Neto                  ABN AMRO Asset Management S.A.              Trader
Trader

Pedro Villani                       ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Elisabeth Lerner                    ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Maria Cristina Paganini             ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Hugo Penteado                       ABN AMRO Asset Management S.A.              Chief Economist
Economist

Aquiles Mosca                       ABN AMRO Asset Management S.A.              Economist
Economist

Cesar Ferraz                        ABN AMRO Asset Management S.A.              Trader
Trader

Eduardo Mendonca                    ABN AMRO Asset Management S.A.              Trader
Trader

Niels Haslund                       ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Cristiano Pardi                     ABN AMRO Asset Management S.A.              Risk Manager
Risk Manager

Maria Helena Valio                  ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Juan Katz                           ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Glaucia Castro Quinto               ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst


Luiz Ribeiro                        ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Ronaldo Ferreira                    ABN AMRO Asset Management S.A.              Head of AM Operations
Operations

Caterina Grassa                     ABN AMRO Asset Management S.A.              Coordinator, Foreign Funds
Coordinator, Foreign Funds

Franciscus Lucas Kusse              ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    Asia Pacific                                CEO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Australia) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Kim Guan Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    ABN AMRO NSM International Funds
                                    Management B.V.                             Portfolio Manager
                                    Asia Pacific                                CIO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Singapore) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Chi Keung Edmond Leung              ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Paritosh Thakore                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hak Kau Karl Lung                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Solange Rouschop                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ming Fai Larry Yuen                 ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ka Lok Carol Wong                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Yim Mui Bridget Yu                  ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hau Cho Joe Pun                     ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President


ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISERS
CHICAGO CAPITAL MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326 VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314
ABN AMRO ASSET MANAGEMENT (USA) LLC, 161 North Clark Street, Chicago, IL 60601

SUB-ADVISERS
TALON ASSET MANAGEMENT, INC., One North Franklin, Chicago, IL 60606
MFS INSTITUTIONAL ADVISORS, 500 Boylston Street, Boston, Massachusetts 02116

THINKORSWIM ADVISORS, INC., 3304 NORTH LINCOLN AVE., CHICAGO, IL 60657

CUSTODIANS
DEUTSCHE BANK/BANKERS TRUST COMPANY, 130 Liberty Street, New York, New York
10006
J.P. MORGAN CHASE AND COMPANY, 270 Park Avenue, New York, New York  10017

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTION SERVICES (USA), INC., 3200 Horizon Drive, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois, on the 16th day of September, 2002.




                                          ABN AMRO FUNDS
                                          (formerly known as Allegheny Funds)


                                          By:  /s/ KENNETH C. ANDERSON
                                               ------------------------------
                                               Kenneth C. Anderson, President



Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement of the ABN AMRO Funds has been signed by the following persons in the following capacity on the 16th day of September, 2002.



          SIGNATURE                                   CAPACITY
          ---------                                   --------

/s/ STUART D. BILTON*                        Chairman, Board of Trustees
---------------------------
Stuart D. Bilton

/s/ LEONARD F. AMARI*                                  Trustee
---------------------------
Leonard F. AMARI

/s/ ARNOLD F. BROOKSTONE*                              Trustee
---------------------------
Arnold F. Brookstone

/s/ ROBERT FEITLER*                                    Trustee
---------------------------
Robert Feitler

/s/ ROBERT A. KUSHNER*                                 Trustee
---------------------------
Robert A. Kushner

/s/ GREGORY T. MUTZ*                                   Trustee
---------------------------
Gregory T. Mutz

/s/ ROBERT B. SCHERER*                                 Trustee
---------------------------
Robert B. Scherer

/s/ NATHAN SHAPIRO*                                    Trustee
---------------------------
Nathan Shapiro

/s/ DENIS SPRINGER*                                    Trustee
---------------------------
Denis Springer

/s/ JAMES WYNSMA*                                      Trustee
---------------------------
James Wynsma

/s/ KENNETH C. ANDERSON                               President
---------------------------                (Principal Executive Officer)
Kenneth C. Anderson

/s/ GERALD F. DILLENBURG                Senior Vice President, Secretary &
---------------------------             Treasurer (Principal Accounting &
Gerald F. Dillenburg                            Financial Officer)



* Signed by Gerald F. Dillenburg pursuant
  to a Power of Attorney previously filed.           September 16, 2002



*   By:  /s/ GERALD F. DILLENBURG
         -----------------------------------
         Gerald F. Dillenburg,
         Attorney-in-Fact

                                 EXHIBIT INDEX

Item 23
Exhibits                            Document


(i)            Opinion of Vedder, Price, Kaufman & Kammholz

(j)            Opinion of Ernst & Young

(p)(7)         Code of Ethics of Talon Asset Management Inc.